As filed with the Securities and Exchange Commission on September 29, 2010
Registration No. 333-169088

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1          ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

MUNDER SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan 48009
(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (248) 647-9200

Stephen J. Shenkenberg
Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
(Name and Address of Agent for Service)

Copy to:

Jane Kanter, Esq.
Dechert LLP
1775 I Street, NW
Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

MUNDER SERIES TRUST
MUNDER ENERGY FUND

MUNDER SERIES TRUST II
MUNDER HEALTHCARE FUND

480 Pierce Street
Birmingham, MI 48009
(800) 468-6337

Special Meetings of Shareholders to be held _____, 2010

Dear Shareholders of the Energy Fund and Healthcare Fund:

Please take note that Special Meetings of Shareholders of the Munder Energy Fund (“Energy Fund”), a diversified series of Munder Series Trust (“MST”), an open-end management investment company, and of the Munder Healthcare Fund (“Healthcare Fund”), a diversified series of Munder Series Trust II (“MST II”) will be held on [day], [date], 2010, at the offices of Munder Capital Management (“MCM”), 480 Pierce Street, Birmingham, Michigan 48009, at [time]. Eastern time (“Meeting”).

At the Meeting, shareholders of the Energy Fund will be asked to consider a proposal that the Energy Fund (“Acquired Fund”) be reorganized with and into the Munder Growth Opportunities Fund (“Growth Opportunities Fund” or “Target Fund”), a diversified series of MST, to seek to provide the Energy Fund’s shareholders with (i) improved performance, (ii) greater asset under management in a single fund by combining two funds with identical investment objectives into a single fund and (iii) the ability to eliminate certain costs of running the Energy Fund and Growth Opportunities Fund separately.

At the Meeting, shareholders of the Healthcare Fund will be asked to consider a proposal that the Healthcare Fund (“Acquired Fund”) be reorganized with and into the Growth Opportunities Fund to seek to provide the Healthcare Fund’s shareholders with (i) improved performance, (ii) greater asset under management in a single fund, (iii) a reduction in total operating expenses, (iv) certain economies of scale by combining two funds with identical investment objectives into a single fund, and (v) the ability to eliminate certain costs of running the Healthcare Fund and Growth Opportunities Fund separately.

The Energy Fund, Healthcare Fund and the Growth Opportunities Fund each have the same investment objective to provide long-term capital appreciation.  The Energy Fund, Healthcare Fund and Growth Opportunities Fund (collectively, the “Funds”) share a common investment advisor and administrator, MCM.

If shareholders of the Acquired Fund approve the respective Agreement and Plan of Reorganization (each a “Reorganization Agreement” and collectively, the “Reorganization Agreements”) described in the accompanying materials, all of the assets of the respective Acquired Fund will be transferred to the Target Fund in exchange for corresponding or designated shares of the Target Fund having an aggregate value equal to the net asset value of the respective Acquired Fund and the assumption by the Target Fund of all of the liabilities of the respective Acquired Fund (each a “Reorganization” and collectively, the “Reorganizations”).  Each Acquired Fund then will distribute to its respective shareholders shares of the Target Fund to which each such shareholder is entitled in complete liquidation of the applicable Acquired Fund.  The proposals to approve the Reorganizations include the approvals of the liquidation, termination and dissolution of each Acquired Fund following the Reorganizations.  Following the Reorganization of the Healthcare Fund, MST II will deregister as an investment company and subsequently voluntarily dissolve pursuant to Massachusetts law.

Each proposed Reorganization is intended to be a tax-free reorganization for federal income tax purposes.  As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with a proposed Reorganization.  Management strongly invites your participation by asking you to review these materials and complete and return the proxy card enclosed with these materials as soon as possible.

The Boards of Trustees of the Energy Fund and the Healthcare Fund (each a “Board”, collectively referred to as the “Boards”) believe that the completion of each proposed Reorganization will enable shareholders of each Acquired Fund to benefit from the following: (1) the continued investment expertise of MCM, the investment advisor for the Target Fund, in managing assets that may include investment in similar securities to those held by each Acquired Fund; and (2) the larger asset base of the Target Fund (which will permit the fixed and relatively fixed costs of each Acquired Fund to be spread over that larger asset base) that are expected to result in a significant reduction in the per share expenses currently paid by shareholders of the Target Fund.

In addition, neither Reorganization will be contingent upon the approval of the other Reorganization.

If each Reorganization is approved by its respective shareholders, the Acquired Fund will be combined with the Target Fund and, if you are a shareholder of an Acquired Fund at the time of the closing of the Reorganizations, you will (1) become a shareholder of the Target Fund and (2) receive shares of the Target Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in each Acquired Fund immediately prior to the closing of the Reorganizations. No sales charges will be imposed on an Acquired Fund shares participating in the Reorganizations.  As noted above, the closing of each Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that each proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  Detailed information about each proposed Reorganization and the reasons for shareholders approval of each Reorganization Agreement are contained in the enclosed proxy solicitation materials.

The Boards strongly urge you to vote FOR approval of the Reorganization Agreements.

Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience.  It is very important that you vote and that your voting instructions be received no later than the close of business on _____, 2010.

Whether or not you plan to attend the Meeting in person, please vote your shares.  In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by telephone:	To vote by Internet:

(1) Read the Combined Proxy Statement and have the enclosed proxy card at hand.	(1) Read the Combined Proxy Statement and have the enclosed proxy card at hand.
(2) Call the toll-free number that appears on the enclosed proxy card.	(2) Go to the website that appears on the enclosed proxy card.
(3) Enter the control number set forth on the enclosed proxy card and follow the simple instructions.	(3) Enter the control number set forth on the enclosed proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet using the control number that appears on the enclosed proxy card.  Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings.  We have provided postage-paid return envelopes for each, which require no postage if mailed in the United States.

If you have any questions after considering the enclosed materials, please call (800) 468-6337.

Sincerely,

James V. FitzGerald
President
Munder Series Trust
Munder Series Trust II

ii

MUNDER SERIES TRUST
MUNDER ENERGY FUND

MUNDER SERIES TRUST II
MUNDER HEALTHCARE FUND

480 Pierce Street
Birmingham, MI 48009
(800) 468-6337

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
To Be Held on _____, 2010

To the Shareholders of Munder Energy Fund and Munder Healthcare Fund:

NOTICE IS HEREBY GIVEN that Special Meetings of Shareholders of the Munder Energy Fund (“Energy Fund”), a diversified series of Munder Series Trust (“MST”), an open-end management investment company, and of the Munder Healthcare Fund (“Healthcare Fund”), a diversified series of Munder Series Trust II (“MST II”) will be held on [day], [date], 2010, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, at [time]. Eastern time (“Meeting”), for the following purposes:

(1)
To approve or disapprove an Agreement and Plan of Reorganization providing for, among other things, (a) the acquisition of all of the assets of the Energy Fund by the Munder Growth Opportunities Fund (“Growth Opportunities Fund”), a diversified series of MST, in exchange for shares of the Growth Opportunities Fund and the assumption by the Growth Opportunities Fund of all liabilities of the Energy Fund and (b) the subsequent liquidation, termination, and dissolution of the Energy Fund; and

(2)
To approve or disapprove an Agreement and Plan of Reorganization providing for, among other things (a) the acquisition of all of the assets of the Healthcare Fund by the Growth Opportunities Fund in exchange for shares of the Growth Opportunities Fund and the assumption by the Growth Opportunities Fund of all liabilities of the Healthcare Fund, (b) the subsequent liquidation, termination, and dissolution of the Healthcare Fund, and (c) the subsequent deregistration of MST II as an investment company and dissolution of MST II; and

(3)	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The Record Date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof will be as of the close of business on ___________, 2010.

EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Boards of Trustees,

James V. FitzGerald
President
Munder Series Trust
Munder Series Trust II
_________, 2010

COMBINED PROXY STATEMENT/PROSPECTUS DATED __________, 2010

MUNDER SERIES TRUST
MUNDER ENERGY FUND

MUNDER SERIES TRUST II
MUNDER HEALTHCARE FUND

480 Pierce Street
Birmingham, Michigan 48009
(800) 468-6337

Special Meetings of Shareholders of Munder Energy Fund and
Shareholders of Munder Healthcare Fund
to be held _____, 2010
Relating to the Reorganization into Munder Growth Opportunities Fund

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Trustees of Munder Series Trust (“MST”), an open-end management investment company organized as a Delaware statutory trust, on behalf of the Munder Energy Fund (“Energy Fund”), a diversified series of MST, and Board of Trustees of Munder Series Trust II (“MST II”), an open-end management investment company organized as a Massachusetts business  trust, on behalf of the Munder Healthcare Fund (“Healthcare Fund”), a diversified series of MST II, for a Special Meeting of Shareholders of the Energy Fund and Healthcare Fund (“Meeting”). The Meeting will be held on [day], [date], 2010, at [time]. Eastern time, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009.

At the Meeting, shareholders of the Energy Fund and Healthcare Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), respectively, will be asked to consider and act upon the following proposals:

(1)
To approve or disapprove an Agreement and Plan of Reorganization providing for, among other things, (a) the acquisition of all of the assets of the Energy Fund by the Munder Growth Opportunities Fund (“Growth Opportunities Fund” or “Target Fund”), a diversified series of MST, in exchange for shares of the Target Fund and the assumption by the Target Fund of all liabilities of the Energy Fund and (b) the subsequent liquidation, termination, and dissolution of the Energy Fund; and

(2)
To approve or disapprove an Agreement and Plan of Reorganization providing for, among other things, (a) the acquisition of all of the assets of the Healthcare Fund by the Target Fund in exchange for shares of the Target Fund and the assumption by the Target Fund of all liabilities of the Healthcare Fund, (b) the subsequent liquidation, termination, and dissolution of the Healthcare Fund, and (c) subsequent deregistration of MST II as an investment company and dissolution of MST II; and

(3)	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Under each proposed Reorganization Agreement, each shareholder of an Acquired Fund would be entitled to receive shares of the Target Fund having an aggregate net asset value equal to the aggregate value of the shares of the Acquired Fund held by that shareholder as of the close of business on the business day of the closing of the Reorganization.  You are being asked to approve the applicable Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished.  Because shareholders of each Acquired Fund are being asked to approve a reorganization transaction that will result in them holding shares of the Target Fund, this Combined Proxy Statement also serves as a Prospectus for the Growth Opportunities Fund.

If each Reorganization Agreement is approved by shareholders of the respective Acquired Fund, holders of Class A shares of an Acquired Fund will receive Class A shares of the Target Fund and no sales charge will be imposed on the Class A shares of the Target Fund received by an Acquired Fund shareholders.  Holders of Class B, C and Y shares of each Acquired Fund will receive shares of the corresponding class of the Target Fund.  Subsequent to the Reorganization, any contingent deferred sales charge (“CDSC”) that applied to a shareholder’s Class B or C shares of an Acquired Fund at the time of the Reorganization will continue to apply for the holding period applicable at the time of the Reorganization.  In calculating any applicable CDSC, the period during which a shareholder held the Class B or C shares of an Acquired Fund will be included in the holding period.

Holders of Class K shares of the Healthcare Fund will receive shares of A class of the Growth Opportunities Fund (and no sales charge will be imposed on the Class A shares of the Target Fund received by an Class K shares of the Healthcare Fund).

Each Reorganization transaction is being structured as a tax-free reorganization for federal income tax purposes.  (In this regard, please see “Information About the Reorganization—Federal Income Tax Consequences.”)  However, each Acquired Fund’s shareholders should consult their tax advisors to determine the actual impact of the Reorganization on them in light of their individual tax circumstances.

Neither Reorganization will be contingent upon the approval or completion of the other Reorganization.

The investment objectives of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund (each a “Fund” and together the “Funds”) are identical.  However, there are certain differences in investment policies and strategies of the Funds, which are described below and elsewhere in this Proxy Statement/Prospectus.

The Energy Fund and Growth Opportunities Fund are diversified series of MST.  The Healthcare Fund is a diversified series of MST II.  Each Funds’ investment objective is to provide long-term capital appreciation.  Some of key the differences between the Funds are as follows:

The Energy Fund pursues its investment objective by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of energy-related companies.

▪
Energy-related companies are companies engaged in business within the energy sector and companies in other sectors with at least 50% of sales or earnings derived from or at least 50% of assets dedicated to energy-related activities.

The Healthcare Fund pursues its investment objective by investing, under normal circumstances, at least 80% of the Fund’s assets in health care companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health or medical-related activities.

▪
Healthcare companies include drug and drug delivery companies; biotechnology firms; medical device and instrument manufacturers; and health care services companies, including HMOs, hospitals, product distributors and clinical laboratories.

The Growth Opportunities Fund pursues its investment objective by identifying secular growth trends and investing in equity securities (i.e., common stocks, preferred stocks, depositary receipts, convertible securities and rights and warrants) of companies Munder Capital Management (‘MCM”) believes will benefit from these trends.

▪
A substantial portion of the Fund’s investments will be in companies positioned to benefit from the secular growth of: (1) the Internet, including companies whose core business models are focused primarily on the Internet, companies that provide the hardware, services and software components that enable advancement or facilitate the usage of the Internet, and companies across a broad range of industries and sectors that utilize the Internet to enhance their business models; and (2) science and technology, including companies whose core business models are primarily focused on science and technology and companies that benefit from scientific or technological advances.

▪
The Fund is required to invest at least 25% of its assets in companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.

MCM) serves as investment advisor for each Fund and is described in more detail under “Information About Management of the Funds.”

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Growth Opportunities Fund that a prospective investor should know before investing.  A Statement of Additional Information (“SAI”) dated _____, 2010 relating to this Combined Proxy Statement/ Prospectus and the Reorganizations are incorporated herein by reference into this Proxy Statement/Prospectus.  If you would like to receive a copy of the SAI relating to this Proxy Statement/Prospectus and the Reorganizations, call (800) 468-6337, or write the Funds at 480 Pierce Street, Birmingham, Michigan 48009 and you will be promptly mailed one free of charge.

The following documents have been filed with the Securities and Exchange Commission: (1) the Prospectus of the Energy Fund (Class A, B, C and Y shares) dated October 31, 2009; (2) the Prospectus of the Healthcare Fund (Class A, B, C, K, R and Y shares) dated October 31, 2009, as restated on July 1, 2010; (3) the Prospectus of the Growth Opportunities Fund (Class A, B, C, R and Y shares) dated January 1, 2010; (4) the SAI for the Energy Fund, Healthcare Fund and Growth Opportunities Fund dated October 31, 2009, as supplemented and restated July 1, 2010; (5) the Annual Report for the Energy Fund (Class A, B, C and Y shares) dated June 30, [2010]; (6) the Semi-Annual Report for the Energy Fund (Class A, B, C and Y shares) dated December 31, 2009; (7) the Annual Report for the Healthcare Fund (Class A, B, C, K, R and Y shares) dated June 30, [2010]; (8) the Semi-Annual Report for the Healthcare Fund (Class A, B, C, K, R and Y shares) dated December 31, 2009; (9) the Annual Report for the Growth Opportunities Fund (Class A, B, C, R and Y shares) dated June 30, [2010]; and (10) the Semi-Annual Report for the Growth Opportunities Fund (Class A, B, C, R and Y shares) dated December 31, 2009.  Copies of each of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the Funds at (800) 468-6337 or by writing to the Funds at 480 Pierce Street, Birmingham, Michigan 48009.

Accompanying this Proxy Statement/Prospectus as Appendix D are copies of the Agreements and Plans of Reorganization pertaining to the transactions.

Mutual fund shares are not bank deposits and are not insured or guaranteed by the federal deposit insurance corporation or any other government agency.  Mutual fund shares involve certain investment risks, including the possible loss of principal.  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS	1
SUMMARY	4
PROPOSED REORGANIZATIONS	4
Comparison of Fees and Expenses	6
Comparison of Investment Objectives and Principal Investment Strategies	14
Performance of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund	16
Purchase, Redemption, Exchange and Conversion Policies	20
Dividends and Distributions	20
Tax Consequences	20
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF INVESTING IN THE FUNDS	21
Investment Objectives	21
Principal Investment Strategies	21
Principal Investment Risks	22
INFORMATION ABOUT THE REORGANIZATIONS	25
Reorganization Agreements	25
Description of the Growth Opportunities Fund’s Shares	26
Reasons for the Reorganizations	26
Federal Income Tax Consequences	28
Comparison of Rights of Shareholders	29
Capitalization	30
INFORMATION ABOUT MANAGEMENT OF THE FUNDS	31
Investment Advisor	31
Portfolio Managers	32
ADDITIONAL INFORMATION ABOUT THE FUNDS	33
Required Votes	33
OTHER BUSINESS	33
VOTING INFORMATION	33
Proxy Solicitation	34
Vote Required	34
Quorum	34
Adjournments	35
Effect of Abstentions and Broker “Non-Votes”	35
Share Information	35
LEGAL MATTERS	36
APPENDIX A – FURTHER COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	A-1
More Information About the Funds’ Principal Investment Strategies and Risks	A-1
Other Investments, Investment Techniques and Risks	A-2
Comparison of Fundamental Investment Restrictions	A-4
APPENDIX B – MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND FINANCIAL HIGHLIGHTS	B-1
Munder Growth Opportunities Fund	B-1
Financial Highlights	B-2
APPENDIX C – HOW TO PURCHASE, SELL, EXCHANGE AND CONVERT SHARES	C-1
SHARE CLASS ELIGIBILITY	C-1
INVESTMENT MINIMUMS	C-2
General Information	C-2
Investment Minimum Waivers and Reductions	C-2
Class A & C Shares Accounts Below Minimums	C-3
HOW TO PURCHASE SHARES	C-3
POLICIES FOR PURCHASING SHARES	C-4
Verification of Identity	C-4
Timing of Orders	C-4
APPLICABLE SALES CHARGES	C-5
Front-End Sales Charges – Class A Shares	C-5
Front-End Sales Charge Waivers	C-5
Front-End Sales Charge Reductions – Letters of Intent	C-6
Front-End Sales Charge Reductions - Rights of Accumulation	C-6
Additional Information about Letters of Intent and Rights of Accumulation	C-6
Contingent Deferred Sales Charges (CDSCs)	C-7

CDSC Waivers – Class B and C Shares	C-7
DISTRIBUTION AND SERVICE FEES	C-8
Distribution and Service Plan Fees	C-8
Other Payments to Third Parties	C-8
HOW TO REDEEM SHARES OF THE GROWTH OPPORTUNITIES FUND	C-8
POLICIES FOR REDEEMING SHARES	C-10
Where Proceeds Are Sent	C-10
[Short-Term Trading Fees	C-10
Medallion Signature Guarantees	C-10
Accounts Held Through Financial Institutions	C-10
Redemption Difficulties	C-10
HOW TO EXCHANGE SHARES	C-11
POLICIES FOR EXCHANGING SHARES	C-11
HOW TO CONVERT SHARES	C-12
ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES, CONVERSIONS AND REDEMPTIONS	C-12
Reinstatement Privilege	C-13
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	C-13
Policies and Procedures	C-13
PRICING OF FUND SHARES	C-14
DISTRIBUTIONS	C-15
FEDERAL TAX CONSIDERATIONS	C-15
PUBLICATION OF PORTFOLIO HOLDINGS	C-16

v

PROPOSAL NO. 1

APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

Q.           How will the Reorganizations affect me?

A.           In each Reorganization, the assets of the Acquired Fund will be combined with those of the Target Fund and the liabilities of the Acquired Fund will be assumed by the Target Fund.  Following the applicable Reorganization, you will become a shareholder of the Target Fund and will receive shares of the Target Fund that are equal in value to the shares of the Acquired Fund that you held immediately prior to the closing of the applicable Reorganization.  Shareholders of Class A, B, C and Y shares of each Acquired Fund will receive Class A, B, C and Y shares, respectively, of the Target Fund.  Shareholders of Class R shares of the Healthcare Fund will receive Class R shares of the Target Fund.  Shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund without the imposition of any sales charge normally applicable to purchases of Class A shares.  Each Reorganization has been structured as a tax-free reorganization for federal income tax purposes so shareholders of each Acquired Fund will not recognize any taxable gain or loss as a result of the Reorganization.

Q.           Why are the Reorganizations being recommended?

A.           The primary purposes of the proposed Reorganization of the Energy Fund are to seek to provide (i) improved performance for shareholders of the Energy Fund and (ii) greater assets under management in a single fund by combining Funds with identical investment objectives into a single Fund.  In addition, the Reorganization is expected to result in the elimination of certain costs associated with operating the Energy Fund and the Growth Opportunities Fund separately.

The primary purposes of the proposed Reorganization of the Healthcare Fund are to seek to provide (i) improved performance for shareholders of the Healthcare Fund, (ii) greater assets under management in a single fund and (iii) a reduction in total operating expenses, and (iii) economies of scale by combining two Funds with identical investment objectives into a single Fund.  In addition, the Reorganization is expected to result in the elimination of certain costs associated with operating the Healthcare Fund and the Growth Opportunities Fund and MST and MST II, respectively,  separately.  In addition, the  Reorganization is expected to result in the elimination of certain costs associated with operating and Healthcare Fund and the Growth Opportunities Fund separately.

Before approving each proposed Reorganization, the Boards evaluated the benefits to the shareholders of each Acquired Fund, including (i) the steady and significant decline in the assets of the Target Funds (which has negatively affected their expense ratios and is likely to further increase such ratios in the future), (ii) the opportunity to increase assets by combining each Acquired Fund with a larger Fund that is expected to have greater investment and distribution opportunities, and the (iii) continued investment expertise of MCM.  After careful consideration, each Board determined that the applicable Reorganization Agreement is in the best interests of each Acquired Fund and its respective shareholders.  Through this proxy, they are submitting each proposal for Reorganization to you—the shareholders of each Acquired Fund—for a vote.

Q.           How do the fees paid by the Target Fund compare to those payable by each Fund?

A.           The pro forma total per share operating expenses for each corresponding or designated class of shares of the Target Fund (assuming completion of both Reorganizations) are expected to be the same as or lower than the current per share operating expenses of each class of each Acquired Fund.  Pro forma fee, expense and financial information are included in this Proxy Statement/Prospectus for your reference.

Q.           Will I have to pay any sales charge, commission or other transactional fee in connection with the Reorganizations?

A.           No.  The full value of each share of each Acquired Fund will be exchanged for shares of the corresponding or designated class of the Target Fund without the imposition of any sales charge, redemption fee, commission or other transactional fee.

Q.           Who serves as investment advisor to the Funds?

A.           Munder Capital Management is the investment advisor (and administrator) for each Fund.

Q.           Will I have to pay any federal income taxes as a result of the Reorganizations?

A.           Each transaction has been structured to qualify as a tax-free reorganization for federal income tax purposes and is expected to so qualify.  If a Reorganization qualifies for treatment as a tax-free reorganization for federal income tax purposes, shareholders will not recognize any taxable gain or loss as a result of the Reorganization.  As a condition to the closing of each Reorganization, each Acquired Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  As a shareholder of an Acquired Fund, you should separately consider any state, local and other tax consequences in consultation with your tax advisor.  Opinions of counsel are not binding on the Internal Revenue Service or the courts.

Q.           Will I continue to be able to exchange my shares for shares of other funds in the Munder family of mutual funds?

A.           Yes.  As with Class A, B, C and Y shares of the Energy Fund and Class A, B, C, R and Y shares of the Healthcare Fund, you will be able to exchange Class A, B, C, R or Y shares of the Growth Opportunities Fund for the same class of shares of other Munder Funds, which are series of MST, subject to certain restrictions described in the prospectus of each Munder Fund.  Shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund, which you will be able to exchange for Class A shares of other Munder Funds.  Such exchanges will not be subject to any sales charges.  Before requesting any such exchange, you should carefully review the applicable prospectus for the other Munder Fund to ensure that it meets your investment objectives and needs.

Q.           Who will pay the expenses relating to the Reorganizations?

A.           MCM will bear all of the expenses of the Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the respective Reorganization.

Q.           What happens if a Reorganization Agreement is not approved?

A.              If a Reorganization Agreement is not approved by shareholders, the Reorganization will not occur.  In such an event, the Energy Fund, Healthcare Fund and Growth Opportunities Fund will continue to operate separately, and MCM and the Boards of Trustees of MST and MST II will determine what additional steps may be appropriate and in the best interests of each of the Energy Fund and Healthcare Fund, respectively, and its respective shareholders, including but not limited to liquidation of the Energy Fund or the Healthcare Fund.

Q.           What if there are not enough votes to reach a quorum by the scheduled date of a special shareholder meeting?

A.           If a quorum is not obtained by the scheduled Meeting date, the Meeting will be adjourned to allow more time to solicit additional proxies from shareholders.  We urge you to vote promptly after reviewing the enclosed material so that we can avoid additional expenses and delay associated with additional proxy solicitation efforts.  The persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders.  If MCM reasonably believes that such further solicitation is not likely to be successful in obtaining the required quorum without significant additional expense, the proxy solicitation may be abandoned and MCM and the Boards of Trustees of MST and MST II will determine what additional steps may be appropriate and in the best interests of the Energy Fund and Healthcare Fund and its respective shareholders, including but not limited to liquidation of the Energy Fund and Healthcare Fund.

Q.           Who is eligible to vote?

A.           Only Acquired Fund shareholders who are record holders on _____, 2010 are entitled to attend and vote at the meeting or any adjournments thereof.

Q.           How many votes am I entitled to cast?

A.           You are entitled to one vote for each share (and a fractional vote for each fractional share) of the Acquired Fund that you owned on the record date.

Q.           How do I vote my shares?

A.           You may vote by signing, dating and returning your proxy card in the enclosed postage-paid envelope.  Alternatively, you may vote your proxy via the telephone or the Internet using the information provided on your proxy card.  Please take advantage of these voting options.  You may also vote in person at the Meeting.  If you submitted a proxy by mail, by telephone or via the Internet, you may withdraw it at the Meeting and then vote in person at the Meeting or you may submit a superseding proxy by mail, by telephone or via the Internet.  If you sign a proxy card, but do not indicate your voting instructions, your shares will be voted for approval of the applicable Agreement and Plan of Reorganization.  If any other business comes before the meeting, your shares will be voted in the discretion of the persons named as proxies.

Q.           Whom do I call if I have questions after reading these materials?

A.           If you have questions regarding the Meeting, the proposals or the Proxy Statement/Prospectus, please call [The Altman Group, our proxy solicitor, toll free at (800) 331-7487.]

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreements, copies of which are attached to this Combined Proxy Statement/ Prospectus as Appendix D. The materials in the exhibits and the SAI dated _______, 2010, for the Growth Opportunities Fund are hereby incorporated by reference into this Proxy Statement/Prospectus.

PROPOSED REORGANIZATIONS

Energy Fund.  At a meeting held on August 17, 2010, the Board of Trustees of MST approved the Reorganization Agreement, subject to the approval of the shareholders of the Energy Fund. The Reorganization Agreement provides for:

•
the transfer of all of the assets of the Energy Fund to the Growth Opportunities Fund in exchange for corresponding shares of the Growth Opportunities Fund having an aggregate value equal to the net asset value of the Energy Fund and the assumption by the Growth Opportunities Fund of all of the liabilities of the Energy Fund;

•
the distribution to each of the shareholders of the Energy Fund of corresponding shares of the Growth Opportunities Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Energy Fund held by that shareholder immediately prior to the closing of the Reorganization; and

•	the complete liquidation of the Energy Fund and the subsequent termination and dissolution of the Energy Fund in accordance with applicable law and MST’s organizational documents.

Healthcare Fund.  At a meeting held on August 17, 2010, the Board of Trustees of MST II approved the Reorganization Agreement, subject to the approval of the shareholders of the Healthcare Fund. The Reorganization Agreement provides for:

•
the transfer of all of the assets of the Healthcare Fund to the Growth Opportunities Fund in exchange for corresponding or designated shares of the Growth Opportunities Fund having an aggregate value equal to the net asset value of the Healthcare Fund and the assumption by the Growth Opportunities Fund of all of the liabilities of the Healthcare Fund;

•
the distribution to each of the shareholders of the Healthcare Fund of corresponding or designated shares of the Growth Opportunities Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Healthcare Fund held by that shareholder immediately prior to the closing of the Reorganization;

•	the complete liquidation of the Healthcare Fund and the subsequent termination and dissolution of the Healthcare Fund in accordance with applicable law and MST II’s organizational documents; and

•	the deregistration of MST II as an investment company and subsequent dissolution of MST II in accordance with the requirements of Massachusetts law.

Each Reorganization is scheduled to be effective as of the close of business on Friday, ______, 2010 (“Closing Date”). The Closing Date may be postponed if a Fund has not yet obtained the requisite vote needed to approve the Reorganization or for any other reason as the parties may agree.  As a result of a Reorganization, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the Target Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date. Shareholders of Class A, B, C, R and Y shares of an Acquired Fund, as applicable, will receive Class A, B, C, R and Y shares, respectively, of the Growth Opportunities Fund.  Shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund without the imposition of any sales charge normally applicable to purchases of Class A shares.  See “Information About the Reorganizations” below.

For the reasons set forth below under “Reasons for the Reorganizations,” the Boards of Trustees of MST and MST II, including all of the Trustees deemed to be “independent”, to the extent such Trustees are not considered to be “interested persons” of the Energy Fund or Healthcare Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), has concluded that (1) each Reorganization would be in the best interests of the Acquired Fund, (2) the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the respective Reorganization, and (3) each Reorganization Agreement should be submitted to shareholders of the applicable Acquired Fund for approval. The Board of Trustees of MST has also approved each Reorganization on behalf of the Target Fund.

The Board recommends that you vote “FOR” each proposed Reorganization Agreement effecting the applicable Reorganization.

Comparison of Fees and Expenses

The following tables compare the fees and expenses of each class of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund and show the estimated fees and expenses for each of these classes on a pro forma basis, giving effect to the proposed Reorganizations.  We have estimated these pro forma numbers in good faith, based on information contained in the Annual Reports to Shareholders for each of the Funds for the fiscal year ended June 30, 2010 and information available as of August 31, 2010.  (Information for the Growth Opportunities Fund is based on periods when it was known as the Munder Internet Fund).

In approving the proposed Reorganizations, the Boards considered the fact that average net assets of the Energy and Healthcare Funds during the fiscal year ended June 30, 2010 were substantially higher than actual levels at June 30, 2010.  The Board further recognized the significant negative impact on projected expense ratios for the Energy and Healthcare Funds resulting from these decreases in assets.

TABLE A below provides information based on the fiscal year ended June 30, 2010 without adjustments for changes in net assets and expenses.

•
In TABLE A, Columns 1, 2 and 3 reflect the actual fees and expenses for each class of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund, respectively, for the fiscal year ended June 30, 2010, as adjusted for the reduced advisory fee for the Growth Opportunities Fund that was approved by the Board at its August 17, 2010 meeting and effective October 31, 2010.

•
In TABLE A, Columns 4, 5 and 6 reflect the pro forma fees and expenses of the combined Growth Opportunities Fund if it merged with only the Energy Fund, only the Healthcare Fund, and with both Funds, respectively, as if the Reorganizations had occurred as of July 1, 2009, as adjusted for the reduced advisory fee for the Growth Opportunities Fund that was approved by the Board at its August 17, 2010 meeting and effective October 31, 2010.

TABLE A - FEES AND EXPENSES
(Based on the fiscal year ended June 30, 2010, without adjustments for changes in net assets and expenses, other than the reduced advisory fee for the Growth Opportunities Fund approved by the Board at the August 17, 2010 meeting.)

	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Combined Pro Forma: Growth Opportunities Fund – Merged only with Energy	Combined Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Combined Pro Forma: Growth Opportunities Fund – Both Mergers
Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses	0.92%	1.29%	1.00%	0.93%	0.95%	0.88%
Total Annual Fund Operating Expenses	1.67%	2.09%	1.85%	1.78%	1.80%	1.73%

TABLE A - FEES AND EXPENSES
(Based on the fiscal year ended June 30, 2010, without adjustments for changes in net assets and expenses, other than the reduced advisory fee for the Growth Opportunities Fund approved by the Board at the August 17, 2010 meeting.)

	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Combined Pro Forma: Growth Opportunities Fund – Merged only with Energy	Combined Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Combined Pro Forma: Growth Opportunities Fund – Both Mergers
Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%(a)	5.5%(a)	5.5%(a)	5.5%(a)	5.5%(a)	5.5%(a)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)	None(b)	None(b)	None(b)	None(b)	None(b)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.93%	1.30%	1.00%	0.93%	0.95%	0.88%
Total Annual Fund Operating Expenses	1.93%	2.35%	2.10%	2.03%	2.05%	1.98%
Class B Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	5%(c)	5%(c)	5%(c)	5%(c)	5%(c)	5%(c)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.94%	1.31%	1.01%	0.94%	0.96%	0.89%
Total Annual Fund Operating Expenses	2.69%	3.11%	2.86%	2.79%	2.81%	2.74%
Class C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1%(d)	1%(d)	1%(d)	1%(d)	1%(d)	1%(d)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.93%	1.30%	1.00%	0.93%	0.95%	0.88%
Total Annual Fund Operating Expenses	2.68%	3.10%	2.85%	2.78%	2.80%	2.73%

TABLE A - FEES AND EXPENSES
(Based on the fiscal year ended June 30, 2010, without adjustments for changes in net assets and expenses, other than the reduced advisory fee for the Growth Opportunities Fund approved by the Board at the August 17, 2010 meeting.)

	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Combined Pro Forma: Growth Opportunities Fund – Merged only with Energy	Combined Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Combined Pro Forma: Growth Opportunities Fund – Both Mergers
Class K Shares(f)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None			5.5%(a)(f)	5.5%(a)(f)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)		None			None(b)(f)	None(b)(f)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%			0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.00%			0.25%	0.25%
Other Expenses		1.56%			0.95%	0.88%
Total Annual Fund Operating Expenses		2.36%			2.05%	1.98%
Class R Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)		None	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%	0.85%		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.50%(e)	0.50%(e)		0.50%(e)	0.50%(e)
Other Expenses		1.30%	0.97%		0.92%	0.85%
Total Annual Fund Operating Expenses		2.60%	2.32%		2.27%	2.20%

(a) The sales charge declines as the amount invested increases.
(b) A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.
(c) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
(d) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(e) Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f) Under the Agreement and Plan of Reorganization, shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund.

Expense Example (Based on TABLE A Expenses)

This example is intended to help you compare the cost of investing in each Fund and the Funds combined with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that all dividends and distributions are reinvested.  The fees and expenses used to calculate the example are based on the fees and expenses shown in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y Shares	1 Year	3 Years	5 Years	10 Years
Energy Fund	$170	$526	$907	$1,976
Healthcare Fund	$212	$655	$1,124	$2,421
Growth Opportunities Fund	$188	$582	$1,001	$2,169
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy Fund	$181	$560	$964	$2,095
Pro Forma: Combined Growth Opportunities Fund – Merged only with Healthcare Fund	$183	$566	$975	$2,116
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$176	$545	$939	$2,041
Class A Shares
Energy Fund	$735	$1,123	$1,535	$2,680
Healthcare Fund	$775	$1,243	$1,736	$3,088
Growth Opportunities Fund	$751	$1,172	$1,617	$2,847
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy Fund	$745	$1,152	$1,583	$2,779
Pro Forma: Combined Growth Opportunities Fund – Merged only with Healthcare Fund	$747	$1,157	$1,593	$2,798
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$740	$1,137	$1,559	$2,729
Class B Shares (Assuming You Sold Your Shares at the End of the Period)
Energy Fund	$772	$1,135	$1,625	$2,839
Healthcare Fund	$814	$1,260	$1,830	$3,245
Growth Opportunities Fund	$789	$1,186	$1,708	$3,005
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy Fund	$782	$1,165	$1,674	$2,937
Pro Forma: Combined Growth Opportunities Fund – Merged only with Healthcare Fund	$784	$1,171	$1,684	$2,957
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$777	$1,150	$1,650	$2,888
Class B Shares (Assuming You Stayed in the Fund)
Energy Fund	$272	$835	$1,425	$2,839
Healthcare Fund	$314	$960	$1,630	$3,245
Growth Opportunities Fund	$289	$886	$1,508	$3,005
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy Fund	$282	$865	$1,474	$2,937
Pro Forma: Combined Growth Opportunities Fund – Merged only with Healthcare Fund	$284	$871	$1,484	$2,957
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$277	$850	$1,450	$2,888
Class C Shares (Assuming You Sold Your Shares at the End of the Period)
Energy Fund	$371	$832	$1,420	$3,012
Healthcare Fund	$413	$957	$1,625	$3,411
Growth Opportunities Fund	$388	$883	$1,504	$3,176
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy Fund	$381	$862	$1,469	$3,109
Pro Forma: Combined Growth Opportunities Fund – Merged only with Healthcare Fund	$383	$868	$1,479	$3,128
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$376	$847	$1,445	$3,061

Class C Shares (Assuming You Stayed in the Fund)	1 Year	3 Years	5 Years	10 Years
Energy Fund	$271	$832	$1,420	$3,012
Healthcare Fund	$313	$957	$1,625	$3,411
Growth Opportunities Fund	$288	$883	$1,504	$3,176
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy Fund	$281	$862	$1,469	$3,109
Pro Forma: Combined Growth Opportunities Fund – Merged only with Healthcare Fund	$283	$868	$1,479	$3,128
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$276	$847	$1,445	$3,061
Class K Shares*
Healthcare Fund	$239	$736	$1,260	$2,696
Pro Forma: Combined Growth Opportunities Fund –Merged only with Healthcare Fund	$747	$1,157	$1,593	$2,798
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$740	$1,137	$1,559	$2,729
Class R Shares
Healthcare Fund	$263	$808	$1,380	$2,934
Growth Opportunities Fund	$235	$724	$1,240	$2,656
Pro Forma: Combined Growth Opportunities Fund –Merged only with Healthcare Fund	$230	$709	$1,215	$2,605
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$223	$688	$1,180	$2,534

*Under the Agreement and Plan of Reorganization, shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund.  The pro forma expenses shown for Class K shares include the front-end sales charge (load) applicable to Class A shares.

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

TABLE B below provides information projected for the fiscal year ending June 30, 2011, based on information available as of August 31, 2010.  These projections were based on the fiscal year ended June 30, 2010, with adjustments made for August 31, 2010 net assets and expenses.

•
In TABLE B, Columns 1, 2 and 3 reflect the projected annualized fees of each for each class of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund, respectively, based on their August 31, 2010 Net Assets and projected expenses, as adjusted for the reduced advisory fee for the Growth Opportunities Fund that was approved by the Board at its August 17, 2010 meeting and effective October 31, 2010.

•
In TABLE B, Columns 3, 4 and 5 reflect the projected pro forma annualized fees and expenses as if the Reorganizations had occurred as of August 31, 2010, based on August 31, 2010 net assets and projected expenses, including the reduced advisory fee for the Growth Opportunities Fund that was approved by the Board at its August 17, 2010 meeting.

TABLE B – PROJECTED FEES AND EXPENSES (Based on the August 31, 2010 net assets and projected expenses.)
	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Combined Pro Forma: Growth Opportunities Fund – Merged only with Energy	Combined Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Combined Pro Forma: Growth Opportunities Fund – Both Mergers
Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None	Note	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses	1.04%	1.30%	1.05%	0.98%	1.00%	0.93%
Total Annual Fund Operating Expenses	1.79%	2.10%	1.90%	1.83%	1.85%	1.78%
Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%(a)	5.5%(a)	5.5%(a)	5.5%(a)	5.5%(a)	5.5%(a)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)	None(b)	None(b)	None(b)	None(b)	None(b)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	1.04%	1.30%	1.05%	0.98%	1.00%	0.93%
Total Annual Fund Operating Expenses	2.04%	2.35%	2.15%	2.08%	2.10%	2.03%
Class B Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	5%(c)	5%(c)	5%(c)	5%(c)	5%(c)	5%(c)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses	1.04%	1.30%	1.05%	0.98%	1.00%	0.93%
Total Annual Fund Operating Expenses	2.79%	3.10%	2.90%	2.83%	2.85%	2.78%

TABLE B – PROJECTED FEES AND EXPENSES (Based on the August 31, 2010 net assets and projected expenses.)
	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Combined Pro Forma: Growth Opportunities Fund – Merged only with Energy	Combined Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Combined Pro Forma: Growth Opportunities Fund – Both Mergers
Class C Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1%(d)	1%(d)	1%(d)	1%(d)	1%(d)	1%(d)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.80%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses	1.04%	1.30%	1.05%	0.98%	1.00%	0.93%
Total Annual Fund Operating Expenses	2.79%	3.10%	2.90%	2.83%	2.85%	2.78%
Class K Shares(f)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None			5.5%(a)(f)	5.5%(a)(f)
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)		None			None(b)(f)	None(b)(f)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%			0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.00%			0.25%	0.25%
Other Expenses		1.55%			1.00%	0.93%
Total Annual Fund Operating Expenses		2.35%			2.10%	2.03%
Class R Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)		None	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%	0.85%		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.50%(e)	0.50%(e)		0.50%(e)	0.50%(e)
Other Expenses		1.30%	1.05%		1.00%	0.93%
Total Annual Fund Operating Expenses		2.60%	2.40%		2.35%	2.28%

(a) The sales charge declines as the amount invested increases.
(b) A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.
(c) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
(d) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(e) Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
(f) Under the Agreement and Plan of Reorganization, shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund.

Expense Example (Based on TABLE B Expenses)

This example is intended to help you compare the cost of investing in each Fund and the Funds combined with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that all dividends and distributions are reinvested.  The fees and expenses used to calculate the example are based on the fees and expenses shown in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y Shares	1 Year	3 Years	5 Years	10 Years
Energy Fund	$182	$563	$970	$2,105
Healthcare Fund	$213	$658	$1,129	$2,431
Growth Opportunities Fund	$193	$597	$1,026	$2,222
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy	$186	$576	$990	$2,148
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$188	$582	$1,001	$2,169
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$181	$560	$964	$2,095
Class A Shares
Energy Fund	$746	$1,154	$1,588	$2,789
Healthcare Fund	$775	$1,243	$1,736	$3,088
Growth Opportunities Fund	$756	$1,186	$1,641	$2,896
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy	$749	$1,166	$1,607	$2,828
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$751	$1,172	$1,617	$2,847
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$745	$1,152	$1,583	$2,779
Class B Shares Assuming You Sold Your Shares at the End of the Period
Energy Fund	$782	$1,165	$1,674	$2,940
Healthcare Fund	$813	$1,257	$1,825	$3,237
Growth Opportunities Fund	$793	$1,198	$1,728	$3,046
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy	$786	$1,177	$1,694	$2,979
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$788	$1,183	$1,704	$2,998
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$781	$1,162	$1,669	$2,930
Class B Shares Assuming You Stayed in the Fund
Energy Fund	$282	$865	$1,474	$2,940
Healthcare Fund	$313	$957	$1,625	$3,237
Growth Opportunities Fund	$293	$898	$1,528	$3,046
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy	$286	$877	$1,494	$2,979
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$288	$883	$1,504	$2,998
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$281	$862	$1,469	$2,930

Class C Shares Assuming You Sold Your Shares at the End of the Period	1 Year	3 Years	5 Years	10 Years
Energy Fund	$382	$865	$1,474	$3,119
Healthcare Fund	$413	$957	$1,625	$3,411
Growth Opportunities Fund	$393	$898	$1,528	$3,223
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy	$386	$877	$1,494	$3,157
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$388	$883	$1,504	$3,176
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$381	$862	$1,469	$3,109
Class C Shares Assuming You Stayed in the Fund
Energy Fund	$282	$865	$1,474	$3,119
Healthcare Fund	$313	$957	$1,625	$3,411
Growth Opportunities Fund	$293	$898	$1,528	$3,223
Pro Forma: Combined Growth Opportunities Fund – Merged only with Energy	$286	$877	$1,494	$3,157
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$288	$883	$1,504	$3,176
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$281	$862	$1,469	$3,109
Class K Shares *
Healthcare Fund	$238	$733	$1,255	$2,686
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$751	$1,172	$1,617	$2,847
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$745	$1,152	$1,583	$2,779
Class R Shares
Healthcare Fund	$263	$808	$1,380	$2,934
Growth Opportunities Fund	$243	$748	$1,280	$2,736
Pro Forma: Combined Growth Opportunities – Merged only with Healthcare	$238	$733	$1,255	$2,686
Pro Forma: Combined Growth Opportunities Fund – Both Mergers	$231	$712	$1,220	$2,615

*Under the Agreement and Plan of Reorganization, shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund.  The pro forma expenses shown for Class K shares include the front-end sales charge (load) applicable to Class A shares.

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

Following the closing of each Reorganization, we expect that certain holdings of the Energy Fund and Healthcare Fund that are transferred to the Growth Opportunities Fund in connection with each Reorganization may be sold.  Any sale of such holdings will result in additional transaction costs for the Growth Opportunities Fund and its shareholders (which will not be assumed or paid by MCM) and will be a taxable event.  However, it is expected that any capital gains on such a sale will be offset by capital loss carryovers that are available to the Growth Opportunities Fund.

Comparison of Investment Objectives and Principal Investment Strategies

This section will help you compare the investment objectives and principal investment strategies of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund.  Please note that this is only a brief discussion.  Additional comparative information of the Funds’ investment strategies and risks, as well as differences among their fundamental investment restrictions, can be found below under “Comparison of Investment Objectives, Principal Investment Strategies and Risks of Investing in the Funds” and in Appendix A.

Each Fund’s investment objective is to provide long-term capital appreciation.  MCM is the investment advisor for each Fund.

	Energy Fund	Healthcare Fund	Growth Opportunities Fund
Portfolio Managers
Peter J. Collins, Senior Equity
Analyst of MCM, has been a
member of the Fund’s
portfolio management team
since June 2009.

Brian E. Kozeliski, CFA,
Portfolio Manager of MCM,
has been a member of the
Fund’s portfolio management
team since 2008.
Michael P. Gura, CFA, Senior Portfolio Manager has managed the Fund since October 2008.
Mark A. Lebovitz, CFA,
Portfolio Manager and Equity
Analyst of MCM, has been a
member of the Fund’s
portfolio management team
since 2005

Kenneth A. Smith, CFA,
Senior Portfolio Manager of
MCM, has been a member of
the Fund’s portfolio
management team since
1999.

For the Energy Fund, MCM pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of energy-related companies.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Energy-related companies are companies engaged in business within the energy sector and companies in other sectors with at least 50% of sales or earnings derived from or at least 50% of assets dedicated to energy-related activities.  Further, the Energy Fund’s equity investments may include publicly traded limited partnerships known as master limited partnerships.  From time to time, MCM will use exchange-traded funds (ETFs) to manage cash.

For the Healthcare Fund, MCM pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in health care companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health or medical-related activities.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Healthcare companies include drug and drug delivery companies; biotechnology firms; medical device and instrument manufacturers; and health care services companies, including HMOs, hospitals, product distributors and clinical laboratories.

For the Growth Opportunities Fund, MCM pursues long-term capital appreciation by identifying secular growth trends and investing in equity securities (i.e., common stocks, preferred stocks, depositary receipts, convertible securities and rights and warrants) of companies MCM believes will benefit from these trends.  A substantial portion of the Fund’s investments will be in companies positioned to benefit from the secular growth of:

•
The Internet, including companies whose core business models are focused primarily on the Internet, companies that provide the hardware, services and software components that enable advancement or facilitate the usage of the Internet, and companies across a broad range of industries and sectors that utilize the Internet to enhance their business models; and

•	Science and technology, including companies whose core business models are primarily focused on science and technology and companies that benefit from scientific or technological advances.

The Growth Opportunities Fund is required to invest at least 25% of its assets in companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.

Although each Fund will primarily be invested in domestic securities, up to 25% of each Fund’s assets may be invested in foreign securities.

There is no limit on the market capitalization of the companies in which each Fund may invest, or on the length of operating history for the companies; therefore, each Fund’s investments may include small-, mid- and large-capitalization companies.

Each Fund may lend securities with a value of up to 33 1⁄3% of the Fund’s total assets (including the loan collateral) to qualified institutions.

The Energy Fund’s equity investments may include publicly traded limited partnerships known as master limited partnerships.  From time to time, MCM will use exchange-traded funds (“ETFs”) to manage cash for the Energy Fund.

The Growth Opportunities Fund may invest in IPOs and may engage in short-term trading, but does not consider these practices to be part of its principal investment strategies.

Performance of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund

The bar charts and tables on the following pages provide some indication of the risk of an investment in each Fund.  The bar charts show the changes in each Fund’s performance from year to year and show each Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of at least one broad-based securities market index.

Additional information regarding the performance of each of the Funds is contained in “Management’s Discussion of Fund Performance and Financial Highlights” in Appendix B to this Proxy Statement/Prospectus.

The annual returns in the bar charts are for each Fund’s least expensive class of shares, Class Y shares.  Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

Please see “Summary Comparison of Fees and Expenses” above for information about the difference between the fees and expenses of each Fund.

When you consider this information, please remember that each Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  In the case of the Growth Opportunities Fund, you should also consider the fact that, until January 1, 2010, the Fund was known as the Munder Internet Fund and was managed using different investment strategies during the periods prior to that date, although it continues to invest at least 25% of its assets in internet-related companies as discussed above.

MUNDER ENERGY FUND
CLASS Y SHARES TOTAL RETURN (%)
per calendar year

YTD through 6/30/10:	%
Best Quarter:	20.31%	(quarter ended 9/30/05)
Worst Quarter:	-29.48%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2009 (including maximum sales charges)	1 Year %	5 Years %	Since Inception %
CLASS Y (Inception 3/13/01)
Return Before Taxes	27.07	9.78	6.67
Return After Taxes on Distributions	27.07	9.78	6.63
Return After Taxes on Distributions and Sale of Fund Shares	17.59	8.53	5.83
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	0.69
S&P® Composite 1500 Energy Sector Index* (reflects no deductions for fees, expenses or taxes)	16.41	10.41	9.73
CLASS A (Inception 3/13/01)
Return Before Taxes	19.71	8.28	5.73
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	0.69
S&P® Composite 1500 Energy Sector Index* (reflects no deductions for fees, expenses or taxes)	16.41	10.41	9.73
CLASS B (Inception 3/13/01)
Return Before Taxes	20.84	8.40	5.67
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	0.69
S&P® Composite 1500 Energy Sector Index* (reflects no deductions for fees, expenses or taxes)	16.41	10.41	9.73
CLASS C (Inception 3/13/10)
Return Before Taxes	24.82	8.69	5.61
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	0.69
S&P® Composite 1500 Energy Sector Index* (reflects no deductions for fees, expenses or taxes)	16.41	10.41	9.73

MUNDER HEALTHCARE FUND
CLASS Y SHARES TOTAL RETURN (%)
per calendar year

YTD through 6/30/10:	%
Best Quarter:	27.87%	(quarter ended 6/30/03)
Worst Quarter:	-13.71%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2009 (including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS Y (Inception 12/31/96)
Return Before Taxes	15.70	0.46	4.57	7.51
Return After Taxes on Distributions	15.70	0.46	4.48	7.42
Return After Taxes on Distributions and Sale of Fund Shares	10.21	0.39	3.94	6.67
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	5.00
S&P North American Health Care Sector IndexTM* (reflects no deductions for fees, expenses or taxes)	22.49	3.67	4.51	8.42
CLASS A (Inception 2/14/97)
Return Before Taxes	9.09	-0.92	3.72	5.85
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	4.55
S&P North American Health Care Sector IndexTM* (reflects no deductions for fees, expenses or taxes)	22.49	3.67	4.51	7.81
CLASS B (Inception 1/31/97)
Return Before Taxes	9.57	-0.93	3.69	6.02
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	4.55
S&P North American Health Care Sector IndexTM* (reflects no deductions for fees, expenses or taxes)	22.49	3.67	4.51	7.81
CLASS C (Inception 1/13/97)
Return Before Taxes	13.59	-0.53	3.53	6.16
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	5.00
S&P North American Health Care Sector IndexTM* (reflects no deductions for fees, expenses or taxes)	22.49	3.67	4.51	8.42
CLASS K (Inception 4/1/97)
Return Before Taxes	15.41	0.21	4.31	7.87
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	4.89
S&P North American Health Care Sector IndexTM* (reflects no deductions for fees, expenses or taxes)	22.49	3.67	4.51	8.39

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2009 (including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS R (Inception 7/29/04)
Return Before Taxes	15.13	-0.05	—	2.57
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	—	2.31
S&P North American Health Care Sector IndexTM* (reflects no deductions for fees, expenses or taxes)	22.49	3.67	—	4.90

MUNDER GROWTH OPPORTUNITIES FUND
CLASS Y SHARES TOTAL RETURN (%)
per calendar year

YTD through 6/30/10:	%
Best Quarter:	39.17%	(quarter ended 12/31/01)
Worst Quarter:	-47.53%	(quarter ended 9/30/01)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2008 (including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS Y (Inception 6/1/98)
Return Before Taxes	79.05	4.36	-10.90	3.21
Return After Taxes on Distributions	79.05	4.36	-10.91	3.15
Return After Taxes on Distributions and Sale of Fund Shares	51.38	3.75	-8.35	2.78
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	1.95
NASDAQ Composite Index* (reflects no deductions for fees, expenses or taxes)	45.35	1.71	-5.09	2.71
CLASS A (Inception 8/19/96)
Return Before Taxes	68.79	2.92	-11.62	7.66
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	5.94
NASDAQ Composite Index* (reflects no deductions for fees, expenses or taxes)	45.35	1.71	-5.09	5.87
CLASS B (Inception 6/1/98)
Return Before Taxes	72.25	2.97	-11.65	2.41
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	1.95
NASDAQ Composite Index* (reflects no deductions for fees, expenses or taxes)	45.35	1.71	-5.09	2.71

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2008 (including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS C (Inception 11/3/98)
Return Before Taxes	76.19	3.32	-11.78	1.27
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	1.90
NASDAQ Composite Index* (reflects no deductions for fees, expenses or taxes)	45.35	1.71	-5.09	2.84
CLASS R (Inception 7/29/04)
Return Before Taxes	78.19	3.82	—	7.22
S&P 500® Index* (reflects no deductions for fees, expenses or taxes)	26.46	0.42	-0.95	2.31
NASDAQ Composite Index* (reflects no deductions for fees, expenses or taxes)	45.35	1.71	-5.09	4.33

*The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. The S&P® Composite 1500 Energy Sector Index is a capitalization-weighted index that measures the performance of energy sector securities included in the S&P® Composite 1500 Index.  The S&P® Composite 1500 Index combines the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index, which, respectively, measure the performance of the large-capitalization, mid-capitalization and small-capitalization sectors of the U.S. stock market.  The S&P North American Health Care Sector IndexTM is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded securities in the health care sector. The NASDAQ Composite Index is a capitalization-weighted index that measures the performance of all domestic and foreign common-type stocks listed on the NASDAQ Stock Market.

Average annual returns for Class C shares of the Energy Fund for periods prior to 10/31/03 are for Class II shares and reflect the fees and expenses of the Class II shares prior to that date.  The index returns from inception for Class Y, A, B and C shares of the Energy Fund are as of 3/1/01.  The index returns from inception for Class Y, A, B, C, K and R shares of the Healthcare Fund are as of 1/1/97, 2/1/97, 2/1/97, 1/1/97, 4/1/97 and 8/1/04, respectively.  The index returns from inception for Class Y, A, B, C and R shares of the Growth Opportunities Fund are as of 6/1/98, 9/1/96, 6/1/98, 11/1/98 and 8/1/04, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares.  The after-tax returns of the Class A, B, C, K and R shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Purchase, Redemption, Exchange and Conversion Policies

Each Fund is subject to certain minimum investment requirements and charges in connection with purchases, redemptions and exchanges of shares.  Waivers may be available in certain types of transactions and to certain types of investors. For details on how to purchase, exchange, redeem or convert shares of the Growth Opportunities Fund, see “Appendix C—How to Purchase, Sell, Exchange and Convert Shares.”

Dividends and Distributions

Each Fund declares and pay dividends from net investment income, if any, and distribute net realized capital gains, if any, at least annually.  Dividends are generally subject to federal income tax.  For each Fund, unless the shareholder elects to be paid in cash, all dividends and distributions are reinvested automatically in additional shares of the respective Funds at NAV, without any front-end or contingent deferred sales charge.  Following the Reorganizations, shareholders of each Acquired Fund that have elected to receive distributions in cash will continue to receive distributions in cash from the Growth Opportunities Fund.  See “Appendix C—How to Purchase, Sell, Exchange and Convert Shares” for a further discussion regarding the distribution policies of the Growth Opportunities Fund.

Tax Consequences

Completion of each Reorganization is subject to the Acquired Fund receiving an opinion from legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  See “Information about the Reorganizations—Federal Income Tax Consequences.”

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
RISKS OF INVESTING IN THE FUNDS

The following discussion comparing investment objectives, principal investment strategies and risks of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund is based upon, and qualified in its entirety by, the description of the respective investment objectives, principal investment strategies and risks set forth in the Prospectus of the Energy Fund dated October 31, 2009, the Prospectus of the Healthcare Fund dated October 31, 2009, as restated on July 1, 2010 and the Prospectus of the Growth Opportunities Fund dated January 1, 2010, as supplemented.  Please also refer to the additional comparative information provided in Appendix A for a description of the Funds’ other investment strategies and risks and differences in fundamental investment restrictions.

Investment Objectives

The Energy Fund, Healthcare Fund and Growth Opportunities Fund each has an identical investment objective to provide long-term capital appreciation.

Principal Investment Strategies

The principal investment strategies of the Funds are compatible, although not identical.

For the Energy Fund, MCM pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of energy-related companies.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Energy-related companies are companies engaged in business within the energy sector and companies in other sectors with at least 50% of sales or earnings derived from or at least 50% of assets dedicated to energy-related activities.  Further, the Energy Fund’s equity investments may include publicly traded limited partnerships known as master limited partnerships.  From time to time, MCM will use ETFs to manage cash.

For the Healthcare Fund, MCM pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in health care companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health or medical-related activities.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Healthcare companies include drug and drug delivery companies; biotechnology firms; medical device and instrument manufacturers; and health care services companies, including HMOs, hospitals, product distributors and clinical laboratories.

For the Growth Opportunities Fund, MCM pursues long-term capital appreciation by identifying secular growth trends and investing in equity securities (i.e., common stocks, preferred stocks, depositary receipts, convertible securities and rights and warrants) of companies MCM believes will benefit from these trends.  A substantial portion of the Growth Opportunities Fund’s investments will be in companies positioned to benefit from the secular growth of:

•
The Internet, including companies whose core business models are focused primarily on the Internet, companies that provide the hardware, services and software components that enable advancement or facilitate the usage of the Internet, and companies across a broad range of industries and sectors that utilize the Internet to enhance their business models; and

•	Science and technology, including companies whose core business models are primarily focused on science and technology and companies that benefit from scientific or technological advances.

The Growth Opportunities Fund is required to invest at least 25% of its assets in companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.  As a result of the foregoing strategies and other fundamental investment policies, the Growth Opportunities Fund is likely to have a significant level of investment within the information technology sector.  The Growth Opportunities Fund may also invest in other sectors, industries and types of companies that MCM believes exhibit attractive growth characteristics.

For the Energy Fund, MCM employs a highly quantitative approach to investing that emphasizes stock selection through a ranking and risk analysis process.  Using a quantitative model that follows a value with a catalyst approach, the advisor ranks securities within the investment universe.  The model incorporates traditional value measures to identify assets that are out of favor and undervalued.  In addition, the model uses various growth, profitability and momentum measures in order to include only companies with growing long-term businesses and to exclude those companies that appear to be undervalued but have limited growth prospects.  Securities rankings based on the model are combined with a risk analysis in an effort to construct a portfolio with the most favorable risk/reward characteristics.

In selecting stocks for the Healthcare Fund, MCM selects the Fund’s investments (i.e., equity securities, including common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) using a “bottom-up” approach that is designed to identify outstanding performance of individual companies before considering the impact of economic trends.  The advisor’s evaluation of each company is based on a number of factors, including:

•	financial fundamentals;
•	growth prospects;
•	relative valuation;
•	intellectual property basis and scientific grounding; and
•	strength of management.

In selecting individual securities for the Growth Opportunities Fund, MCM employs a bottom-up analysis, which involves a thorough review of a company’s products and services, competitive positioning, balance sheet and financial stability.  In addition, MCM attempts to identify and evaluate underlying growth drivers for each company and to arrive at a projected fair value for the company.

Although each Fund will primarily be invested in domestic securities, up to 25% of each Fund’s assets may be invested in foreign securities.

There is no limit on the market capitalization of the companies in which each Fund may invest, or on the length of operating history for the companies; therefore, each Fund’s investments may include small-, mid- and large-capitalization companies.

Each Fund may lend securities with a value of up to 33 1⁄3% of the Fund’s total assets (including the loan collateral) to qualified institutions.

The Energy Fund’s equity investments may include publicly traded limited partnerships known as master limited partnerships.  From time to time, MCM will use ETFs to manage cash for the Energy Fund.

The Growth Opportunities may invest in IPOs and may engage in short-term trading, but does not consider these practices to be part of its principal investment strategies.

Each of the Funds has also adopted certain fundamental investment restrictions, which may not be changed without shareholder approval.  The Funds’ fundamental investment restrictions are identical except with respect to concentration of investments within a particular industry. See Appendix A for a side-by-side comparison of the Funds’ fundamental investment restrictions.

Principal Investment Risks

All investments carry some degree of risk that will affect the value of the Funds’ portfolio investments, their investment performance and the Funds’ price per share. As a result, you may lose money if you invest in the Funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risk Factors Common to Each Fund

Each Fund shares the following principal investment risks:

Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Smaller Company Stock Risk
Smaller or medium sized companies often have more limited managerial and financial resources than larger, more established companies, and therefore may be more susceptible to market downturns or changing economic conditions. Prices of smaller companies tend to be more volatile than those of larger companies and issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes, they are often more difficult to sell.

Foreign Securities Risk
Foreign securities, particularly those from emerging market countries, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Securities Lending Risk
The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Risk Factors Common to Healthcare Fund and Growth Opportunities Fund

Growth Investing Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Risk Factors Unique to the Energy Fund

The Energy Fund is also subject to the following additional principal investment risks.

Sector Concentration Risk
The Fund will invest its assets primarily within one economic sector, the energy sector. When the Fund focuses its investments in a sector, it is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting that sector. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.

Energy Investing Risk
The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Master Limited Partnership Investment Risk
The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protection afforded limited partners of a limited partnership than shareholders of a corporation. Limited partners may also have more limited control and limited rights to vote on matters affecting the partnership. Further, there is the risk that the favorable tax treatment afforded investors in limited partnerships (i.e., an exemption from corporate income taxes) may be repealed. Since master limited partnerships are required to pay minimum quarterly distributions to investors, these securities are also subject to interest rate risk, which decreases yields during periods of rising interest rates.

ETF Risk
ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Risk Factors Unique to the Healthcare Fund

The Healthcare Fund is also subject to the following additional principal investment risks.

Sector Concentration Risk
The Fund will invest its assets primarily within one economic sector, the health care sector. When the Fund focuses its investments in a sector, it is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting that sector. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.

Health Care Sector Investing Risk
The value of health care companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and cost containment measures.

Risk Factors Unique to the Growth Opportunities Fund

The Growth Opportunities Fund is also subject to the following additional principal investment risks.

Short-Term Trading Risk
Short-term trading involves buying and selling the same security within a short period of time, which impacts portfolio turnover rates. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

Information Technology Sector Investing Risk
Information technology companies tend to rely significantly on technological events or advances in their product development, production or operations. The value of these companies, therefore, is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Further, information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Internet-Related Investing Risk
Internet-related companies are primarily companies within the information technology sector and therefore subject to the risks associated with investing in that sector. The value of Internet-related companies in other economic sectors (i.e., those that utilize the Internet to enhance their business models) is also susceptible to changes in factor affecting competition, such as the overall health of the economy, consumer confidence and spending, changes in demographics and consumer tastes, and interest rates.

Science and Technology Investing Risk
Science and technology companies tend to rely significantly on scientific or technological events or advances in their product development, production or operations. The value of certain science and technology companies, therefore, is particularly vulnerable to rapid changes in technology product cycles and competition. In certain sectors, such as the healthcare and energy sectors, tax policy, government regulation and/or cost containment measures may also influence the value of such companies. Further, biotechnology companies are significantly influenced by patent consideration and intense competition and may have persistent losses during a new product's transition from development to production, causing greater price volatility than for other types of health care companies. Energy companies are particularly vulnerable to fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services. Further, science and technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

INFORMATION ABOUT THE REORGANIZATIONS

Reorganization Agreements

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix D. Each Reorganization Agreement provides that the Target Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for corresponding or designated shares of the Target Fund. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur as of the close of business on Friday, _____, 2010 (“Closing Date”). The Closing Date may be postponed if a Fund has not yet obtained the requisite vote needed to approve the Reorganization or for any other reason as the parties may agree. The net asset value (“NAV”) per share of the Acquired Fund will be determined by dividing the Acquired Fund’s assets, less liabilities, by the total number of its outstanding shares. The NAV per share of the Target Fund will be determined by dividing the combined Target Fund’s assets, less liabilities, by the total number of its outstanding shares of the Target Fund.

Each Fund utilizes State Street Bank and Trust Company, the sub-administrator for each Fund, to calculate the NAV for its shares and classes, as applicable. The method of valuation that is employed to value the securities of each Fund is in accordance with the procedures described in the prospectuses for each Fund, which are consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC. The number of full and fractional shares of the Target Fund you will receive in the applicable Reorganization will be equal in value to the value of your shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date.

As promptly as practicable after the Closing Date, each Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Target Fund received by the Acquired Fund in the Reorganization. The Acquired Fund will accomplish the liquidation and distribution with respect to each class of the Acquired Fund’s shares by the transfer of the Target Fund shares then credited to the account of the Acquired Fund on the books of the Target Fund to open accounts on the share records of the Target Fund in the names of the Acquired Fund’s shareholders.

The aggregate NAV of Class A, B, C and Y shares of the Growth Opportunities Fund that will be credited to shareholders of Class A, B, C and Y of the Energy Fund, respectively, will, with respect to each share class, be equal to the aggregate NAV of the corresponding shares of the Energy Fund owned by shareholders of the Energy Fund on the on the Closing Date. All issued and outstanding shares of the Energy Fund will simultaneously be canceled on the books of the Energy Fund. The Growth Opportunities Fund will not issue certificates representing the Class A, B, C or Y shares of the Growth Opportunities Fund issued in connection with such transaction. After such distribution, MST will take all necessary steps under Delaware law, MST’s Declaration of Trust and By-Laws, and any other applicable laws or regulations to effect a complete dissolution of the Energy Fund.

The aggregate NAV of Class A, B, C, A, R and Y shares of the Growth Opportunities Fund that will be credited to shareholders of Class A, B, C, K, R and Y of the Healthcare Fund, respectively, will, with respect to each share class, be equal to the aggregate NAV of the corresponding or designated shares of the Healthcare Fund owned by shareholders of the Healthcare Fund on the Closing Date. For this purpose, as noted above, shareholders of Class K shares of the Healthcare Fund will receive shares of A class of the Growth Opportunities Fund. All issued and outstanding shares of the Healthcare Fund will simultaneously be canceled on the books of the Healthcare Fund. The Growth Opportunities Fund will not issue certificates representing the Class A, B, C, R or Y shares of the Growth Opportunities Fund issued in connection with such transaction. After such distribution, MST II will take all necessary steps under Massachusetts law, MST II’s Declaration of Trust and By-Laws, and any other applicable laws or regulations to effect a complete dissolution of the Healthcare Fund. Following the Reorganization of the Healthcare Fund, MST II will deregister as an investment company and subsequently voluntarily dissolve pursuant to Massachusetts law.

The Board has determined that the interests of shareholders of the Energy Fund will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Energy Fund and its shareholders.

The Board has determined that the interests of shareholders of the Healthcare Fund will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Healthcare Fund and its shareholders.

MCM will bear the expenses of each Reorganization, excluding brokerage fees and brokerage expenses incurred in connection with each Reorganizations.

Each Reorganization Agreement may be terminated and each Reorganization abandoned at any time prior to the consummation of the Reorganization by mutual written agreement of the parties or by action of one party or the other under other limited circumstances as provided in the Reorganization Agreement. If a Reorganization is approved by shareholders but is NOT completed for any reason, including termination of the Reorganization prior to the Closing Date by mutual agreement of the parties or for failure of either party to satisfy a condition required by the Reorganization Agreement for the closing to be completed, each Acquired Fund and the Target Fund will continue to operate separately, and MCM and the Board of Trustees of MST and Board of Trustees of MST II will determine what additional steps may be appropriate and in the best interests of the Energy Fund and Healthcare Fund, respectively, and its shareholders, respectively, including but not limited to liquidation of each Acquired Fund.

Each Reorganization Agreement provides that the Acquired Fund and MST on behalf of the Target Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of their respective Funds, other than the requirements that: (1) each Reorganization Agreement be approved by shareholders of the applicable Acquired Fund in accordance with the provision of the Declaration of Trust and By-laws of the Acquired Fund, applicable state law and the 1940 Act; and (2) each Acquired Fund and the Target Fund receive the opinion of counsel that the transaction contemplated by the applicable Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

Shareholders of the Acquired Fund as of the Closing Date will receive shares of the Target Fund in accordance with the procedures provided for in the applicable Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued.

Description of the Growth Opportunities Fund’s Shares

Full and fractional shares of the respective class of shares of the Growth Opportunities Fund will be issued to the Acquired Fund’s shareholders in accordance with the procedures detailed in the applicable Reorganization Agreement. Shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund in connection with the Reorganization. The Growth Opportunities Fund does not issue share certificates. The shares of the Growth Opportunities Fund to be issued to Acquired Fund’s shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, as more fully described in “Appendix C—How to Purchase, Sell, Exchange and Convert Shares.” Please note that the Growth Opportunities Fund offers other share classes that are not described in this Proxy Statement/Prospectus.

Reasons for the Reorganizations

Energy Fund

The primary purposes of the proposed Reorganization of the Energy Fund are to seek to (i)provide improved performance for shareholders of the Energy Fund, and (ii) achieve greater assets under management in a single Fund by combining two Funds with identical investment objectives into a single Fund. In addition, the Reorganization is expected to result in the elimination of certain costs associated with operating the Energy Fund and the Growth Opportunities Fund separately. On August 17, 2010, the Board of Trustees of MST unanimously voted to approve the Reorganization between the Energy Fund and the Growth Opportunities Fund. The Board concluded that the Reorganization would be in the best interests of each of the Energy Fund and Growth Opportunities Fund and their shareholders, and that neither the interests of the Energy Fund’s shareholders nor the interests of the Growth Opportunities Fund’s shareholders would be diluted as a result of the Reorganization.

In arriving at their conclusions, the Board considered, among other things, the following facts:

•	The investment objectives of the Growth Opportunities Fund and the Energy Fund are identical;

•	The pro forma expense ratios of the respective classes of the Growth Opportunities Fund are consistent with those of the corresponding classes of the Energy Fund;

•	The Reorganization is not likely to have any adverse impact on the expense ratios of the Growth Opportunities Fund;

•
The performance of the Growth Opportunities Fund is overall superior to that of the Energy Fund over most performance periods on both an absolute basis as well as on a relative basis compared to the Funds’ respective benchmark indexes; and

•	The costs of the Reorganization (other than brokerage fees and expenses associated with the purchase and sale of portfolio securities) will be borne by MCM.

In addition to the information described above, MCM also provided information to the Board concerning: (1) the specific terms of the Reorganization, including information regarding comparative and current pro forma expense ratios and related information regarding the more recent significant decline in the net assets of the Energy Fund, which has negatively impacted expense ratios and is likely to further impact such ratios in the future; (2) detailed comparisons of the Funds’ investment objectives, strategies, restrictions and performance; (3) comparative information concerning the existing holdings of each Fund; and (4) alternatives to the Reorganization considered by MCM. MCM further provided information regarding the potential greater investment and distribution opportunities that would result from the Reorganization.

In light of the foregoing considerations, the Board of Trustees of MST unanimously concluded that (1) the Reorganization is in the best interests of the Energy Fund and (2) the Reorganization would not result in a dilution of the interest of shareholders of the Energy Fund.

Healthcare Fund

The primary purposes of the proposed Reorganization of the Healthcare Fund are to seek to (i) provide improved performance for shareholders of the Healthcare Fund, (ii) achieve greater assets under management in a single Fund; (iii) reduce total operating expenses paid by shareholders, and (iii) benefit from economies of scale by combining two Funds with identical investment objectives into a single Fund. In addition, the Reorganization is expected to result in the elimination of certain costs associated with operating the Healthcare Fund and the Growth Opportunities Fund and MST and MST II, respectively, separately. On August 17, 2010, the Board of Trustees of MST II unanimously voted to approve the Reorganization between the Healthcare Fund and the Growth Opportunities Fund. The Board concluded that the Reorganization would be in the best interests of each of the Healthcare Fund and Growth Opportunities Fund and their shareholders, and that neither the interests of the Healthcare Fund’s shareholders nor the interests of the Growth Opportunities Fund’s shareholders would be diluted as a result of the Reorganization.

In arriving at their conclusions, the Board considered, among other things, the following facts:

•	The investment objectives of the Growth Opportunities Fund and the Healthcare Fund are identical;

•
The pro forma expense ratios of the respective classes of the Growth Opportunities Fund are less than those of the corresponding classes, or in the case of Class K, the designated class, Class A, of the Healthcare Fund, thereby offering Healthcare Fund shareholders the benefits of economies of scale;

•	The Reorganization is not likely to have any adverse impact on the expense ratios of the Growth Opportunities Fund;

•
The performance of the Growth Opportunities Fund is overall superior to that of the Healthcare Fund over most performance periods on both an absolute basis as well as on a relative basis compared to the Funds’ respective benchmark indexes; and

•	The costs of the Reorganization (other than brokerage fees and expenses associated with the purchase and sale of portfolio securities) will be borne by MCM.

In addition to the information described above, MCM also provided information to the Board concerning: (1) the specific terms of each Reorganization, including information regarding comparative current and pro forma expense ratios and related information regarding the more recent significant decline in the net assets of the Healthcare Fund, which has negatively impacted expense ratios and is likely to further impact the Healthcare Fund’s expense ratios in the future; (2) detailed comparisons of the Funds’ investment objectives, strategies, restrictions and performance; (3) comparative information concerning the existing holdings of each Fund; and (4) alternatives to the Reorganization considered by MCM. MCM further provided information regarding the potential greater investment and distribution opportunities that would result from the Reorganization. The Board also considered information from MCM relating to the proposed deregistration and complete dissolution of MST II subsequent to the Reorganization.

In light of the foregoing considerations, the Board of Trustees of MST II unanimously concluded that (1) the Reorganization is in the best interests of the Healthcare Fund and (2) the Reorganization would not result in a dilution of the interest of shareholders of the Healthcare Fund.

Similarly, the Board of Trustees of MST also approved each Reorganization with respect to the Growth Opportunities Fund and determined that (1) each Reorganization is in the best interests of the Growth Opportunities Fund and (2) the interests of shareholders of the Growth Opportunities Fund would not be diluted as a result of each Reorganization.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) the Internal Revenue Code of 1986, as amended (“Code”), with no gain or loss recognized as a consequence of the Reorganization by the Growth Opportunities Fund, the Energy Fund (except with respect to “Section 1256 contracts,” which include certain types of options, futures or forward contracts and stock in “passive foreign investment companies” as defined in Section 1297(a) of the Code), the Healthcare Fund or the shareholders of the Energy Fund or Healthcare Fund. As a condition to the closing of each Reorganization, each Acquired Fund will receive a legal opinion from counsel to that effect. That opinion will be based upon certain representations and warranties made by each Acquired Fund and the Target Fund and certifications received from each of the Funds and certain of their service providers.

Immediately prior to each Reorganization, each Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income, if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforwards). Such dividends will be included in the taxable income of the Acquired Fund’s shareholders.

As of June 30, 2010, the Healthcare Fund, the Energy Fund and the Growth Opportunities Fund had unused capital loss carryovers of approximately $128.0 million, $1.1 million and $1.8 billion, respectively. Capital loss carryovers are considered valuable because they can offset a fund’s future taxable income and thus reduce the required taxable amount distributable to fund shareholders.

The proposed Reorganizations will affect the use of these capital loss carryovers in two respects. The first concerns the “sharing” of them with the shareholders of the Growth Opportunities Fund. If there were no Reorganizations, these capital loss carryovers would inure solely to the benefit of the shareholders of the Healthcare Fund and the Energy Fund, respectively. If the Reorganizations occur, the carryovers of the Healthcare Fund and the Energy Fund carry over (subject to the limitations described below) to the Growth Opportunities Fund. That means that any resulting tax benefits inure to all shareholders of the Growth Opportunities Fund (i.e., both pre-Reorganization shareholders of the Healthcare Fund and the Energy Fund, as applicable, and pre-Reorganization shareholders of the Growth Opportunities Fund).

The second manner in which the Reorganizations will affect the use of the capital loss carryovers concerns certain limitations imposed under the Internal Revenue Code of 1986, as amended (the “Code”) with respect to the use of these losses. Very generally, when more than 50% of the stock of a “loss corporation” such as the Healthcare Fund and the Energy Fund is acquired (as would be the case here), the Code imposes various limitations on the use of loss carryovers following the acquisition. The amount of such loss carryovers that can be used each year to offset post-acquisition income is generally limited to an amount equal to the “federal long-term tax-exempt rate” (the applicable rate for August of 2010 is 4.01%) multiplied by the value of the “loss corporation’s” equity. Furthermore, capital losses may generally be carried forward for only eight (8) years in the case of regulated investment companies (such as the Funds). For the Healthcare Fund, the annual limit would be approximately $[1.9] million (based on the total value of the Healthcare Fund as of [July 15], 2010) and these limitations would result in a forfeiture of the ability to use approximately $122.8 million of the Healthcare Fund’s capital losses. For the Energy Fund, the annual limit would be approximately $[1.9] million (based on the total value of the Energy Fund as of [July 15], 2010) and these limitations would not result in a forfeiture of the ability to use any of the Energy Fund’s capital losses. Any restrictions on the utilization of capital loss carry forwards will depend on the facts and circumstances at the time of the closing of the Reorganizations. However, there is no assurance that such losses would be used even in the absence of the Reorganizations. In addition, the shareholders of the Healthcare Fund and the Energy Fund would be taxed on their share of any distributed taxable gains after the Reorganizations. It should also be noted, however, that, as of June 30, 2010, the Growth Opportunities Fund had capital loss carryovers of approximately $1.8 billion (which may also be subject to restrictions on use due to prior reorganizations), as well as unrealized depreciation of approximately $65 million, which would inure to the benefit of its shareholders, including pre-Reorganization shareholders of the Healthcare Fund and Energy Fund.

You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Comparison of Rights of Shareholders

Both the Energy Fund and the Growth Opportunities Fund are series of MST, which is organized as a Delaware statutory trust. Both the Energy Fund and MST are governed by the same Declaration of Trust, By-laws and Board of Trustees. As such, there are no material differences in the rights of either Fund’s shareholders.

The Healthcare Fund is a series of MST II, which is organized as a Massachusetts business trust and is governed by its own Declaration of Trust, By-laws and Board of Trustees.

Certain relevant differences and similarities between these entities are summarized below, although this is not a complete list of comparisons.

Boards of Trustees

Generally, under the Declaration of Trust and By-Laws of MST, the Board of MST has more flexibility than the Board of MST II and broader authority to act. Delaware law also promotes ease of administration compared to Massachusetts law. The Trustees of MST have the same fiduciary obligations to act with due care and in the interest of the Growth Opportunities Fund and its shareholders as do the Trustees of the MST II with respect to the Healthcare Fund and its shareholders. The Boards of MST and MST II are identical, and, therefore, if the Reorganization of the Healthcare Fund is approved, its shareholders will continue to have the same Board of Trustees. The Trustees of each of MST and MST II are generally not liable to the respective entity absent willful misfeasance, bad faith, gross negligence or reckless disregard of a Trustee’s duties. Furthermore, each entity’s Declaration of Trust permits indemnification of such Trustees to the fullest extent permissible under applicable laws. Trustees of MST are granted the widest latitude to amend its governing instruments without seeking shareholder approval. Except in certain limited circumstances, the Declaration of Trust of MST II may only be amended by the affirmative vote of the majority of shareholders.

Shareholder Matters

Shareholder liability is generally limited for shareholders of MST, while there is the potential, although only a remote possibility, that shareholders of MST II may be liable for the obligations of such entity under Massachusetts law.

MST imposes no requirement for shareholder approval of a proposed merger, reorganization, sale of assets, etc., of a Fund. Shareholder approval may be required, however, under the federal securities laws. For MST II, a majority of the outstanding shares of the Healthcare Fund must approve a merger with another business organization, or the sale or exchange of all or substantially all of the property of the Healthcare Fund.

None of the Funds hold annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. Other than special meetings called by the Trustees of MST or by MST’s President or Secretary in accordance with the By-Laws of MST, meetings of the shareholders of either Fund may be called for any purpose deemed necessary or desirable upon the written request of the shareholders holding at least 10% of the outstanding shares of the applicable Fund entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to MST the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary of MST shall determine and specify to such shareholders. A special meeting of shareholders of the Healthcare Fund of MST II may be called upon the written request of holders of not less than 10% of that Fund’s outstanding securities entitled to vote.  Written shareholder consents in lieu of a meeting are required to be signed by shareholders representing a majority of the shares.

Under the laws of the State of Delaware and the laws of the Commonwealth of Massachusetts, shareholders of the Energy Fund, the Healthcare Fund, and the Growth Opportunities Fund do not have appraisal rights in connection with a combination or acquisition of the assets of another fund.

The foregoing is only a summary of certain characteristics of the operations of MST and MST II, their relevant corporate governance documents and relevant state law.  The foregoing is not a complete description of the documents cited.  Shareholders should refer to the provisions of such documents and state laws governing each Fund for a more thorough description.

Capitalization

The following table shows the capitalization of the Energy Fund, Healthcare Fund and the Growth Opportunities Fund (which was then known as the Munder Internet Fund), and on a pro forma basis as of June 30, 2010, giving effect to the proposed acquisitions of assets at NAV.

	As of June 30, 2010
Class A Shares	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Pro Forma: Growth Opportunities Fund – Merged only with Energy	Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Pro Forma after Reorganization: Growth Opportunities Fund – Both Mergers
Net Assets	$30,249,534	$29,754,266	$262,009,645	$292,259,179	$291,763,911	$322,013,445
Net asset value per share	14.86	21.82	21.81	21.81	21.81	21.81
Shares outstanding	2,036,124	1,363,533	12,010,547	13,397,189	13,374,485	14,761,127

	As of June 30, 2010
Class B Shares	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Pro Forma: Growth Opportunities Fund – Merged only with Energy	Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Pro Forma after Reorganization: Growth Opportunities Fund – Both Mergers
Net Assets	$3,752,976	$3,950,461	$14,693,616	$18,446,592	$18,644,077	$22,397,053
Net asset value per share	13.84	19.73	19.94	19.94	19.94	19.94
Shares outstanding	271,152	200,231	736,933	925,157	935,062	1,123,286

	As of June 30, 2010
Class C Shares	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Pro Forma: Growth Opportunities Fund – Merged only with Energy	Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Pro Forma after Reorganization: Growth Opportunities Fund – Both Mergers
Net Assets	$9,912,730	$10,209,005	$54,588,323	$64,501,053	$64,797,328	$74,710,058
Net asset value per share	13.85	19.71	19.95	19.95	19.95	19.95
Shares outstanding	715,799	517,959	2,736,546	3,233,477	3,248,330	3,745,261

	As of June 30, 2010
Class Y Shares	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Pro Forma: Growth Opportunities Fund – Merged only with Energy	Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Pro Forma after Reorganization: Growth Opportunities Fund – Both Mergers
Net Assets	$1,083,230	$3,116,216	$10,751,528	$11,834,758	$13,867,744	$14,950,974
Net asset value per share	15.20	22.55	22.53	22.53	22.53	22.53
Shares outstanding	71,261	138,215	477,185	525,262	615,492	663,569

	As of June 30, 2010
Class R Shares	Energy Fund	Healthcare Fund	Growth Opportunities Fund	Pro Forma: Growth Opportunities Fund – Merged only with Energy	Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Pro Forma after Reorganization: Growth Opportunities Fund – Both Mergers
Net Assets	N/A	$51,641	$162,011	$162,011	$213,652	$213,652
Net asset value per share	N/A	21.49	21.48	21.48	21.48	21.48
Shares outstanding	N/A	2,403	7,541	7,541	9,945	9,945

	As of June 30, 2010
Class K Shares*	Energy Fund (Class A)	Healthcare Fund (Class A)	Healthcare Fund (Class K)	Growth Opportunities Fund (Class A)	Pro Forma: Growth Opportunities Fund – Merged only with Energy	Pro Forma: Growth Opportunities Fund – Merged only with Healthcare	Pro Forma after Reorganization: Growth Opportunities Fund – Both Mergers
Net Assets	$30,249,534	$29,754,266	$51,359	$262,009,645	$292,259,179	$291,815,270	$322,064,804
Net asset value per share	14.86	21.82	21.79	21.81	21.81	21.81	21.81
Shares outstanding	2,036,124	1,363,533	2,357	12,010,547	13,397,189	13,376,840	14,763,481
*Under the Agreement and Plan of Reorganization, shareholders of Class K shares of the Healthcare Fund will receive Class A shares of the Growth Opportunities Fund.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Investment Advisor

Founded in 1985, Munder Capital Management (“MCM”), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each of the Energy Fund, Healthcare Fund and Growth Opportunities Fund.  As of June 30, 2010, MCM had approximately $13.4 billion in assets under management.

MCM provides overall investment management for the Energy Fund, Healthcare Fund and Growth Opportunities Fund, provides research and credit analysis concerning the Funds’ portfolio securities and is responsible for all purchases and sales of portfolio securities. Pursuant to a combined investment advisory agreement between MCM, MST and MST II, on behalf of the Growth Opportunities Fund, the Energy Fund and the Healthcare Fund, the Growth Opportunities Fund pays MCM an advisory fee of 1.00%1 based on the first $500 million of average daily net assets of the Growth Opportunities Fund; 0.85% on the next $500 million of average daily net assets; and 0.80% of average daily net assets in excess of $1 billion, the Energy Fund pays MCM an advisory fee of 0.75% of average daily net assets; and the Healthcare Fund pays MCM an advisory fee of 0.80% of the first $250 million of average daily net assets; and 0.75% of average daily net assets in excess of $250 million. Prior to July 1, 2010, the Healthcare Fund paid MCM an advisory fee of 1.00% of the first $100 million of average daily net assets; 0.90% of the next $100 million; 0.85% of the next $50 million; and 0.75% of average daily net assets in excess of $250 million.

1 Please note that this advisory fee will be reduced, effective October 31, 2010, to 0.85% for the first $1.0 billion of average daily net assets and 0.80% of average daily net assets above $1.0 billion.

Portfolio Managers

Energy Fund

The Energy Fund’s portfolio management team consists of Peter J. Collins and Brian E. Kozeliski. Mr. Kozeliski has primary responsibility for day-to-day management of the Fund, including maintenance of the quantitative model used in selecting investments for the Fund. Mr. Collins provides support in managing the Fund, particularly with respect to maintenance of the quantitative model.

Peter J. Collins, Senior Equity Analyst, joined MCM in 2007 and has been a member of the Fund’s portfolio management team since June 2009. He has been a member of the portfolio management team for the Munder International Fund-Core Equity and Munder International Small-Cap Fund, as well as a member of the team managing MCM’s international core and international small-cap equity disciplines, as lead analyst of the utilities sector for the team, since 2007. Mr. Collins has also been a member of the portfolio management team for the Munder International Equity Fund since June 2009. Immediately before joining MCM, Mr. Collins was a Research Analyst for The Boston Company Asset Management (including its predecessor firms), where he had served on the international equity team since 2000.

Brian E. Kozeliski, CFA, Portfolio Manager, joined MCM in 2000 and has been a member of the Fund’s portfolio management team since 2008. He has also been a member of the portfolio management teams for the Munder Asset Allocation Fund-Balanced since 2008 and a member of the Munder International Equity Fund portfolio management team since 2000. Mr. Kozeliski also provides quantitative research, including attribution analysis, for all of MCM’s equity investment disciplines and is a member of MCM’s quantitative support group.

Healthcare Fund

The Healthcare Fund is managed by Michael P. Gura.

Michael P. Gura, CFA, Senior Portfolio Manager, joined MCM in 1995 and has been a member of the Fund’s portfolio management team since October 2008. He has also been a member of the portfolio management teams for the Munder Large-Cap Growth Fund continuously since 2005 and from 2002 to 2004, for the Munder Asset Allocation Fund-Balanced from 2005 to 2010. Mr. Gura has managed separately managed accounts in MCM’s large-capitalization core growth, large-capitalization growth and multi-capitalization growth investment disciplines since 2002.

Growth Opportunities Fund

The Growth Opportunities Fund’s portfolio management team consists of Mark A. Lebovitz and Kenneth A. Smith. Mr. Smith makes final investment decisions for the Fund.

Mark A. Lebovitz, CFA, Portfolio Manager and Equity Analyst, joined MCM in 1999 and has been a member of the Growth Opportunities Fund’s portfolio management team since 2005. Prior to that time, Mr. Lebovitz provided idea generation and research support in the technology sector for the Fund and MCM’s other equity investment disciplines.  He has also been a member the Munder Large Cap Growth Fund since 2010.

Kenneth A. Smith, CFA, Senior Portfolio Manager, has been a member of the Growth Opportunities Fund’s portfolio management team since 1999. He has also been a member of the portfolio management team for the Munder Large-Cap Value Fund and separately managed accounts in MCM’s large-capitalization value and core value disciplines, focusing on the technology and telecommunications industries, since 2008, the Munder Large Cap Growth Fund since 2010, and Munder Asset Allocation Fund-Balanced since 2010. Mr. Smith served as Director-Technology Investing of MCM from 2004 through 2008. Mr. Smith has been continuously employed by MCM since 1999, previously working for MCM from 1996 to 1998.

Additional information about the compensation of members of each portfolio manager, other accounts managed by these individuals, and their ownership of securities in the Funds is available in the Funds’ Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Energy Fund, Healthcare Fund and the Growth Opportunities Fund is included in: (1) the Prospectus of the Energy Fund (Class A, B, C and Y shares) dated October 31, 2009; (2) the Prospectus of the Healthcare Fund (Class A,B, C, K, R and Y shares) dated July 1, 2010; (3) the Prospectus of the Growth Opportunities Fund (Class A, B, C, R and Y shares) dated January 1, 2010; (4) the SAI for the Energy Fund, Healthcare Fund and Growth Opportunities Fund dated October 31, 2009, as supplemented and restated July 1, 2010; (5) the Annual Report for the Energy Fund (Class A, B, C and Y shares) dated June 30, 2010; (6) the Semi-Annual Report for the Energy Fund (Class A, B, C and Y shares) dated December 31, 2009; (7) the Annual Report for the Healthcare Fund (Class A, B, C, K, R and Y shares) dated June 30, 2010; (8) the Semi-Annual Report for the Healthcare Fund (Class A, B, C, K, R and Y shares) dated December 31, 2009; (9) the Annual Report for the Growth Opportunities Fund (Class A, B, C, R and Y shares) dated June 30, 2010; and (10) the Semi-Annual Report for the Growth Opportunities Fund (Class A, B, C, R and Y shares) dated December 31, 2009. Copies of each of these documents, the SAI related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge for the Funds by (1) calling (800) 468-6337, (2) writing to the Funds at 480 Pierce Street, Birmingham, Michigan 48009, or (3) logging on to www.munderfunds.com.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549. They may also be inspected and copied at the Chicago Regional Office of the SEC, 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates.

Required Votes

Proposal 1 - Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Energy Fund, as described below.

Proposal 2 - Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Healthcare Fund, as described below.

See “Voting Information.”

THE BOARDS, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, HAVE UNANIMOUSLY RECOMMENDED APPROVAL OF EACH REORGANIZATION AGREEMENT.

OTHER BUSINESS

The Boards do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Boards to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Acquired Fund on or about _________, 2010. Only shareholders of record as of the close of business on the Record Date, _______, 2010, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR each Proposal and FOR any other matters deemed appropriate.

A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Energy Fund or the Healthcare Fund at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of each of the proposals.

Proxy Solicitation

It is expected that the solicitation of proxies will be primarily by mail and by telephone. Supplemental solicitations may be made by mail or by telephone by officers and representatives of the Acquired Fund, MCM and their affiliates or The Altman Group. MCM has retained [The Altman Group] as the solicitor for the proxies, at an estimated cost of [$_____], plus additional expenses associated with contacting shareholders who do not vote, which are estimated at [$_____]. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. MCM may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners.

As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of [The Altman Group] if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Boards believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the [Altman Group] representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the [Altman Group] representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to [Altman Group], then the [Altman Group] representative has the responsibility to explain the process, read the Proposals listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the [Altman Group] representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Combined Proxy Statement/ Prospectus. [Altman Group] will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call [Altman Group] immediately if his or her instructions are not correctly reflected in the confirmation.

Vote Required

Energy Fund. Proposal 1 - Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Energy Fund. The vote of a majority of the outstanding voting securities means the lesser of the vote (1) of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (2) of more than 50% of the outstanding voting securities of the Energy Fund. Shareholders of the Energy Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Healthcare Fund. Proposal 2 - Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Healthcare Fund. The vote of a majority of the outstanding voting securities means the vote of more than 50% of the outstanding voting securities of the Healthcare Fund. Shareholders of the Healthcare Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Quorum

Energy Fund. The holders of thirty-three and one-third percent (331⁄3%) of the shares of the Energy Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

Healthcare Fund. The holders of a majority of the shares of the Healthcare Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting. However, the mere presence of a quorum at the Meeting may not be sufficient to approve the proposal. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the votes cast. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on the proposal specified herein prior to any such adjournment if sufficient votes for the approval of the proposal have been received.

Adjournments

In the event that a quorum is not present or sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to the proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of the proposal will be voted in favor of adjournment while votes cast against the proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated below, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting.

Effect of Abstentions and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Meeting for quorum purposes but which have not been voted. Notwithstanding the foregoing, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. Accordingly, abstentions and broker non-votes will effectively be a vote against Proposal 1 and/or Proposal 2, for which the required vote is a percentage of the outstanding voting securities and will have no effect on a vote for adjournment.

Share Information

There were ________ and _______ shares of the Energy Fund and Healthcare Fund, respectively, outstanding as of the close of business on the Record Date. As of ______, 2010, to the knowledge of the Funds, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Energy Fund, Healthcare Fund and/or the Growth Opportunities Fund:

Name of Fund	Name and Address of Owner	Type of Ownership	Percentage of Fund	Percentage of Class
Energy Fund				A: B: C: Y:
Healthcare Fund				A: B: C: K: R: Y:

Name of Fund	Name and Address of Owner	Type of Ownership	Percentage of Fund	Percentage of Class
Growth Opportunities Fund				A: B: C: R: Y:

As of the Record Date, each of the Trustees and executive officers owned individually, and owned collectively as a group less than 1% of the outstanding shares of the Energy Fund and Healthcare Fund, respectively.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Under this definition, there were no control persons of the Energy Fund and/or Healthcare Fund as of the Record Date.

The votes of the shareholders of the Growth Opportunities Fund are not being solicited since their approval or consent is not necessary for each Reorganization to take place.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Growth Opportunities Fund will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

PROPOSAL 1 – ENERGY FUND

THE BOARD OF TRUSTEES OF THE ENERGY FUND, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE ASSETS OF THE ENERGY FUND TO THE GROWTH OPPORTUNITIES FUND, THE LIQUIDATION OF THE ENERGY FUND AND THE DISTRIBUTION OF SHARES OF THE GROWTH OPPORTUNITIES FUND TO SHAREHOLDERS OF THE ENERGY FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

PROPOSAL 2 – HEALTHCARE FUND

THE BOARD OF TRUSTEES OF THE HEALTHCARE FUND, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE ASSETS OF THE HEALTHCARE FUND TO THE GROWTH OPPORTUNITIES FUND, THE LIQUIDATION OF THE HEALTHCARE FUND AND THE DISTRIBUTION OF SHARES OF THE GROWTH OPPORTUNITIES FUND TO SHAREHOLDERS OF THE HEALTHCARE FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

APPENDIX A – FURTHER COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The following sections provide more information about each Fund’s principal investment strategies and risks and about other investment, investment techniques and risk that may be applicable to the Funds. For a complete description of the Fund’s principal investment strategies and principal risks please read the information provided under “Comparison of Investment Objectives, Principal Investment Strategies and Risks of Investing in the Funds” in this Proxy Statement/Prospectus.

More Information About the Funds’ Principal Investment Strategies and Risks

A summary description of each Fund’s principal investment strategies and risks are included this Prospectus. Below you will find additional information about each Fund’s principal investment strategies and risks.

Foreign Securities (All Funds)
The term "foreign securities"includes direct investments in non-U.S. dollar-denominated securities that are traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers that are traded in the United States. Foreign securities also include indirect investments such as depositary receipts and depositary shares.

Depositary receipts are U.S. dollar-denominated receipts representing shares of foreign-based corporations and depositary shares are shares issued under a deposit agreement representing shares of foreign-based corporations. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out of the underlying foreign assets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are issued by European financial institutions. New York Registered Shares (NYRs), also known as Guilder Shares since most of the issuing companies are Dutch, are U.S. dollar-denominated certificates issued by foreign companies specifically for the U.S. market.

Foreign Securities Risk
Investments by a Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Particularly, in less developed countries, political and economic risks may be greater. The possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities.

Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

To the extent a Fund invests in foreign currency-denominated securities, fluctuations in currency exchange rates, which may be significant over short periods of time, will cause the Fund’s net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. If a Fund holds cash in foreign currencies, it may be exposed to risks independent of its securities positions.

Direct investments in foreign securities also may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Further, foreign securities may be subject to the imposition of withholding taxes on dividend income.

Emerging Markets Investing (Growth Opportunities Fund)
All or part of the Growth Opportunities Fund’s investments in foreign securities may be in companies from emerging market countries, which are developing countries in the early stages of adopting capitalism. Emerging market countries include, without limitation, portions of Asia, Latin America, Eastern Europe, and the Middle East/Africa, such as China, India, Malaysia, Brazil, Mexico, Poland, Russia, Egypt, Israel and South Africa.

Emerging Markets Investing Risk
There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. Generally, structures in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable; therefore, the risks of investing in foreign securities in general tend to be amplified for investment in emerging markets. Further, due to the small securities markets and low trading volumes in emerging market countries, investments may be more illiquid and volatile than investments in developed countries and therefore subject to abrupt and severe price declines. In addition, investment in emerging market countries may require the Growth Opportunities Fund to establish special custody or other arrangements before investing. Because the securities settlement procedures tend to be less sophisticated in emerging market countries, the Growth Opportunities Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions.

Securities Lending (All Funds)
Both Funds utilize a lending agent to loan portfolio securities to qualified institutions on a short-term basis. Each loan is secured by cash or non-cash collateral, which is adjusted daily. Cash collateral is typically invested in a registered money market fund. Non-cash collateral is typically made up of high-quality government or agency securities. Under the terms of each loan, the lending agent collects a fee from the borrower, a portion of which will be rebated upon return of the loaned securities. The Funds earn a specified percentage of the net fee earned by the lending agent, including any earnings on the invested cash collateral.

Securities Lending Risk
If the borrower fails to return the loaned securities and the collateral provided has declined in value and/or the lending Fund cannot convert the collateral to cash for any reason, the Fund could lose money. To the extent cash collateral received from a borrower is invested in a money market fund or similar short-term investment vehicle, the value of the collateral is subject to the credit and liquidity risks associated with that investment.

ETFs (Energy Fund)
Traditional ETFs in which the Energy Fund may invest represent a fixed portfolio of securities designed to track a particular market segment of index. The Energy Fund may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

ETF Risk
ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Energy Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Energy Fund bears its pro rata portion of the ETF’s expenses.

Other Investments, Investment Techniques and Risks

MCM may use several types of investments or investment techniques in furtherance of each Fund’s overall investment objective, which MCM does not consider part of its principal investment strategies. The most significant of these and their associated risks are described below. Additional information on other investments and investment techniques that may be used by MCM is included in the Munder Funds’ Statement of Additional Information.

Borrowing (All Funds)
Each Fund may borrow from banks in an amount up to 33 1⁄3% of the Fund’s assets, including the amount borrowed. Each Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets. Borrowing may include utilization of a line of credit or short-term loan from the Fund’s custodian in order to meet redemptions, settle trades or otherwise provide liquidity.

Borrowing Risk
Borrowings by a Fund may involve leveraging. As leverage increases, the negative impact on the Fund’s net asset value from a decline in value of the Fund’s securities will be magnified. Further, interest rates paid on outstanding borrowings will fluctuate. As interest rates rise, the cost of borrowing increases.

Derivatives (All Funds)
Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. A Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Funds will not use derivatives for speculative purposes.

Derivatives Risk
Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to the credit risk of the derivative’s counterparty, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices. There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

ETFs (Growth Opportunities Fund and Healthcare Fund)
Traditional ETFs in which the Funds may invest represent a fixed portfolio of securities designed to track a particular market segment of index. The Funds may purchase an ETF to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

ETF Risk
ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses.

Temporary and Defensive Investing (All Funds)
Each Fund typically minimizes its cash holdings in an effort to provide investors with full market exposure to the particular asset class or classes represented by the Fund. This approach, which avoids trying to time broad market movements, allows investors to make their own asset allocation decisions. From time to time, however, a Fund temporarily may, but is not required to, invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and exchange-traded funds in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions.

Temporary and Defensive Investing Risk
During periods when a Fund maintains an increased exposure to short-term obligations, it will not fully participate in equity market movements and may not achieve its investment objective. Short periods of deviation from full market exposure during a market upswing can have a significant adverse impact on the Fund’s returns.

Short-Term Trading (Energy Fund and Healthcare Fund)
From time to time, the Fund may buy and sell the same security within a short period of time. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the Financial Highlights.

Short-Term Trading Risk
A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

Comparison of Fundamental Investment Restrictions

Fundamental investment policies may only be changed by a vote of a Fund’s shareholders, while a Fund’s Board generally has the ability to change non-fundamental investment policies without a shareholder vote. The Funds’ fundamental investment restrictions are identical except with respect to the Funds’ fundamental investment restriction concerning concentration as follows:

•	The Energy Fund will concentrate in securities of companies that are primarily engaged in energy-related businesses.

•	The Healthcare Fund will concentrate its investments in securities of issuers conducting their principal business activities in healthcare industries

•
The Growth Opportunities Fund will concentrate in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.

APPENDIX B – MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND FINANCIAL HIGHLIGHTS

The following Management Discussion of Fund Performance and Financial Highlights first appeared in the June 30, 2010 Annual Report to Shareholders of the Munder Growth Opportunities Fund.

The Energy Fund’s Management Discussion of Fund Performance and Financial Highlights, which are included in the Energy Fund’s June 30, 2010 Annual Report to Shareholders and Prospectus, respectively, have been incorporated by reference into this Proxy Statement/Prospectus.

The Healthcare Fund’s Management Discussion of Fund Performance and Financial Highlights, which are included in the Healthcare Fund’s June 30, 2010 Annual Report to Shareholders and Prospectus, respectively, have been incorporated by reference into this Proxy Statement/Prospectus.

Past performance does not guarantee future results. The performance data quoted for the Growth Opportunities Fund represents past performance and current returns may be lower or higher. The investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the Growth Opportunities Fund current to the most recent month end, please visit www.munderfunds.com.

Munder Growth Opportunities Fund

A significant portion of the Fund’s assets is likely to be invested in the information technology sector. In addition, the Fund concentrates its investments in Internet-related securities. Investments in both of these areas tend to be relatively volatile. The Fund is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of June 30, 2010. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of June 30, 2010, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

SECTOR ALLOCATION - [Insert Pie Chart]

Information
Technology
60.4%
Industrials
6.5%
Consumer
Discretionary
11.7%
Health Care
11.3%
Other
10.1%

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the year ended June 30, 2010. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz and Kenneth Smith

The Fund had a 25.59% return for the one-year ended June 30, 2010, ahead of the 14.43% return for its S&P 500® benchmark, as well as the 16.02% return for the NASDAQ Composite Index and the 17.10% median return for the Lipper universe of science & technology mutual funds. As was true for its benchmarks, the Fund had its strongest performance during the first nine months of its fiscal year ended June 30, 2010, more than offsetting negative returns during the stock market decline in the last three months.

During the one year ended June 30, 2010, the Fund benefited from its significant overweight of the information technology sector, as well as the relative strength of its holdings in that sector, particularly in the Internet software & services and computers & peripherals segments. Baidu, Inc. (3.6% of the Fund) and Akamai Technologies, Inc. (1.3%) were the key drivers of relative strength in the Internet software & services segment, contributing more than 2.5 percentage points and one percentage point, respectively, to relative performance. The strong performance of these stocks more than offset the negative impact of other holdings in the segment, including Yahoo! Inc. (4.8%). Apple, Inc. (5.5%) and NetApp, Inc. (0.5%) made the most significant contributions to relative performance in the computers & peripherals segment of the Fund, with Apple contributing over one percentage point to the Fund’s relative performance. These positive factors more than offset the relative weakness of QUALCOMM, Inc. (1.5%) in the communications equipment segment, and Microsoft Corp. (3.4%), Shanda Interactive Entertainment and Symantec Corp. in the software segment of the Fund. Both Shanda and Symantec were sold in June.

The consumer discretionary sector also had a positive impact on the Fund’s relative performance, with particularly strong performance from Internet & catalog retail stocks, such as Priceline.com, Inc. (2.5%), Netflix, Inc. (0.5%), Shutterfly, Inc. (0.9%) and Amazon.com, Inc. (2.7%). An overweight of the sector also had a positive impact on relative returns. Other stocks that had a positive impact on the Fund’s relative performance for the year ended June 30, 2010, included 51job, Inc. (2.0%) in the Fund’s industrials sector and Digital Realty Trust, Inc. (1.6%) in the Fund’s financials sector.

Stocks that detracted from relative returns included TD Ameritrade Holding Corp. (1.2%) and eHealth, Inc., sold in April, in the financials sector, and Intermap Technologies Corp. (0.2%) in the industrials sector.

With respect to litigation and administrative proceedings, the Fund benefited from the settlement of numerous class action-related litigation matters and a “fair fund” distribution relating to a Securities and Exchange Commission (“SEC”) administrative proceeding, all of which had significant effects on the Fund’s performance for the period. The Fund routinely participates in class action litigation in which it is an eligible class member by virtue of past Fund investments. The Fund may also from time to time opt out of a class action to pursue a direct claim against an issuer. In addition, the Fund periodically receives a portion of the proceeds collected by the SEC in settlement of an administrative proceeding. During the one year ended June 30, 2010, the Fund received class action and direct litigation settlement proceeds and amounts attributable to an SEC administrative proceeding, which positively impacted the Fund’s return by 5.91%.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market . The NASDAQ Composite Index is a capitalization-weighted index that measures the performance of all domestic and international based common-type stocks listed on the Nasdaq Stock Market. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns. The Lipper universe of science & technology funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Growth Opportunities Fund’s Class A, B, C and Y shares for the past five years ended June 30, 2010. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information for the past five years has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Our website, www.munderfunds.com, contains the Fund’s most recent annual and semi-annual reports. You may also obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

Munder Growth Opportunities Fund CLASS A SHARES(a)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)	Year Ended 6/30/06(b)
Net asset value, beginning of period	$17.41		$20.51	$23.41	$19.29	$17.70
Income/(loss) from investment operations:
Net investment loss	(0.39)		(0.33)	(0.37)	(0.37)	(0.24)
Net realized and unrealized gain/(loss) on investments	4.73		(2.77)	(2.53)	4.49	1.75
Total from investment operations	4.34		(3.10)	(2.90)	4.12	1.51
Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
Voluntary contribution from Advisor	—		—	—	—	0.08
Fair fund distribution proceeds	0.06		—	—	—	—
Net asset value, end of period	$21.81		$17.41	$20.51	$23.41	$19.29
Total return (d)	25.33	%(f)	(15.11)%	(12.43)%	21.41%	9.11	%(e)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$262,010		$210,683	$283,745	$392,918	$445,453
Ratio of operating expenses to average net assets	2.25%		2.62%	2.08%	2.33%	2.18%
Ratio of net investment loss to average net assets	(1.74)%		(2.10)%	(1.61)%	(1.83)%	(1.19)%
Portfolio turnover rate	74%		71%	96%	62%	82%
Ratio of operating expenses to average net assets without expense waivers	2.25%		2.62%	2.08%	2.33%	2.18%

(a)	Class A of the Fund commenced operations on August 19, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary contribution to the Fund, the total return would have been 8.65% for Class A shares.
(f)	If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.41% for Class A shares.

Munder Growth Opportunities Fund CLASS B SHARES(a)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)	Year Ended 6/30/06(b)
Net asset value, beginning of period	$16.04		$19.02	$21.88	$18.16	$16.79
Income/(loss) from investment operations:
Net investment loss	(0.51)		(0.41)	(0.50)	(0.49)	(0.37)
Net realized and unrealized gain/(loss) on investments	4.36		(2.57)	(2.36)	4.21	1.66
Total from investment operations	3.85		(2.98)	(2.86)	3.72	1.29
Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
Voluntary contribution from Advisor	—		—	—	—	0.08
Fair fund distribution proceeds	0.05		—	—	—	—
Net asset value, end of period	$19.94		$16.04	$19.02	$21.88	$18.16
Total return (d)	24.31	%(f)	(15.71)%	(13.07)%	20.47%	8.35	%(e)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,694		$15,137	$25,728	$35,603	$47,126
Ratio of operating expenses to average net assets	3.01%		3.38%	2.83%	3.08%	2.95%
Ratio of net investment loss to average net assets	(2.51)%		(2.85)%	(2.36)%	(2.59)%	(2.04)%
Portfolio turnover rate	74%		71%	96%	62%	82%
Ratio of operating expenses to average net assets without expense waivers	3.01%		3.38%	2.83%	3.08%	2.95%

Munder Growth Opportunities Fund CLASS C SHARES(a)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)	Year Ended 6/30/06(b)
Net asset value, beginning of period	$16.04		$19.03	$21.90	$18.17	$16.80
Income/(loss) from investment operations:
Net investment loss	(0.51)		(0.42)	(0.50)	(0.49)	(0.37)
Net realized and unrealized gain/(loss) on investments	4.37		(2.57)	(2.37)	4.22	1.66
Total from investment operations	3.86		(2.99)	(2.87)	3.73	1.29
Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
Voluntary contribution from Advisor	—		—	—	—	0.08
Fair fund distribution proceeds	0.05
Net asset value, end of period	$19.95		$16.04	$19.03	$21.90	$18.17
Total return (d)	24.38	%(f)	(15.76)%	(13.06)%	20.46%	8.34	%(e)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,588		$41,302	$58,172	$82,541	$99,230
Ratio of operating expenses to average net assets	3.00%		3.37%	2.83%	3.08%	2.94%
Ratio of net investment loss to average net assets	(2.48)%		(2.85)%	(2.37)%	(2.59)%	(1.99)%
Portfolio turnover rate	74%		71%	96%	62%	82%
Ratio of operating expenses to average net assets without expense waivers	3.00%		3.37%	2.83%	3.08%	2.94%

(a)	Class B and C shares of the Fund commenced operations on June 1, 1998 and November 3, 1998, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	If the Advisor had not made a voluntary contribution to the Fund, the total return would have been 7.87% for Class B shares and 7.87% for Class C shares.
(f)	If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 18.39% for Class B shares and 18.46% for Class C shares.

Munder Growth Opportunities Fund CLASS R SHARES(a)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)	Year Ended 6/30/06(b)
Net asset value, beginning of period	$17.20		$20.29	23.23	19.20	17.66
Income/(loss) from investment operations:
Net investment loss	(0.42)		(0.37)	(0.42)	(0.43)	(0.29)
Net realized and unrealized gain/(loss) on investments	4.65		(2.72)	(2.52)	4.46	1.75
Total from investment operations	4.23		(3.09)	(2.94)	4.03	1.46
Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
Voluntary contribution from Advisor	—		—	—	—	0.08
Fair fund distribution proceeds	0.05		—	—	—	—
Net asset value, end of period	$21.48		$17.20	20.29	23.23	19.20
Total return (d)	24.94	%(f)	(15.27)	(12.65)	21.04	8.84	%(e)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$162		$28	43	49	12
Ratio of operating expenses to average net assets	2.47%		2.72%	2.33%	2.55%	2.42%
Ratio of net investment loss to average net assets	(1.86)%		(2.19)%	(1.86)%	(2.07)%	(1.46)%
Portfolio turnover rate	74%		71%	96%	62%	82%
Ratio of operating expenses to average net assets without expense waivers	2.47%		2.72%	2.33%	2.55%	2.42%

Munder Growth Opportunities Fund CLASS Y SHARES(a)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)	Year Ended 6/30/08(b)	Year Ended 6/30/07(b)	Year Ended 6/30/06(b)
Net asset value, beginning of period	$17.94		$21.07	$24.00	$19.72	$18.05
Income/(loss) from investment operations:
Net investment loss	(0.34)		(0.30)	(0.31)	(0.33)	(0.20)
Net realized and unrealized gain/(loss) on investments	4.86		(2.83)	(2.62)	4.61	1.79
Total from investment operations	4.52		(3.13)	(2.93)	4.28	1.59
Short-term trading fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
Voluntary contribution from Advisor	—		—	—	—	0.08
Fair fund distribution proceeds	0.07
Net asset value, end of period	$22.53		$17.94	$21.07	$24.00	$19.72
Total return (d)	25.59	%(f)	(14.90)%	(12.17)%	21.64%	9.43	%(e)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,752		$11,243	$12,083	$6,841	$6,050
Ratio of operating expenses to average net assets	2.00%		2.36%	1.81%	2.07%	1.93%
Ratio of net investment loss to average net assets	(1.51)%		(1.85)%	(1.34)%	(1.56)%	(0.99)%
Portfolio turnover rate	74%		71%	96%	62%	82%
Ratio of operating expenses to average net assets without expense waivers	2.00%		2.36%	1.81%	2.07%	1.93%

(a)
Class R shares of the Fund (formerly known as the Munder Internet Fund) commenced operations on July 29, 2004. Class Y shares of the Fund (formerly known as the Munder Internet Fund) commenced operations on June 1, 1998.

(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	If the Advisor had not made a voluntary contribution to the Fund, the total return would have been 8.39% for Class R shares and 8.99% for Class Y shares.
(f)	If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.01% for Class R shares and 19.98% for Class Y shares.

APPENDIX C – HOW TO PURCHASE, SELL, EXCHANGE AND CONVERT SHARES

The information in this Appendix C describes in greater detail certain information about Class A, B, C, R and Y shares of the Growth Opportunities Fund and other Munder Funds. It does not provide similar information for the Energy Fund and/or the Healthcare Fund.

If you wish to obtain similar information about the Energy Fund and/or the Healthcare Fund, you may obtain the applicable Prospectus, SAI, and/or Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Munder Funds toll-free at (800) 468-6337. To request other information about the Energy Fund and/or Healthcare Fund and to make shareholder inquiries, please call your financial intermediary or the Munder Funds.

SHARE CLASS ELIGIBILITY

Please consider eligibility requirements and investment minimums carefully when selecting a share class. If you wish to invest more than $50,000 and you are not eligible to purchase Class Y shares, you should purchase Class A or C shares. If you wish to invest more than $1 million and you are not eligible to purchase Class Y shares, you should purchase Class A shares. Effective October 31, 2010, Class B shares are closed to all new sales (other than dividend and capital gain reinvestments relating to Class B shares which will continue to be invested in Class B shares). The Funds may refuse any purchase orders from ineligible investors who select Class B, R or Y shares.

Eligibility to Purchase Class A and C Shares

All investors are eligible to purchase Class A and C shares.

Eligibility to Purchase Class B Shares

Effective October 31, 2010, Class B shares are closed to all new sales (other than dividend and capital gain reinvestments relating to Class B shares which will continue to be invested in Class B shares).

Eligibility to Purchase Class R Shares

Investors may purchase Class R shares only through participation in certain programs where program-level or omnibus accounts are held on the books of the Funds, including without limitation:

-	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans; and

-	fee-based and/or advisory programs sponsored by a broker-dealer, registered investment adviser or bank trust department.

Eligibility to Purchase Class Y Shares

Only the following investors, subject to applicable investment minimums described below, may purchase Class Y shares:

-	individual and institutional investors who (i) do not invest in the Munder Funds through a financial intermediary and (ii) hold their shares directly with the Munder Funds’ transfer agent;

-
individual and institutional clients of investment advisors, consultants, broker-dealers and other financial intermediaries who (i) charge such clients a fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Munder Funds to offer Class Y shares through a no-load network or platform;

-	pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Munder Funds through a group or omnibus account;

-	investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members;

-	current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members; and

-	Munder Capital Management’s investment advisory clients.

The Munder Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

INVESTMENT MINIMUMS

Please consider investment minimums and eligibility requirements carefully when selecting a share class. The Munder Funds may refuse any purchase orders that do not meet applicable investment minimums.

General Information

Except as described below, each individual investor must make the applicable minimum investment in each Fund selected for the account. Investment minimums apply to individual investors even if the investment is made through a group or omnibus account, unless the Munder Funds do not pay any record keeping or administrative fees associated with the maintenance of underlying investor accounts.

In the case of group or omnibus accounts, the Munder Funds may be limited in their ability to monitor applicable minimums, but expect that financial intermediaries or third-party administrators investing on behalf of their clients through group or omnibus accounts will comply with the Munder Funds’ investment requirements (as specified in the then-current prospectuses) including applicable initial investment minimums. Where operational limitations restrict the ability of the Munder Funds to enforce certain exemptions from the investment minimums, particularly with respect to trades processed through these types of accounts, application of the investment minimums will vary.

We reserve the right to waive any investment minimum if the Munder Funds determine that doing so would be in the best interest of the Munder Funds and their shareholders.

We further reserve the right, upon 30 days’ advance written notice, to redeem your account (and forward the redemption proceeds to you) if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. Any otherwise applicable contingent deferred sales charge (CDSC) may be applied if we redeem your account.

Class A & C Shares

Except as provided below, the minimum initial investment for Class A and C shares is $2,500 per Fund for all accounts. The Munder Funds may refuse subsequent investments of less than $50 per Fund. If you use the Automatic Investment Plan (AIP), the minimum initial and subsequent investment per Fund is $50.

Class R Shares

There is no minimum initial or subsequent investment for Class R shares.

Class Y Shares

Except as provided below, the minimum initial investment for Class Y shares is $1 million per Fund for each Class Y shares account.

Investment Minimum Waivers and Reductions

Investment minimums do not apply to purchases of Class A, C or Y shares made through eligible retirement plans or similar group accounts. For this purpose, “eligible retirement plans and other similar group accounts” are those for which recordkeeping and/or administrative services are being provided by a financial intermediary or third-party administrator to underlying interest holders in the Funds pursuant to a written agreement with the Munder Funds whose terms have been negotiated pursuant to procedures adopted by the Munder Funds’ Board of Trustees.

Investment minimums also do not apply to investments in Class A, C or Y shares through eligible fee-based and/or advisory programs offered by investment advisors, consultants, broker-dealers and other financial intermediaries pursuant to which clients are charged a fee for advisory, investment, consulting or similar services. For this purpose, “eligible fee-based and/or advisory programs” are those which have been approved by an officer of the Munder Funds.

With respect to Class Y shares only, a reduced initial investment minimum of $2,500 applies to investments made by clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Munder Funds.

Also with respect to Class Y shares only, investment minimums do not apply to investments made by (i) investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members, (ii) current and retired Trustees, directors and employees of the Munder Funds, Munder Capital Management or Munder Capital Holdings, LLC and their immediate family members, or (iii) investment advisory clients of Munder Capital Management.

Class A & C Shares Accounts Below Minimums

For each account that you own, if your investment in Class A or C shares of a Fund does not meet the account minimum, or you cease AIP contributions before reaching the account minimum, you may increase your balance to $2,500 (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6. Through at least October 31, 2010, for Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) and Individual Retirement Account (IRA) accounts opened before October 31, 2009, the applicable minimum for the purpose of determining whether a servicing fee applies is $500.

Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents.

To the extent feasible, we may waive low account balance fees on Class A or B shares accounts that do not meet the applicable amount minimum as a result of the par conversion of a Class B shares account to a Class A shares account. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

HOW TO PURCHASE SHARES

You may purchase Class A, C or Y shares of the Fund at the NAV next determined after your purchase order is received in proper form (plus any applicable sales charge for purchases of Class A shares). Class Y shares are only available for purchase by limited types of investors. Effective October 31, 2010 Class B shares of are closed to all new sales (other than dividend and capital gain reinvestments relating to Class B shares which will continue to be invested in Class B shares).

You may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Munder Funds’ distributor can sell you shares of the Munder Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares, if offered.

For additional investments, send an investment slip (the bottom portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Account Application to the Munder Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions
Bank ABA/Routing #: 031000053
Bank Account Number: 8606905396
Bank Account Name: The Munder Funds
RFB: (Fund Name and Class)
OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer (EFT)

For new accounts, you must complete, sign and mail to the Munder Funds at one of the addresses listed above an Account Application with the Banking Information section completed and you must not decline your EFT purchase privilege. Once your account has been established, you can make investments by EFT.

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Munder Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or visit www.munderfunds.com to establish an Internet login and password for online transactions.

Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan (AIP)

Under an AIP, you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

The Munder Funds are required by law to obtain certain personal information about any investor who opens an account or any person who is acting on behalf of an investor in order to verify that person’s identity.

After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity or the identity of a person acting on your behalf is verified. We may also close your account or take other appropriate action if we are unable to verify your identity or the identity of a person acting on your behalf within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Munder Funds any sales charges paid in connection with your purchase of Fund shares. Any otherwise applicable short-term trading fee will not, however, be assessed on accounts that are closed for this reason.

Timing of Orders

Purchase orders must be received by the Munder Funds or an authorized agent of the Munder Funds, such as the Funds’ distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary, before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

APPLICABLE SALES CHARGES

Access to the information provided below regarding sales charges is available through the Munder Funds website at www.munderfunds.com under the "Sales Charges and Fees" link on the Fund’s Profile Page.

Front-End Sales Charges – Class A Shares

Unless you qualify for a waiver, you will pay a sales charge at the time of any Class A shares purchase. The offering price for Class A shares includes this front-end sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases as follows:

	Sales Charge* as a Percentage of
	Offering Price (%)	Net Amount Invested (%)
Less than $25,000	5.50	5.82
$25,000 but less than $50,000	5.25	5.54
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	1.50	1.52
$1,000,000 or more	None**	None**

*Because of rounding in the calculation of offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.
**No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

Shares purchased through reinvestment of dividends or other distributions are not subject to any sales charge.

Front-End Sales Charge Waivers

We will waive the initial sales charge on Class A shares for the following types of purchasers:

1. investors that have an investment account with the Fund’s investment advisor;

2. full-time employees and retired employees of the Fund’s investment advisor or its affiliates, employees of the Fund’s service providers, and immediate family members of the foregoing persons;

3. registered broker-dealers, financial intermediaries, or their agents that have entered into selling agreements with the Fund’s distributor, if the shares are (a) purchased for their own accounts, (b) purchased for retirement plans of their employees or (c) sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

4. qualified employee benefit plans, employer-sponsored retirement plans and other employer-sponsored plans or accounts that meet certain criteria established by the Munder Funds;

5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund’s investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class K, Y or I shares of another Munder Fund within 60 days of redemption;

7. banks, trust companies and other financial institutions that trade for the accounts of their clients through the NSCC’s Trust Fund/SERV system;

8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients; and

9. qualified education savings plans established in accordance with Section 529 of the Internal Revenue Code.

You should inform the Munder Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

The Munder Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call (800) 438-5789.

Front-End Sales Charge Reductions – Letters of Intent

If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Equity Funds (except the Index 500 Fund) begin when aggregate investments exceed $25,000. For the Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a specified amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply the market value of any class of shares of the Munder Funds you own at the time you establish your Letter of Intent toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you previously paid). You should inform the Munder Funds that you have a Letter of Intent each time you make an investment.

Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made.

Front-End Sales Charge Reductions - Rights of Accumulation

For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, if you are an individual, you may add to the amount of your purchase the market value of any class of shares of one or more Munder Funds (regardless of the amount of any sales charge paid on such shares) already owned by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of any class of shares of one or more Munder Funds that are made by you, your spouse (or domestic partner if recognized by law in your state of residence), your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information about Letters of Intent and Rights of Accumulation

In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you should inform the Munder Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales charge reduction. You also may need to provide the Munder Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales charge reduction. This may include, if applicable, information or records regarding:

•	shares of the Munder Fund(s) held in all accounts you may have with a broker or another financial intermediary; and

•	shares of the Munder Fund(s) held at any financial intermediary in accounts you wish to be considered for determining sales charge reduction eligibility.

For further information on sales charge reductions, call (800) 438-5789.

Contingent Deferred Sales Charges (CDSCs)

You are subject to a CDSC when you redeem:

•	Class A shares purchased within one year of redemption as part of an investment of $1 million or more if the Fund’s distributor paid a sales commission in connection with the investment;

•	Class B shares within six years of buying them; or

•	Class C shares within one year of buying them.

These time periods include the time you held Class A, B or C shares of another Munder Fund which you may have exchanged for Class A, B or C shares of the Fund.

The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC. The CDSC for Class A shares and Class C shares, if applicable, is 1.00%.

The CDSC schedule for Class B shares is set forth below.

Redemption	CDSC
Within One Year of Purchase	5.00%
Within Two Years of Purchase	4.00%
Within Three Years of Purchase	3.00%
Within Four Years of Purchase	3.00%
Within Five Years of Purchase	2.00%
Within Six Years of Purchase	1.00%
More than Six Years After Purchase	0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three and one-half years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate for redemptions made within four years of purchase).

CDSC Waivers – Class B and C Shares

We will waive any otherwise applicable CDSC payable upon redemptions of Class B or C shares for:

•	redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;

•
minimum required distributions made from an IRA or other retirement plan account after you reach the age where such distributions are mandated by law (age 70 1⁄2 as of the date of this Prospectus); and

•
(Class B shares only) redemptions through a Systematic Withdrawal Plan (SWP) of up to 10% per year of an account’s NAV. For example, if your balance at the time a SWP is established is $12,000, you may establish a $100 monthly or $300 quarterly (or $1,200 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP, please see the section of this Prospectus entitled “Additional Investor Information.”

Other waivers of the CDSC on Class B or C shares may apply. Please see the Fund’s Statement of Additional Information or call (800) 438-5789 for more details.

DISTRIBUTION AND SERVICE FEES

Distribution and Service Plan Fees

The Fund has a Distribution and Service Plan with respect to its Class A, B, C and R shares. The Plan permits the Fund to pay distribution and other fees for the sale of Class A, B, C and R shares and for services provided to shareholders of Class A, B, C and R shares.

Payments made under the Plan by Class A, B, C and R shares are made pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may pay up to 0.25% of the average daily net assets of the Fund attributable to Class A, B, C and R shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.75% of the average daily net assets of the Fund attributable to Class B, C and R shares to finance activities relating to the distribution of those shares. However, under the Fund’s Distribution Agreement, the distribution and service fees payable with respect to the Class R shares are limited to payments at an annual rate equal to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, B, C and R shares of the Fund, and may cost you more than paying other types of sales charges.

Other Payments to Third Parties

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service and other fees paid by the Fund.

These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

In addition, while the Fund’s distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund’s distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read "Additional Compensation Paid to Intermediaries" in the Statement of Additional Information.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

HOW TO REDEEM SHARES OF THE GROWTH OPPORTUNITIES FUND

You may redeem shares at the NAV next determined after your redemption request is received in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

You may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an Internet login and password, you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munderfunds.com. To establish an Internet login and password, please visit www.munderfunds.com.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.  In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make Internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan (SWP)

If you have an account value of $5,000 or more in a Fund, you may redeem Class A, B or C shares on a monthly or quarterly basis.  For IRA accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50.  We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds.  You may change or cancel a SWP at any time upon notice to the Funds. In addition, any applicable CDSC will be charged upon redemption of Class A, B or C shares.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days).  Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address.  Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these payment methods.

[Short-Term Trading Fees

A short-term trading fee may apply to redemptions of shares made within 30 days of purchase.  Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fees” for more information. You will not be charged a short-term trading fee if your account is below the applicable minimum and is redeemed within 30 days of your purchase.

Please see the Statement of Additional Information (SAI) for information about the tax aspects of the short-term trading fee. ]

Medallion Signature Guarantees

For your protection, a medallion signature guarantee is required for the following redemption requests:

-	redemption proceeds greater than $50,000;

-	redemption proceeds not being made payable to the record owner of the account;

-	redemption proceeds not being mailed to the address of record on the account;

-	redemption proceeds being mailed to address of record that has changed within the last 30 days;

-	redemption proceeds being transferred to another Munder Fund account with a different registration;

-	change in ownership or registration of the account; or

-	changes to banking information without a voided check being supplied.

We reserve the right to waive the requirement for a medallion signature guarantee for certain types of redemption requests, including Class R or Y share redemptions.

When a Fund requires a signature guarantee, a medallion signature guarantee with a coverage amount sufficient to cover the value of your transaction request must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP).  Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP).  Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or Internet redemptions.  In such cases, you should consider making your redemption request by mail.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative net asset values (NAVs) provided you meet the eligibility requirements for the class into which you desire to exchange your shares.

You may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration.  All exchange requests should be sent to:

Direct Mail	Overnight Delivery
The Munder Funds	The Munder Funds
P.O. Box 9701	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789.  If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization From.  Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an Internet login and password, you may exchange shares by clicking on Account Access at www.munderfunds.com.  To establish an Internet login and password, please visit www.munderfunds.com.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other Munder Funds (if offered) based on their relative NAVs.

-	If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

-	Class A, B and C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

-
Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund online at www.munderfunds.com/prospectus or by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

HOW TO CONVERT SHARES

You may convert Class A, B, C or R shares of the Fund to Class Y shares of the Fund, based on each class’s relative NAV provided you meet the eligibility requirements for Class Y shares.  For conversions of Class B or C shares to Class Y shares, your Class B or C shares must not currently be subject to any contingent deferred sales charges (CDSCs).  The Fund will treat any conversion between classes of shares of the same Fund as a tax-free event.  By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event.

Shareholders may give conversion instructions by sending a written request to the Funds or by having the conversion coordinated by the financial intermediary through which their shares are held.

We may change, suspend or terminate the conversion privilege at any time.  You will be given notice of any material modifications except where notice is not required.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES, CONVERSIONS AND REDEMPTIONS

-
We consider purchase, exchange, conversion or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents.  We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds or conversions of Fund shares.

-	At any time, we may change any of our purchase, redemption, exchange or conversion practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	We may temporarily stop redeeming shares if:

(i) the NYSE is closed;

(ii) trading on the NYSE is restricted;

(iii) an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv) the SEC orders the Fund to suspend redemptions.

-	We reserve the right to pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the applicable Fund, in lieu of cash.

-
We record all telephone calls for your protection and take measures to identify the caller.  As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor nor the Funds’ transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-
If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges, conversions or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you.  Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	Brokers, financial intermediaries and other financial institutions may charge their customers a processing fee in connection with the purchase, redemption or exchange of Fund shares.

-
Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

-	We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 10 days.

Reinstatement Privilege

For 60 days after you sell Class A, B or C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge).  You may use this privilege once in any given twelve-month period with respect to your shares of a Fund.

You, your broker or your financial intermediary must notify the Funds at the time of the reinvestment in order to eliminate the sales charge on your investment.  The reinstatement privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A, B or C shares that were subject to a CDSC when redeemed.  The Class A shares purchased under the reinstatement privilege must be held in an account registered in the same name as the account from which the shares were redeemed and the amount being reinvested must be at least the required minimum investment amount.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Policies and Procedures

The Funds are not intended to serve as vehicles for short-term trading.  By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors.  Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management.  In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing.  Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage.  Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity.  Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred.  All of these factors may adversely affect Fund performance.  Funds investing in securities that are thinly traded, traded infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable.  The Funds will seek to apply these policies and procedures as uniformly as practicable.

The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades.  For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence.  Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity.  If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or Internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices.  The Funds also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements.  The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information.  This cooperation cannot necessarily be assured.  To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures.  However, there is no guarantee that this goal will be achieved.  Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law.  Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

PRICING OF FUND SHARES

The Fund processes all purchases, redemptions, exchanges and conversions at the net asset value (NAV) next calculated after we receive the transaction request in proper form.  The Fund calculates the NAV per share for each class of shares on each day the New York Stock Exchange (NYSE) is open.  The Fund calculates the NAV by: (1) taking the total value of the Fund’s assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class, and (3) dividing that amount by the total number of shares of that class outstanding.  The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time).  If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time.

With respect to any foreign securities held by the Fund that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close.  The Fund values these foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE.  Because foreign exchanges may be open at different times and on different days than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares.  For purposes of calculating NAVs, the Fund translates into U.S. dollars all investment securities, other assets and liabilities.

The Fund generally values its securities and other investments using readily available market quotations, which it obtains from various pricing sources approved by the Board of Trustees.

Equity securities and other similar securities that trade on an exchange, such as depositary receipts, financial futures contracts, options contracts and exchange-traded funds, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange.  Lacking any sales, equity securities and similar exchange-traded securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate.  Equity securities that are primarily traded on a foreign securities exchange also may be valued at the bid price or at the last quoted sale price for local shares of the security.

The Fund generally values fixed income securities it holds, if any, at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities.  Such analytical pricing models may take into consideration market indices, matrices, yield curves and other specific adjustments, which may result in the securities being valued at a price different from the price that would have been determined had the analytical pricing model not been used.  The Fund may also value fixed income securities with remaining maturities of 60 days or less on an amortized cost basis, which approximates current market value.

In the event that a price for a security is not available through the means described above, the Fund may value the security using broker-dealer quotations, last reported market quotations, or a fair value determined by a Pricing Committee established by the Fund’s investment advisor in accordance with guidelines approved by the Board of Trustees.

Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchange.  The Fund may also utilize a fair value for its foreign securities when a particular foreign market is closed but the Fund is open.  This policy is intended to ensure that the Fund’s NAV appropriately reflects each security’s value at the time of pricing.

The Fund will value other open-end funds held by the Fund, if any, using the NAV of such underlying fund, or lacking a NAV, a fair value determined by the Pricing Committee in accordance with guidelines approved by the Board of Trustees.  The method by which an open-end fund calculates its NAV, including its use of fair value pricing and the related effects of such use, is described in its prospectus.

Fair valuations take into account relevant factors affecting value, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information.  Fair value represents a good faith approximation of the value of a security.  The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV.  As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued using a fair value determined in accordance with guidelines approved by the Board of Trustees, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund’s Board of Trustees reviews all fair valuations of the Fund’s securities during a quarter at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments.  The Fund passes substantially all of its earnings along to its shareholders as distributions.  When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution.  The Fund realizes capital gains when it sells securities for a higher price than it paid.  When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares and pays dividend distributions, if any, at least annually.  The Fund distributes its net realized capital gains, if any, at least annually . It is possible that the Fund may make a distribution in excess of its earnings and profits.  You should treat such a distribution as a return of capital, generally a non-taxable distribution to the extent of (and in reduction of) a shareholder’s basis in the Fund.  You should treat any such distribution in excess of your basis in your shares as gain from a sale or exchange of the shares.

The Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund.  If you wish to receive distributions in cash, you must indicate this choice on your Account Application or notify the Fund by calling (800) 438-5789.  If you hold your shares through a broker or other financial intermediary account, you must notify your broker or financial intermediary to receive distributions in cash.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  The Statement of Additional Information contains a more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund.  You should consult your tax advisor about your own particular tax situation.

Taxes on Distributions

You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on certain corporate stock.  A shareholder will also have to satisfy a more-than-60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.  The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception:  distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes on Sales, Exchanges or Conversions

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of the Fund.

The Fund will treat any conversion between classes of shares of the Fund as a tax-free event.  You should consult with your tax advisor about the tax treatment of a conversion.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings no less frequently than quarterly on the Munder Funds website at www.munderfunds.com under the "All Holdings" link on the Fund’s Profile Page.  The Fund generally posts such information no earlier than 30 days after the end of the period to which the information relates.  The three most recent previously published portfolio holdings lists can be accessed through the "Historical All Holdings" link on the Fund’s Profile Page.  The Fund may also publish other information on the Fund’s Profile Page relating to its portfolio holdings (e.g., top ten holdings, sector information and other portfolio characteristic data).  The Fund generally posts such information no earlier than 15 days after the end of the period to which it relates.  A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

APPENDIX D – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FOR MUNDER SERIES TRUST II AND MUNDER SERIES TRUST

NOTE REGARDING THE ATTACHED FORM OF AGREEMENT AND PLAN OF REORGANIZATION

The following Form of Agreement and Plan of Reorganization (“Agreement”) will apply to each of the Reorganizations of (1) the Healthcare Fund with and into the Growth Opportunities Fund and (2) the Energy Fund  with and into the Growth Opportunities Fund.  For purposes of the reorganization of the Energy Fund into the Growth Opportunities Fund, the Agreement will be modified as set forth below to reflect that: (1) the Energy Fund and the Growth Opportunities Fund are each series of the same Delaware statutory trust, Munder Series Trust (“MST”); and (2) the Energy Fund currently has issued and outstanding only Class A, B, C, and Y shares.

•
All references to the Commonwealth of Massachusetts and to a “business trust” will be removed and/or replaced by references to the State of Delaware and a “statutory trust,” respectively, as applicable.

•	All references to Munder Series Trust II (“MST II”) and the Healthcare Fund will be replaced with references to MST and the Energy Fund, respectively, except as described herein.

o
All references to the redomiciliation of the “Acquired Fund,” the deregistration of MST II with the Securities and Exchange Commission, and the dissolution of MST II, including the references to MST II and/or the Healthcare Fund therein, will be removed.

o
All references to each of MST and MST II, the Board of Trustees of MST and the Board of Trustees of MST II, and the officers of MST and the officers of MST II, acting together, will be replaced with references to MST, the Board of MST, and the officers of MST, respectively, acting on behalf of both the Energy Fund and the Growth Opportunities Fund.

•
All references to Class K and R shares, including (1) the references to certain shares being designated as a corresponding class of shares and (2) the statement in paragraph 1.1 of the Agreement that Class K shares of the Acquired Fund shall be deemed to correspond to Class A shares of the Acquired Fund, will be removed.

MUNDER SERIES TRUST
MUNDER SERIES TRUST II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this ___ day of _________, 2010, by Munder Series Trust, a Delaware statutory trust (“MST”), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Growth Opportunities Fund (“Acquiring Fund”), a separate series of MST, and the Munder Series Trust II, a business trust under the laws of the Commonwealth of Massachusetts (“MST II”), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Healthcare Fund (“Acquired Fund”), a separate series of MST II.

This Agreement is intended to be and is adopted as a plan of redomiciliation, reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).  The redomiciliation, reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of Class A, B, C, R and Y shares of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to or designated in this Agreement in Section 1.1 of this Agreement as the corresponding class of outstanding shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Fund is a series of MST, a registered investment company classified as a management investment company of the open-end type under the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the Acquired Fund is a series of MST II, a registered investment company classified as a management investment company of the open-end type under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, following the Reorganization, MST II will deregister as an investment company in accordance with the rules and regulations of the Securities and Exchange Commission (“Commission”);

WHEREAS, following the effective date of its deregistration, MST II shall voluntarily dissolve in accordance with Massachusetts law and the terms of its Declaration of Trust, as amended from time to time (“Declaration”);

WHEREAS, the Trustees of MST have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Trustees of MST II have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.         Subject to the requisite approval by Acquired Fund Shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (a) to deliver to the Acquired Fund the number of full and fractional Class A, B, C, R and Y Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).  For purposes of this Agreement, and this paragraph 1.1 in particular, Class K shares of the Acquired Fund shall be deemed to correspond to Class A shares of the Acquired Fund.

1.2          The property and assets of MST II attributable to the Acquired Fund to be sold, assigned, conveyed transferred and delivered to and acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”).  The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities, if any, received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the Assets transferred, which rights, stock dividends, and other securities shall be deemed included in the Assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such stock dividends or other distribution that remain unpaid and/or have not been received by the Acquired Fund as of the Closing Date shall be included in the determination of the value of the Assets of the Acquired Fund acquired by the Acquiring Fund.

1.3          The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date.  The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”).  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain (after reduction for any available capital loss carryover), if any, for the current taxable year through the Closing Date.

1.4          Immediately following the actions contemplated by paragraph 1.1, MST II shall take such actions necessary to complete the liquidation of the Acquired Fund.  To complete the liquidation, MST II, on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund’s shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and (b) completely liquidate the Acquired Fund.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of Class A, B, C, A, R, and Y Acquiring Fund Shares to be so credited to Class A, B, C, K, R, and Y Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date.  All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund will not issue certificates representing the Class A, B, C, R, and Y Acquiring Fund Shares in connection with the Reorganization.

1.5          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3 hereof.

1.6          Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7          As promptly as practicable following the Reorganization of the Acquired Fund, MST II will take all necessary actions to effect its deregistration as an investment company in accordance with the rules and regulations of the Commission and shall subsequently voluntarily dissolve in accordance with the requirements of Massachusetts law.

2.	VALUATION

2.1.         The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being also referred to herein as the “Valuation Date”), computed using the valuation procedures set forth in the Acquired Fund’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by MST II’s Board of Trustees.

2.2.         The net asset value of each Class A, B, C, R, and Y Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, computed using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented, and valuation procedures established by MST’s Board of Trustees.

2.3.         The number of the Class A, B, C, R, and Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the corresponding Class A, B, C, K, R, and Y Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a corresponding2 Acquiring Fund Share, determined using the same valuation procedures referred to in paragraph 2.2.

2.4.         All computations of value shall be made by State Street Bank and Trust Company, in its capacity as sub-administrator for MST II, and shall be subject to confirmation by Munder Capital Management (“MCM”), MST II’s administrator.

3.	CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be _______, 20__, or such other date as the parties may agree.  All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of MST or at such other time and/or place as the parties may agree.

[2]	See Section 1.1. Class K shares of the Acquired Fund shall be deemed to correspond to Class A shares of the Acquired Fund.

3.2.         MST II shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (“Custodian”), to deliver to MST at the Closing a certificate of an authorized officer of the Custodian stating that (a) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two (2) business days prior to or on the Closing Date, and (b) State Street has paid such amounts, or set aside such amounts necessary for payment, as it has been instructed by an authorized person of the Funds under the Custody Agreement.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, as the Custodian also serves as the custodian for the Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3.         MST II shall direct BNY Mellon Investment Servicing (US) Inc. (formerly known as PNC Global Servicing Inc.), in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to MST at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of each Acquired Fund Shareholder and the number and percentage ownership of outstanding Class A, B, C, K, R and Y shares owned by each such shareholder immediately prior to the Closing.  The Secretary of MST shall confirm that (a) the appropriate number of corresponding Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of corresponding Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4.  At the Closing MST and MST II shall execute such bills of sale, checks, assignments, stock certificates, if any, receipts or other documents as necessary to effect the Reorganization.

3.4.         In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of MST and the Board of Trustees of MST II, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day practicable after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of MST II, MST II, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is duly organized as series of MST II, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under MST II’s Declaration of Trust, as amended from time to time (”Declaration”), to own all of its Assets and to carry on its business as it is now being conducted;

(b)           MST II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, B, C, K, R and Y Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Valuation Date, MST II, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MST, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f)           The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of MST II’s Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MST II, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MST II, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)           No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MST II’s knowledge, threatened against MST II, with respect to the Acquired Fund or any of its properties or Assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  MST II, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2010 have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)           Since June 30, 2010, there has not been any material adverse change in the Acquired Fund’s financial condition, Assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund’s investment restrictions.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)           On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of MST II, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid)  and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

(m)          All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by MST II and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws.  All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

(n)           The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Trustees of MST II, on behalf of the Acquired Fund, and by the approval of the Acquired Fund’s shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of MST II, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o)           The information to be furnished by the Acquired Fund for use in the Registration Statement (as defined in paragraph 5.5) or any other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2.         Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of MST, MST, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of MST, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under MST’s Declaration, as amended from time to time to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           MST is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, B, C, R, and Y Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of MST’s Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MST, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MST, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)            No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against MST, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  MST, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(g)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 2010 have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h)           Since June 30, 2010, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund’s investment restrictions.  For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(i)            On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of MST, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)            For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(k)           All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by MST and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other applicable federal and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(l)            The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Trustees of MST, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of MST, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)          The Class A, B, C, R, and Y Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

(n)           The information to be furnished by the Acquiring Fund for use in the Registration Statement (as defined in paragraph 5.5) or other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will (a) send appropriate notification to its shareholders of the Acquired Fund regarding the transactions contemplated by this Agreement and (b) call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein

5.3.          The Acquired Fund covenants that the Class A, B, C, R, and Y Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.          MST, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”).  The Acquired Fund will provide in a timely manner to MST such information regarding the Acquired Fund as may be necessary for the preparation of the Registration Statement.

5.6.          The Acquiring Fund and the Acquired Fund each shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7.          MST II, on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (a) vest in and confirm (i) the title and possession of MST, on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder, and (ii) the title and possession of MST, on behalf of the Acquiring Fund, of all the Assets, and (b) otherwise to carry out the intent and purpose of this Agreement.

5.8.          The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of MST II, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at MST II’s election, to the performance by MST, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of MST, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          MST, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an officer of the Acquiring Fund, dated as of the Closing Date, pursuant to which MST, on behalf of the Acquiring Fund, assumes all the Liabilities of the Acquired Fund existing on the Valuation Date;

6.3.          MST, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by MST’s President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of MST, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.4.          MST, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MST, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.5.          The number of full and fractional Class A, B, C, R, and Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of MST, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MST’s election, to the performance by MST II, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of MST II, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          MST II shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities of the Acquired Fund, as of the Closing Date, certified by the Treasurer of MST II;

7.3.          MST II, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of MST II, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.          MST II, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MST II, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The number of full and fractional Class A, B, C, R, and Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (a) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (b) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to MST II, on behalf of the Acquired Fund or MST, on behalf of the Acquiring Fund, the other party to this agreement may, at its option, refuse to consummate the transactions contemplated by this Agreement:

8.1.          This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Declaration and by-laws of MST II, applicable state law and the 1940 Act;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to the knowledge of MST or MST II, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by MST and MST II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          MST and MST II shall have received the opinion of Dechert LLP, counsel to MST and MST II, addressed to MST substantially to the effect that, based upon certain facts, assumptions and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP, counsel to MST and to MST II, of representations it shall request of MST and MST II.  Notwithstanding anything herein to the contrary, MST and MST II may not consummate the transactions contemplated by this Agreement if this condition is not satisfied.

9.	INDEMNIFICATION

9.1.          MST, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

9.2.          MST II, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10.	BROKERAGE FEES AND EXPENSES

10.1.        MST, on behalf of the Acquiring Fund, and MST II, on behalf of the Acquired Fund, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses in connection with the Reorganization as set forth in paragraph 10.2.

10.2.        The expenses relating to the proposed Reorganization will be borne solely by MCM.  No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, legal fees, accounting fees, and securities registration fees.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.        MST, on behalf of the Acquiring Fund, and MST II, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and the Acquired Fund with respect to the Reorganization.

11.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of MST’s Board of Trustees or MST II’s Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of MST and the officers of MST II.

14.	HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.3.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.        This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

MUNDER SERIES TRUST II,
on behalf of the Munder Healthcare Fund

By:
Stephen J. Shenkenberg
Vice President and Secretary

MUNDER SERIES TRUST,
on behalf of the Munder Growth Opportunities Fund

By:
Stephen J. Shenkenberg
Vice President and Secretary

With respect to Paragraph 10.2 of this Agreement, Accepted and Acknowledged by:

MUNDER CAPITAL MANAGEMENT

By:
Peter K. Hoglund
Chief Financial Officer

PART B

Munder Series Trust

Munder Growth Opportunities Fund
Statement of Additional Information
___________, 2010

Acquisition of the Assets and Liabilities of Munder Energy Fund
(“Energy Fund” or “Acquired Fund”)
(a series of MUNDER SERIES TRUST)	By and in Exchange for Shares of Munder
480 Pierce Street, Birmingham, MI 48009	Growth Opportunities Fund (“Growth
Opportunities Fund” or the “Target Fund”))
Acquisition of the Assets and Liabilities of Munder Healthcare Fund	(a series of MUNDER SERIES TRUST)
(“Healthcare Fund” or “Acquired Fund”)	480 Pierce Street, Birmingham, MI 48009
(a series of MUNDER SERIES TRUST II)
480 Pierce Street, Birmingham, MI 48009

(Energy Fund and Healthcare Fund collectively the “Acquired Funds”)

INTRODUCTION

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated _________, 2010, relating specifically to the proposed transfer of all of the assets of each Acquired Fund to the Target Fund and the assumption of all the liabilities of each Acquired Fund in exchange for shares of the Target Fund having an aggregate value equal to those of each Acquired Fund (each a “Reorganization”, collectively the “Reorganizations”).  To obtain a copy of the Proxy Statement/Prospectus, please write to MUNDER SERIES TRUST, 480 Pierce Street, Birmingham, MI 48009 or call (800) 468-6337.  The Reorganizations will be pursuant to Agreements and Plans of Reorganization.

LEADERSHIP STRUCTURE OF THE BOARD

The Board comprises eight Trustees, seven of whom are Non-Interested Trustees.  Both Mr. Eckert, who serves as Chairman of the Board, and Mr. Rakolta, who serves as Vice Chairman, are Non-Interested Trustees.  The Board holds four regularly scheduled meetings per year and, when appropriate, holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regularly scheduled meeting.  The Chairman of the Board has additional responsibilities, including, among other things, regularly communicating and meeting between Board meetings on fund-related matters with other Board members, the Funds’ Chief Compliance Officer, counsel to the Non-Interested Trustees, and representatives of the Funds’ service providers.  The Vice Chairman assists the Chairman with these additional responsibilities and acts in the Chairman’s stead when he is unavailable.

The Board has general oversight responsibility with respect to the business and affairs of the Funds.  The Board has engaged the Advisor to manage and administer the Funds and is responsible for overseeing the Advisor and other service providers to MST, MST II and the Funds.  The Board monitors the level and quality of all services provided to the Funds, including those of third-party service providers.  The Board annually evaluates the services received under service provider contracts to determine whether to continue existing contracts or negotiate new contracts.  The Board is responsible for overseeing that processes are in place to monitor compliance with applicable rules, regulations and investment policies and to address possible conflicts of interest.  The Board has established three committees to assist it in performing its oversight responsibilities.

Part B

1

The Funds are subject to various risks, including investment risk, compliance risk and valuation risk.  The Board oversees management of these risks directly and through its committees.  While day-to-day risk management responsibilities rest with the Funds’ Chief Compliance Officer, the Advisor and other service providers, the Board monitors and tracks risk by (i) reviewing quarterly and ad hoc reports related to the performance and operations of the Funds; (ii) reviewing and approving, as applicable, the compliance policies and procedures of MST and MST II, including the valuation policies and transaction procedures; (iii) periodically meeting with portfolio management teams to review investment strategies, techniques and related risks; (iv) meeting with representatives of key service providers, including the Fund’s investment adviser, administrator, transfer agent, the custodian and the independent registered public accounting firm, to discuss the activities of the Funds; (v) reviewing reports of and meeting with the independent registered public accounting firm to MST and MST II regarding the Funds’ financial condition and internal controls; (vi) having the Chief Compliance Officer of the Funds test the compliance procedures of MST, MST II and all service providers; (vii) reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the compliance policies and procedures of MST and MST II and the effectiveness of their implementation; and (viii) meeting with the Chief Compliance Officer privately on a quarterly basis.  The Board has concluded that its general oversight of the Advisor and other services providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Qualifications of the Trustees.  MST and MST II seek as Trustees individuals of distinction and experience in business, finance, government service or academia.  Each Trustee currently serving on the Board was nominated based on his or her particular experience, qualification, attributes and skills.  The characteristics that have led the Board to conclude that each Trustee should continue to serve on the Board are discussed below:

Thomas D. Eckert, Chairman – Mr. Eckert is the President and Chief Executive Officer of Capital Automotive Real Estate Services, Inc., a real estate investment operating company specializing in retail automotive properties.  Mr. Eckert’s strategic planning, organizational and leadership skills help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures.

John Rakolta, Jr., Vice Chairman – Mr. Rakolta is the Chairman and Chief Executive Officer of Walbridge Aldinger Company.  Like Mr. Eckert, Mr. Rakolta’s business experience imbues him with strategic planning, organizational and leadership skills that help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures.  Mr. Rakolta also qualifies as an audit committee financial expert.

David J. Brophy – Dr. Brophy’s financial experience helps the Board and the Audit Committee analyze financial reports.  Dr. Brophy qualifies as an audit committee financial expert based on his experience as a Professor of Finance at the University of Michigan Business School since 1966, service as a director and advisor to a number of financial services firms and past service as a director of several public companies.

Joseph E. Champagne – As a former university president with involvement in the business community, Dr. Champagne’s leadership experience assists the Board in its service provider oversight responsibilities.

John Engler – The Hon. Mr. Engler is the former governor of the State of Michigan and currently serves as the President and Chief Executive Officer of the National Association of Manufacturers.  His experience in public policy provides the Board with insight into the regulatory requirements to which the fund industry is subject.

Lisa A. Payne – Ms. Payne’s significant financial experience gained through her service as a chief financial officer of a publicly held company and a senior executive with a Wall Street investment bank helps the Board to analyze financial reports, evaluate investment performance of portfolio management, and determine the strategic direction of the Funds.

Arthur T. Porter – Dr. Porter serves as the Executive Director of the McGill University Health Centre.  Before that he was the President and Chief Executive Officer of the Detroit Medical Center and Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine.  His leadership skills and financial and organizational experience derived from leading complex organizations help the Board oversee and evaluate the performance of the Funds’ service providers.  Dr. Porter also qualifies as an audit committee financial expert.

Michael T. Monahan – Mr. Monahan is an Interested Trustee.  Before retiring in 1999, Mr. Monahan was President of Comerica Incorporated, a regional bank holding company and prior majority owner of the Advisor, where he developed extensive strategic planning, financial analysis, and leadership skills that help the Board evaluate investment performance and strategies as well as vendor relationships.

Part B

2

DOCUMENTS INCORPORATED BY REFERENCE

This Statement of Additional Information consists of these cover pages, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

(1)
The Combined Statement of Additional Information of Munder Series Trust dated October 31, 2009 (previously filed on EDGAR, Accession No. 0000950123-09-056085 for Munder Series Trust and Accession No. 0000950123-09-050976 for Munder Series Trust II), as supplemented and restated July 1, 2010 (previously filed on EDGAR, Accession No. 0000950123-10-062962 for Munder Series Trust and Accession No. 0000950123-10-063022 for Munder Series Trust II); and

(2)	Annual Report to Shareholders of the Energy Fund for the fiscal year ended June 30, 2010 (previously filed on EDGAR, Accession No: 0000950123-10-081689); and

(3)	Semi-Annual Report to Shareholders of the Energy Fund for the fiscal period ended December 31, 2009 (previously filed on EDGAR, Accession No: 0000950123-10-021614);

(4)	Annual Report to Shareholders of the Healthcare Fund for the fiscal year ended June 30, 2010 (previously filed on EDGAR, Accession No: 0000950123-10-081672); and

(5)	Semi-Annual Report to Shareholders of the Healthcare Fund for the fiscal period ended December 31, 2009 (previously filed on EDGAR, Accession No: 0000950123-09-040042 ); and

(6)	Annual Report to Shareholders of Growth Opportunities Fund for the fiscal year ended June 30, 2010 (previously filed on EDGAR, Accession No: 0000950123-10-081689); and

(7)	Semi-Annual Report to Shareholders of the Growth Opportunities Fund for the fiscal period ended December 31, 2009 (previously filed on EDGAR, Accession No: 0000950123-10-021614).

Part B

3

PRO FORMA FINANCIAL STATEMENTS

Shown below are unaudited pro forma financial statements for the combined Growth Opportunities Fund, assuming that each of the Reorganizations of the Energy Fund and the Healthcare Fund had been consummated separately, and that both Reorganizations of each the Energy Fund and the Healthcare Fund had been consummated together, as more fully described in the Proxy Statement/Prospectus dated _______, 2010, as of [September 30, 2010]. We have estimated these pro forma numbers in good faith, based on information contained in the Annual Reports and Semi-Annual Reports for the previous fiscal year for each class of shares for each Fund.

The first table presents a pro forma Schedule of Investments for the combined Growth Opportunities Fund. The second table presents a pro forma Statement of Assets and Liabilities for the combined Growth Opportunities Fund. The third table presents a pro forma Statement of Operations for the combined Growth Opportunities Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

1.           Combined Pro Forma: Growth Opportunities Fund – Merged only with Energy Fund
Pro Forma Combining of Schedule of Investments
Pro Forma Combining Statement of Assets and Liabilities
Pro Forma Combining Statement of Operations
Notes to Pro-Forma Financial Statements

2.           Combined Pro Forma: Growth Opportunities Fund – Merged only with Healthcare Fund
Pro Forma Combining of Schedule of Investments
Pro Forma Combining Statement of Assets and Liabilities
Pro Forma Combining Statement of Operations
Notes to Pro-Forma Financial Statements

3.           Combined Pro Forma: Growth Opportunities Fund – Merged with Energy Fund and Healthcare Fund
Pro Forma Combining of Schedule of Investments
Pro Forma Combining Statement of Assets and Liabilities
Pro Forma Combining Statement of Operations
Notes to Pro-Forma Financial Statements

Part B

4

Munder Series Trust
Munder Growth Opportunities Fund

Pro Forma Combining Financial Statements
(Combining Munder Energy Fund & Munder Growth Opportunities Fund)

June 30, 2010

(Unaudited)

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Energy	Opportunities	Combined		Energy	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
			COMMON STOCKS - 98.8%

			Consumer Discretionary — 10.4%
3,500	-	3,500	Auto Parts & Equipment — 0.0%#	$90,825	$-	$90,825

			Hotels, Restaurants & Leisure — 2.4%
-	182,400	182,400	Ctrip.com International Ltd, ADR †	-	6,850,944	6,850,944
-	66,000	66,000	Home Inns & Hotels Management Inc, ADR †	-	2,576,640	2,576,640
				-	9,427,584	9,427,584
			Internet & Catalog Retail — 7.8%
-	83,100	83,100	Amazon.com Inc †	-	9,079,506	9,079,506
-	318,045	318,045	Expedia Inc	-	5,972,885	5,972,885
-	14,622	14,622	Netflix Inc †	-	1,588,680	1,588,680
-	92,806	92,806	PetMed Express Inc	-	1,651,947	1,651,947
-	48,666	48,666	priceline.com Inc †	-	8,591,496	8,591,496
-	130,850	130,850	Shutterfly Inc †	-	3,135,166	3,135,166
				-	30,019,680	30,019,680
			Media — 0.2%
-	175,000	175,000	interCLICK Inc †	-	644,000	644,000

			Total Consumer Discretionary	90,825	40,091,264	40,182,089

			Energy — 11.7%
			Coal & Consumable Fuels — 0.5%
5,800	-	5,800	Alpha Natural Resources Inc †	196,446	-	196,446
4,200	-	4,200	Arch Coal Inc	83,202	-	83,202
47,600	-	47,600	Cloud Peak Energy Inc †	631,176	-	631,176
25,400	-	25,400	International Coal Group Inc †	97,790	-	97,790
11,900	-	11,900	Patriot Coal Corp †	139,825	-	139,825
16,900	-	16,900	Peabody Energy Corp	661,297	-	661,297
800	-	800	Yanzhou Coal Mining Co Ltd, ADR	15,320	-	15,320
				1,825,056	-	1,825,056
			Energy Equipment & Services — 0.9%
-	101,000	101,000	National Oilwell Varco Inc	-	3,340,070	3,340,070

			Integrated Oil & Gas — 3.8%
5,100	-	5,100	BP PLC, ADR	147,288	-	147,288
35,225	-	35,225	Chevron Corp	2,390,369	-	2,390,369
50,644	-	50,644	ConocoPhillips	2,486,114	-	2,486,114
6,100	-	6,100	ENI SpA, ADR	222,955	-	222,955
58,283	-	58,283	Exxon Mobil Corp	3,326,211	-	3,326,211
23,700	-	23,700	Hess Corp	1,193,058	-	1,193,058
3,200	-	3,200	Lukoil OAO, ADR	164,800	-	164,800
44,700	-	44,700	Marathon Oil Corp	1,389,723	-	1,389,723
19,400	-	19,400	Murphy Oil Corp	961,270	-	961,270
31,800	-	31,800	Occidental Petroleum Corp	2,453,370	-	2,453,370
7,279	-	7,279	Provident Energy Trust	49,846	-	49,846
				14,785,004	-	14,785,004
			Oil, Gas & Consumable Fuels — 0.7%
-	320,000	320,000	China Integrated Energy Inc †	-	2,656,000	2,656,000

See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Energy	Opportunities	Combined		Energy	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
			Oil & Gas Drilling — 0.2%
2,500	-	2,500	Helmerich & Payne Inc	91,300	-	91,300
11,900	-	11,900	Nabors Industries Ltd †	209,678	-	209,678
6,700	-	6,700	Noble Corp	207,097	-	207,097
16,000	-	16,000	Parker Drilling Co †	63,200	-	63,200
15,700	-	15,700	Pioneer Drilling Co †	89,019	-	89,019
1,700	-	1,700	Rowan Cos Inc †	37,298	-	37,298
14,886	-	14,886	Seahawk Drilling Inc †	144,692	-	144,692
1,267	-	1,267	Transocean Ltd †	58,700	-	58,700
				900,984	-	900,984
			Oil & Gas Equipment & Services — 2.6%
11,600	-	11,600	Acergy SA, ADR	171,564	-	171,564
18,650	-	18,650	Baker Hughes Inc	775,280	-	775,280
171,000	-	171,000	Boots & Coots Inc †	504,450	-	504,450
4,200	-	4,200	Bristow Group Inc †	123,480	-	123,480
20,300	-	20,300	Cal Dive International Inc †	118,755	-	118,755
26,800	-	26,800	Cameron International Corp †	871,536	-	871,536
1,900	-	1,900	Dawson Geophysical Co †	40,413	-	40,413
4,000	-	4,000	FMC Technologies Inc †	210,640	-	210,640
25,100	-	25,100	Geokinetics Inc †	96,133	-	96,133
4,300	-	4,300	Gulf Island Fabrication Inc	66,736	-	66,736
60,800	-	60,800	Halliburton Co	1,492,640	-	1,492,640
15,600	-	15,600	Matrix Service Co †	145,236	-	145,236
43,000	-	43,000	National Oilwell Varco Inc	1,422,010	-	1,422,010
6,400	-	6,400	Newpark Resources Inc †	38,720	-	38,720
17,000	-	17,000	Oil States International Inc †	672,860	-	672,860
3,800	-	3,800	Petroleum Geo-Services ASA, ADR †	32,186	-	32,186
5,400	-	5,400	PHI Inc †	76,086	-	76,086
37,500	-	37,500	Schlumberger Ltd	2,075,250	-	2,075,250
14,100	-	14,100	Smith International Inc	530,865	-	530,865
24,000	-	24,000	Tesco Corp †	294,720	-	294,720
11,500	-	11,500	Tetra Technologies Inc †	104,420	-	104,420
4,200	-	4,200	Total Energy Services Inc	32,510	-	32,510
34,600	-	34,600	Willbros Group Inc †	256,040	-	256,040
				10,152,530	-	10,152,530
			Oil & Gas Exploration & Production — 2.2%
31,000	-	31,000	Anadarko Petroleum Corp	1,118,790	-	1,118,790
21,836	-	21,836	Apache Corp	1,838,373	-	1,838,373
5,700	-	5,700	Bill Barrett Corp †	175,389	-	175,389
248,200	-	248,200	BMB Munai Inc †	158,848	-	158,848
1,800	-	1,800	Calvalley Petroleums Inc, Class A †	5,766	-	5,766
22,400	-	22,400	Chesapeake Energy Corp	469,280	-	469,280
17,900	-	17,900	China North East Petroleum Holdings Ltd †,(b),(e)	96,886	-	96,886
6,500	-	6,500	Comstock Resources Inc †	180,180	-	180,180
33,048	-	33,048	Denbury Resources Inc †	483,823	-	483,823
22,800	-	22,800	Devon Energy Corp	1,388,976	-	1,388,976
55,900	-	55,900	Endeavour International Corp †	59,254	-	59,254
9,133	-	9,133	Equal Energy Ltd †	53,019	-	53,019
8,600	-	8,600	EOG Resources Inc	845,982	-	845,982
9,000	-	9,000	Freehold Royalty Trust	133,916	-	133,916
28,800	-	28,800	Galleon Energy Inc, Class A †	116,601	-	116,601

See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Energy	Opportunities	Combined		Energy	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
5,400	-	5,400	Gran Tierra Energy Inc †	26,784	-	26,784
10,341	-	10,341	NAL Oil & Gas Trust	102,968	-	102,968
4,300	-	4,300	Noble Energy Inc	259,419	-	259,419
5,900	-	5,900	NuVista Energy Ltd	56,309	-	56,309
39,800	-	39,800	Pan Orient Energy Corp †	192,541	-	192,541
3,956	-	3,956	Pengrowth Energy Trust	36,158	-	36,158
39,200	-	39,200	ProspEx Resources Ltd †	54,866	-	54,866
2,900	-	2,900	Whiting Petroleum Corp †	227,418	-	227,418
19,383	-	19,383	Zargon Energy Trust	331,016	-	331,016
				8,412,562	-	8,412,562
			Oil & Gas Refining & Marketing — 0.4%
80,300	-	80,300	China Integrated Energy Inc †	666,490	-	666,490
17,700	-	17,700	CVR Energy Inc †	133,104	-	133,104
23,200	-	23,200	Green Plains Renewable Energy Inc †	237,104	-	237,104
8,449	-	8,449	Keyera Facilities Income Fund	212,862	-	212,862
18,800	-	18,800	World Fuel Services Corp	487,672	-	487,672
				1,737,232	-	1,737,232
			Oil & Gas Storage & Transportation — 0.4%
49,500	-	49,500	Crosstex Energy Inc †	317,295	-	317,295
2,900	-	2,900	Overseas Shipholding Group Inc	107,416	-	107,416
300	-	300	Spectra Energy Corp	6,021	-	6,021
2,500	-	2,500	Teekay Tankers Ltd, Class A	27,825	-	27,825
14,800	-	14,800	Tsakos Energy Navigation Ltd	209,716	-	209,716
40,100	-	40,100	Williams Cos Inc/The	733,028	-	733,028
				1,401,301	-	1,401,301

			Total Energy	39,214,669	5,996,070	45,210,739

			Financials — 2.6%
			Capital Markets — 1.1%
-	276,700	276,700	TD Ameritrade Holding Corp †	-	4,233,510	4,233,510

			Real Estate Investment Trusts (REITs) — 1.4%
-	91,500	91,500	Digital Realty Trust Inc	-	5,277,720	5,277,720

			Real Estate Management & Development — 0.1%
-	222,426	222,426	ZipRealty Inc †	-	580,532	580,532

			Total Financials	-	10,091,762	10,091,762

			Health Care — 10.0%
			Health Care Equipment & Supplies — 1.1%
-	13,600	13,600	Intuitive Surgical Inc †	-	4,292,432	4,292,432

			Health Care Providers & Services — 0.5%
-	290,609	290,609	Health Grades Inc †	-	1,743,654	1,743,654

			Health Care Technology — 0.5%
-	75,000	75,000	athenahealth Inc †	-	1,959,750	1,959,750

			Life Sciences Tools & Services — 3.6%
See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Energy	Opportunities	Combined		Energy	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
-	87,000	87,000	Illumina Inc †	-	3,787,110	3,787,110
-	105,000	105,000	Life Technologies Corp †	-	4,961,250	4,961,250
-	107,500	107,500	Thermo Fisher Scientific Inc †	-	5,272,875	5,272,875
				-	14,021,235	14,021,235
			Pharmaceuticals — 4.3%
-	135,000	135,000	Abbott Laboratories	-	6,315,300	6,315,300
-	201,500	201,500	Teva Pharmaceutical Industries Ltd, ADR	-	10,475,985	10,475,985
				-	16,791,285	16,791,285

			Total Health Care	-	38,808,356	38,808,356

			Industrials — 5.8%
			Commercial Services & Supplies — 0.1%
-	845,570	845,570	Intermap Technologies Corp †	-	548,066	548,066

			Construction & Engineering — 1.3%
-	248,000	248,000	Quanta Services Inc †	-	5,121,200	5,121,200

			Electrical Components & Equipment — 1.1%
93,800	-	93,800	China BAK Battery Inc †	163,212	-	163,212
-	147,000	147,000	General Cable Corp †	-	3,917,550	3,917,550
				163,212	3,917,550	4,080,762
			Professional Services — 3.3%
-	329,454	329,454	51job Inc, ADR †	-	6,855,938	6,855,938
-	97,000	97,000	FTI Consulting Inc †	-	4,228,230	4,228,230
-	280,000	280,000	Seek Ltd	-	1,652,187	1,652,187
				-	12,736,355	12,736,355

			Total Industrials	163,212	22,323,171	22,486,383

			Information Technology — 53.4%
			Communications Equipment — 4.2%
-	402,020	402,020	Cisco Systems Inc †	-	8,567,046	8,567,046
-	79,000	79,000	DG FastChannel Inc †	-	2,573,820	2,573,820
-	153,590	153,590	QUALCOMM Inc	-	5,043,896	5,043,896
				-	16,184,762	16,184,762
			Computers & Peripherals — 6.6%
-	74,780	74,780	Apple Inc †	-	18,809,414	18,809,414
-	94,700	94,700	EMC Corp/Massachusetts †	-	1,733,010	1,733,010
-	78,690	78,690	Hewlett-Packard Co	-	3,405,703	3,405,703
-	45,820	45,820	NetApp Inc †	-	1,709,544	1,709,544
				-	25,657,671	25,657,671
			Information Technology Services — 0.8%
-	118,250	118,250	Amdocs Ltd †	-	3,175,012	3,175,012
		-
			Internet Software & Services — 29.5%
-	111,300	111,300	Akamai Technologies Inc †	-	4,515,441	4,515,441
-	181,000	181,000	Baidu Inc/China, ADR †	-	12,322,480	12,322,480
-	210,000	210,000	Earthlink Inc	-	1,671,600	1,671,600
-	262,161	262,161	eBay Inc †	-	5,140,977	5,140,977
-	24,788	24,788	Google Inc, Class A †	-	11,029,421	11,029,421

See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Energy	Opportunities	Combined		Energy	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
-	90,200	90,200	GSI Commerce Inc †	-	2,597,760	2,597,760
-	175,000	175,000	Internet Brands Inc, Class A †	-	1,807,750	1,807,750
-	151,028	151,028	LoopNet Inc †	-	1,862,175	1,862,175
-	5,786	5,786	Mainstream Data Inc †, (c), (e), (f), (g)	-	-	-
-	687,920	687,920	Monster Worldwide Inc †	-	8,014,268	8,014,268
-	5,715,750	5,715,750	Move Inc †	-	11,717,287	11,717,287
-	144,700	144,700	Netease.com, ADR †	-	4,588,437	4,588,437
-	293,100	293,100	NIC Inc	-	1,878,771	1,878,771
-	144,500	144,500	Sina Corp/China †	-	5,095,070	5,095,070
-	238,950	238,950	Sohu.com Inc †	-	9,818,455	9,818,455
-	632,371	632,371	TechTarget Inc †	-	3,402,156	3,402,156
-	88,800	88,800	Tencent Holdings Ltd	-	1,488,192	1,488,192
-	1,758,740	1,758,740	TheStreet.com Inc (d)	-	5,065,171	5,065,171
-	130,200	130,200	VeriSign Inc †	-	3,456,810	3,456,810
-	56,950	56,950	WebMD Health Corp †	-	2,644,189	2,644,189
-	1,181,120	1,181,120	Yahoo! Inc †	-	16,334,890	16,334,890
				-	114,451,300	114,451,300
			Semiconductors & Semiconductor Equipment — 3.1%
-	260,000	260,000	Applied Materials Inc	-	3,125,200	3,125,200
-	147,200	147,200	ARM Holdings PLC, ADR	-	1,825,280	1,825,280
-	221,030	221,030	Intel Corp	-	4,299,033	4,299,033
-	110,000	110,000	Texas Instruments Inc	-	2,560,800	2,560,800
4,900		4,900	Trina Solar Ltd, ADR †	84,672		84,672
				84,672	11,810,313	11,894,985
			Software — 9.2%
-	88,670	88,670	Adobe Systems Inc †	-	2,343,548	2,343,548
-	162,890	162,890	BMC Software Inc †	-	5,640,881	5,640,881
-	148,780	148,780	Check Point Software Technologies Ltd †	-	4,386,034	4,386,034
-	508,140	508,140	Microsoft Corp	-	11,692,301	11,692,301
-	162,775	162,775	Oracle Corp	-	3,493,152	3,493,152
-	60,040	60,040	Red Hat Inc †	-	1,737,558	1,737,558
-	299,670	299,670	Synopsys Inc †	-	6,254,113	6,254,113
				-	35,547,587	35,547,587

			Total Information Technology	84,672	206,826,645	206,911,317

			Materials — 0.0%#
			Specialty Chemicals — 0.0%#
3,200	-	3,200	OM Group Inc †	76,352	-	76,352

			Telecommunication Services — 1.9%
			Diversified Telecommunication Services — 1.9%
-	1,380,000	1,380,000	Qwest Communications International Inc	-	7,245,000	7,245,000

			Utilities — 3.0%
			Electric Utilities — 1.9%
3,300	-	3,300	IDACORP Inc	109,791	-	109,791
-	135,000	135,000	ITC Holdings Corp	-	7,142,850	7,142,850
				109,791	7,142,850	7,252,641
			Independent Power Producers & Energy Traders — 1.1%
58,000	285,000	343,000	Calpine Corp †	737,760	3,625,200	4,362,960

See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Energy	Opportunities	Combined		Energy	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)

			Total Utilities	847,551	10,768,050	11,615,601

			TOTAL COMMON STOCKS	40,477,281	342,150,318	382,627,599
			(Cost $31,745,524 and $407,543,515, respectively)

			TRUST/PARTNERSHIP INTERESTS — 1.1%
			Energy — 1.1%
			Integrated Oil & Gas — 0.0%#
7,400	-	7,400	Targa Resources Partners LP	189,736	-	189,736

			Oil & Gas Exploration & Production — 0.3%
15,600	-	15,600	BreitBurn Energy Partners LP	232,752	-	232,752
6,000	-	6,000	Encore Energy Partners LP	102,840	-	102,840
17,900	-	17,900	EV Energy Partner LP	558,480	-	558,480
10,200	-	10,200	Pioneer Southwest Energy Partners LP	252,450	-	252,450
				1,146,522	-	1,146,522
			Oil & Gas Refining & Marketing — 0.1%
11,200	-	11,200	Calumet Specialty Products Partners LP	198,016	-	198,016
2,300	-	2,300	Crosstex Energy LP †	24,242	-	24,242
1,900	-	1,900	NuStar Energy LP	109,041	-	109,041
				331,299	-	331,299
			Oil & Gas Storage & Transportation — 0.7%
29,000	-	29,000	Atlas Pipeline Partners LP †	280,140	-	280,140
3,850	-	3,850	DCP Midstream Partners LP	122,969	-	122,969
5,400	-	5,400	Enbridge Energy Partners LP	283,068	-	283,068
5,300	-	5,300	Genesis Energy LP	101,548	-	101,548
11,400	-	11,400	Global Partners LP/MA	256,386	-	256,386
8,600	-	8,600	MarkWest Energy Partners LP	281,392	-	281,392
4,800	-	4,800	Martin Midstream Partners LP	148,800	-	148,800
2,600	-	2,600	Plains All American Pipeline LP	152,620	-	152,620
10,100	-	10,100	Regency Energy Partners LP	244,016	-	244,016
6,400	-	6,400	Sunoco Logistics Partners LP	460,800	-	460,800
8,100	-	8,100	Williams Partners LP	353,322	-	353,322
				2,685,061	-	2,685,061

			TOTAL TRUST/PARTNERSHIP INTERESTS	4,352,618	-	4,352,618
			(Cost $3,593,557 and $0, respectively)

			INVESTMENT COMPANY SECURITY — 0.7%
1,800	-	1,800	Energy Select Sector SPDR Fund	89,424	-	89,424
-	2,541,901	2,541,901	State Street Institutional Liquid Reserves Fund	-	2,541,901	2,541,901
1,240	-	1,240	Vanguard Energy ETF	90,322	-	90,322
			TOTAL INVESTMENT COMPANY SECURITIES	179,746	2,541,901	2,721,647
			(Cost $207,912 and $2,541,901, respectively)

			TOTAL INVESTMENTS - 100.6%	45,009,645	344,692,219	389,701,864
			(Cost $35,546,993 and $410,085,416, repectively)

			OTHER ASSETS AND LIABILITIES (Net) - (0.6)%	(11,175)	(2,487,096)	(2,498,271)

			NET ASSETS - 100.0%	$44,998,470	342,205,123	$387,203,593

See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

†	Non-income producing security.
#	Amount represents less than 0.05% of net assets.
(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(b)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(c)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(d)	Affiliated company security.
(e)
Security valued at fair value as of June 30, 2010 in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At June 30, 2010, these securities represent $96,886, 0.03% of net assets.

(f)
Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(g)
Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

Security	Acquisition Date	Cost

Mainstream Data Services Inc	08/29/00	$213,440

ABBREVIATION:

ADR - American Depositary Receipt

See Notes to Pro Forma Financial Statements.

At June 30, 2010, the country diversification (based on the country in which the company's headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

				Pro
		Munder	Pro	Forma
	Munder	Growth	Forma	Combined
	Energy	Opportunities	Combined	(Note 1)
	Fund	Fund	(Note 1)	% of
	Value	Value	Value	Net Assets
COMMON STOCK:
United States	$36,237,047	$267,835,597	$304,072,644	78.5%
China	929,694	52,252,156	53,181,850	13.7%
Israel	-	14,862,019	14,862,019	3.8%
Guernsey	-	3,175,013	3,175,013	0.8%
Canada	1,699,883	548,066	2,247,949	0.6%
United Kingdom	318,852	1,825,280	2,144,132	0.6%
Australia	-	1,652,187	1,652,187	0.4%
Switzerland	265,797	-	265,797	0.1%
Italy	222,955	-	222,955	0.1%
Greece	209,716	-	209,716	0.1%
Bermuda	209,678	-	209,678	0.1%
Russian Federation	164,800	-	164,800	0.0%	#
Kazakhstan	158,848	-	158,848	0.0%	#
Norway	32,186	-	32,186	0.0%	#
Bahamas	27,825	-	27,825	0.0%	#
TOTAL COMMON STOCK	40,477,281	342,150,318	382,627,599	98.8%
TRUST/PARTNERSHIP INTERESTS	4,352,618	-	4,352,618	1.1%
INVESTMENT COMPANY SECURITY	179,746	2,541,901	2,721,647	0.7%
TOTAL INVESTMENTS	45,009,645	344,692,219	389,701,864	100.6%
OTHER ASSETS AND LIABILITIES (Net)	(11,175)	(2,487,096)	(2,498,271)	(0.6)%
NET ASSETS	$44,998,470	$342,205,123	$387,203,593	100.0%
#	Amount represents less than 0.05% of net assets.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

	Munder	Munder			Pro Forma
	Energy	Growth Opportunities			Combined
	Fund	Fund	Adjustments		(Note 1)
ASSETS:
Investments, at value (see accompanying schedules)
Securities of unaffiliated companies (a)	$45,009,645	$339,627,048	$-		$384,636,693
Securities of affiliated company (b)	-	5,065,171	-		5,065,171
Total Investments	45,009,645	344,692,219	-		389,701,864
Foreign currency, at value	61,290	-	-		61,290
Dividends receivable	57,817	9,834	-		67,651
Receivable for investment securities sold	93,830	12,638,301	-		12,732,131
Receivable for Fund shares sold	39,303	42,087			81,390
Prepaid expenses and other assets	45,090	64,812	-		109,902
Total Assets	45,306,975	357,447,253	-		402,754,228

LIABILITIES:
Due to custodian	34,320	-	-		34,320
Payable for investment securities purchased	-	13,443,176	-		13,443,176
Payable for Fund shares redeemed	77,357	637,474	-		714,831
Transfer agency/record keeping fees payable	29,210	485,014	-		514,224
Trustees' fees and expenses payable	101,349	341,055	-		442,404
Distribution and shareholder servicing fees payable - Class A, B, C and R Shares, as applicable	18,666	118,545	-		137,211
Administration fees payable	6,711	38,935	-		45,646
Custody fees payable	2,081	8,300	-		10,381
Investment advisory fees payable	931	9,469	-		10,400
Accrued expenses and other payables	37,880	160,162	-		198,042
Total Liabilities	308,505	15,242,130	-		15,550,635
NET ASSETS	$44,998,470	$342,205,123	$-		$387,203,593
Investments, at cost	$35,546,993	$410,085,416	$-		$445,632,409
Foreign currency, at cost	$61,421	$-	$-		$61,421

NET ASSETS CONSIST OF:
Accumulated net investment loss	$(76,221)	$(158,696)	$-		$(234,917)
Accumulated net realized loss on investments sold	(1,175,470)	(1,367,562,050)	-		(1,368,737,520)
Net unrealized appreciation/(depreciation) of investments	9,462,312	(65,393,012)	-		(55,930,700)
Paid-in capital	36,787,849	1,775,318,881	-		1,812,106,730
TOTAL NET ASSETS:	$44,998,470	$342,205,123	$-		$387,203,593

Class Y:
Net assets	$1,083,230	$10,751,528	$-		$11,834,758
Shares outstanding	71,261	477,185	(23,182)	(c)	525,264
Net asset value per share	$15.20	$22.53	$-		$22.53

Class A:
Net assets	$30,249,534	$262,009,645	$-		$292,259,179
Shares outstanding	2,036,124	12,010,547	(649,167)	(c)	13,397,504
Net asset value and redemption price per share	$14.86	$21.81	$-		$21.81
Maximum offering price per share	$15.72	$23.08	$-		$23.08

Class B:
Net assets	$3,752,976	$14,693,616	$-		$18,446,592
Shares outstanding	271,152	736,933	(82,939)	(c)	925,146
Net asset value per share	$13.84	$19.94	$-		$19.94

Class C:
Net assets	$9,912,730	$54,588,323	$-		$64,501,053
Shares outstanding	715,799	2,736,546	(218,920)	(c)	3,233,425
Net asset value per share	$13.85	$19.95	$-		$19.95

Class R:
Net assets	N/A	$162,011	$-		$162,011
Shares outstanding	N/A	7,541	-		7,541
Net asset value per share	N/A	$21.48	$-		$21.48

(a)	Cost of securities of unaffiliated companies for Munder Energy Fund, Munder Growth Opportunities Fund and Pro Forma Combined is $35,546,993, $401,534,940 and $437,081,933, respectively.

(b)	Cost of securities of affiliated company for Munder Energy Fund, Munder Growth Opportunities Fund and Pro Forma Combined is $0, $8,550,476 and $8,550,476, respectively.

(c)	Adjustment to reflect the issuance of Munder Growth Opportunities Fund shares in exchange for shares of Munder Healthcare Fund and Munder Energy Fund in connection with the proposed reorganization.

See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Statement of Operations
For the Year Ended June 30, 2010
(Unaudited)

	Munder	Munder			Pro Forma
	Energy	Growth Opportunities			Combined
	Fund	Fund	Adjustments		(Note 1)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$1,172,654	$1,417,049	$-		$2,589,703
Dividends on securities of affiliated company	-	141,908	-		141,908
Other Income	6,016	162,907	-		168,923
Total Investment Income	1,178,670	1,721,864	-		2,900,534

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	90,458	643,407	-		733,865
Class B Shares	53,510	155,315	-		208,825
Class C Shares	116,163	509,281	-		625,444
Class R Shares	-	396	-		396
Transfer agency/record keeping fees	171,753	2,439,863	(30,989)	(b)	2,580,627
Investment advisory fees	406,688	3,371,641	(451,521)	(c)	3,326,808
Printing and mailing fees	43,599	223,966	(36,360)	(b)	231,205
Administration fees	90,965	443,651	(34,571)	(d)	500,045
Registration and filing fees	53,257	52,483	(53,257)	(b)	52,483
Legal and audit fees	30,664	29,536	(30,339)	(b)	29,861
Trustees' fees and expenses	61,034	77,105	(60,729)	(e)	77,410
Custody fees	32,919	73,235	(27,496)	(b)	78,658
Other	21,182	38,178	-		59,360
Total Expenses	1,172,192	8,058,057	(725,262)		8,504,987
NET INVESTMENT INCOME/(LOSS)	6,478	(6,336,193)	725,262		(5,604,453)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	7,148,312	30,318,736	-		37,467,048
Foreign currency-related transactions	(9,106)	(58,110)	-		(67,216)
Litigation proceeds	-	15,072,130	-		15,072,130
Net change in unrealized appreciation/(depreciation) of:
Securities	(2,560,242)	22,288,051	-		19,727,809
Foreign currency-related transactions	(272)	(263)	-		(535)
Net realized and unrealized loss on investments	4,578,692	67,620,544	-		72,199,236
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$4,585,170	$61,284,351	$725,262		$66,594,783

(a)	Dividends for Munder Energy Fund and Munder Growth Opportunities Fund are net of foreign withholding taxes of $25,176 and $1,299, respectively.

(b)	Reductions reflect elimination of duplicate charges when the two funds become one.

(c)	Reduction reflects the impact of the revised advisory fee contract effective October 31, 2010, which results in an effective advisory fee rate of 0.85% based on average net assets.

(d)	Reduction reflects the lower effective admininistration fee rate due to combining the assets of both funds.

(e)	Reduction includes the effect of the Trustees' fees and expenses being allocated to the remaining 14 funds after the merger.

See Notes to Pro Forma Financial Statements.

Munder Energy Fund / Munder Growth Opportunities Fund
Notes to Pro Forma Financial Statements
June 30, 2010
(Unaudited)

1.  Basis of Combination

At a meeting held on August 17, 2010, the Board of Trustees of Munder Series Trust (“MST”) approved the merger of the Munder Energy Fund (“Energy Fund”) with and into the Munder Growth Opportunities Fund (“Growth Opportunities Fund”), a separate series of MST,  subject to approval of shareholders of the Energy Fund. The Energy Fund will transfer all of its assets, subject to its liabilities, to the Growth Opportunities Fund, in exchange for a number of shares of the Growth Opportunities Fund equal in value to the assets less liabilities of the Energy Fund (the “Exchange”). The Growth Opportunities Fund shares will then be distributed to the Energy Fund’s shareholders on a pro-rata basis in liquidation of the Energy Fund. The Energy Fund shareholders will receive shares of the corresponding class of the Growth Opportunities Fund in the Exchange.

The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of Energy Fund and Growth Opportunities Fund on June 30, 2010. The unaudited pro forma statement of operations reflects the results of operations of Energy Fund and Growth Opportunities Fund for the year ended June 30, 2010. These statements have been derived from Energy Fund’s and Growth Opportunities Fund’s respective books and records utilized in calculating daily net asset value at the dates indicated above in accordance with U.S. generally accepted accounting principles. For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Growth Opportunities Fund for pre-combination periods will not be restated. The fiscal year end is June 30 for both funds.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of Energy Fund and Growth Opportunities Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on June 30, 2010. The pro forma financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the Exchange, the Growth Opportunities Fund will be the accounting survivor.

2.  Portfolio Valuation

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Munder Energy Fund
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Energy Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Energy Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Energy Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$44,912,759
Level 2 —Other Significant Observable Inputs	96,886	*
Level 3 —Significant Unobservable Inputs	—
Total	$45,009,645

*
Security value transferred from Level 1 to Level 2 during the period ended June 30, 2010 as the lack of a readily available quoted price caused the security to be fair valued using other significant observable inputs on June 30, 2010.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Energy Fund’s investments by sector and industry.

Munder Growth Opportunities Fund
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Growth Opportunities Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including Growth Opportunities Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Growth Opportunities Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$344,692,219
Level 2 —Other Significant Observable Inputs	—
Level 3 —Significant Unobservable Inputs	—	*
Total	$344,692,219

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock and
	Preferred Stock –
	Information
	Technology
Balance as of 6/30/2009	$—	*
Transfer in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999
Balance as of 6/30/2010	$—	*
Net change in unrealized appreciation/(depreciation) from investments
still held at the end of the period	$—

* Level 3 valuation inputs were used to value certain securities held by Growth Opportunities Fund at zero.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Growth Opportunities Fund’s investments by sector and industry.

Munder Energy Fund / Munder Growth Opportunities Fund Pro Forma Combined (“Combined Fund”)
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Combined Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Combined Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Combined Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$389,604,978
Level 2 —Other Significant Observable Inputs	96,886	*
Level 3 —Significant Unobservable Inputs	—	**
Total	$389,701,864

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock and
	Preferred Stock –
	Information
	Technology
Balance as of 6/30/2009	$—	**
Transfer in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999
Balance as of 6/30/2010	$—	**
Net change in unrealized appreciation/(depreciation) from investments
still held at the end of the period	$—

*
Security value transferred from Level 1 to Level 2 during the period ended June 30, 2010 as the lack of a readily available quoted price caused the security to be fair valued using other significant observable inputs on June 30, 2010.

**	Level 3 valuation inputs were used to value certain securities held by Combined Fund at zero.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Combined Fund’s investments by sector and industry.

3.  Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Growth Opportunities Fund which would have been issued at June 30, 2010 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of each class of shares of the Energy Fund as of June 30, 2010 divided by the net asset value per share of the corresponding class of shares of the Growth Opportunities Fund as of June 30, 2010. The pro forma total number of shares outstanding of 18,088,880 consists of 2,120,128 additional shares assumed issued in the reorganization plus 15,968,752 shares of Growth Opportunities Fund outstanding at June 30, 2010.

4.  Pro Forma Operating Expenses

The accompanying pro forma statement of operations reflects changes in fund expenses as if the Exchange had taken place on July 1, 2009. Munder Capital Management, the advisor to both funds, will bear the expenses of the Exchange.

5.  Federal Income Taxes

Each fund has qualified as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code. After the Exchange, the Growth Opportunities Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. Neither fund incurred any such interest or penalties during the year ended June 30, 2010. The tax cost of investments will remain unchanged for the Combined Fund.

The Funds are not subject to examination by U.S. federal or state tax authorities for tax years before 2007.

6.  Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which Combined Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of Combined Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of Combined Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the year ended June 30, 2010, Combined Fund did not utilize the revolving line of credit. For the year ended June 30, 2010, total commitment fees for Energy Fund and Growth Opportunities Fund were $798 and $4,585, respectively.

Munder Series Trust
Munder Growth Opportunities Fund

Pro Forma Combining Financial Statements
(Combining Munder Healthcare Fund & Munder Growth Opportunities Fund)

June 30, 2010

(Unaudited)

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Healthcare	Opportunities	Combined		Healthcare	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
			COMMON STOCKS - 100.0%

			Consumer Discretionary — 10.3%
			Hotels, Restaurants & Leisure — 2.4%
-	182,400	182,400	Ctrip.com International Ltd, ADR †	$-	$6,850,944	$6,850,944
-	66,000	66,000	Home Inns & Hotels Management Inc, ADR †	-	2,576,640	2,576,640
				-	9,427,584	9,427,584
			Internet & Catalog Retail — 7.7%
-	83,100	83,100	Amazon.com Inc †	-	9,079,506	9,079,506
-	318,045	318,045	Expedia Inc	-	5,972,885	5,972,885
-	14,622	14,622	Netflix Inc †	-	1,588,680	1,588,680
-	92,806	92,806	PetMed Express Inc	-	1,651,947	1,651,947
-	48,666	48,666	priceline.com Inc †	-	8,591,496	8,591,496
-	130,850	130,850	Shutterfly Inc †	-	3,135,166	3,135,166
				-	30,019,680	30,019,680
			Media — 0.2%
-	175,000	175,000	interCLICK Inc †	-	644,000	644,000

			Total Consumer Discretionary	-	40,091,264	40,091,264

			Energy — 1.5%
			Energy Equipment & Services — 0.8%
-	101,000	101,000	National Oilwell Varco Inc	-	3,340,070	3,340,070

			Oil, Gas & Consumable Fuels — 0.7%
-	320,000	320,000	China Integrated Energy Inc †	-	2,656,000	2,656,000

			Total Energy	-	5,996,070	5,996,070

			Financials — 2.6%
			Capital Markets — 1.1%
-	276,700	276,700	TD Ameritrade Holding Corp †	-	4,233,510	4,233,510

			Real Estate Investment Trusts (REITs) — 1.4%
-	91,500	91,500	Digital Realty Trust Inc	-	5,277,720	5,277,720

			Real Estate Management & Development — 0.1%
-	222,426	222,426	ZipRealty Inc †	-	580,532	580,532

			Total Financials	-	10,091,762	10,091,762

			Health Care — 22.1%
			Biotechnology — 1.9%
11,125	-	11,125	Alexion Pharmaceuticals Inc †	569,489	-	569,489
42,935	-	42,935	Amgen Inc †	2,258,381	-	2,258,381
7,420	-	7,420	Biogen Idec Inc †	352,079	-	352,079
29,120	-	29,120	Celgene Corp †	1,479,878	-	1,479,878
6,805	-	6,805	Cephalon Inc †	386,184	-	386,184
5,670	-	5,670	Dendreon Corp †	183,311	-	183,311
11,135	-	11,135	Genzyme Corp †	565,324	-	565,324

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Healthcare	Opportunities	Combined		Healthcare	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
39,380	-	39,380	Gilead Sciences Inc †	1,349,946	-	1,349,946
7,660	-	7,660	Human Genome Sciences Inc †	173,576	-	173,576
8,505	-	8,505	Vertex Pharmaceuticals Inc †	279,814	-	279,814
				7,597,982	-	7,597,982
			Health Care Distributors — 0.6%
25,430	-	25,430	AmerisourceBergen Corp	807,403	-	807,403
6,105	-	6,105	Cardinal Health Inc	205,189	-	205,189
15,465	-	15,465	McKesson Corp	1,038,629	-	1,038,629
9,105	-	9,105	Patterson Cos Inc	259,766	-	259,766
				2,310,987	-	2,310,987
			Health Care Equipment & Supplies — 3.3%
20,875	-	20,875	Baxter International Inc	848,360	-	848,360
5,315	-	5,315	Becton Dickinson and Co	359,400	-	359,400
32,650	-	32,650	Boston Scientific Corp †	189,370	-	189,370
1,065	-	1,065	CareFusion Corp †	24,175	-	24,175
4,360	-	4,360	CR Bard Inc	338,031	-	338,031
4,790	-	4,790	Edwards Lifesciences Corp †	268,336	-	268,336
7,120	-	7,120	Hill-Rom Holdings Inc	216,661	-	216,661
12,000	-	12,000	Hospira Inc †	689,400	-	689,400
8,335	-	8,335	IDEXX Laboratories Inc †	507,601	-	507,601
1,005	13,600	14,605	Intuitive Surgical Inc †	317,198	4,292,432	4,609,630
8,620	-	8,620	Kinetic Concepts Inc †	314,716	-	314,716
41,125	-	41,125	Medtronic Inc	1,491,604	-	1,491,604
5,270	-	5,270	ResMed Inc †	320,469	-	320,469
15,325	-	15,325	Sirona Dental Systems Inc †	533,923	-	533,923
14,530	-	14,530	St Jude Medical Inc †	524,388	-	524,388
16,265	-	16,265	Stryker Corp	814,226	-	814,226
2,320	-	2,320	Thoratec Corp †	99,134	-	99,134
10,060	-	10,060	Varian Medical Systems Inc †	525,937	-	525,937
3,700	-	3,700	Zimmer Holdings Inc †	199,985	-	199,985
				8,582,914	4,292,432	12,875,346
			Health Care Facilities — 0.5%
18,435	-	18,435	Community Health Systems Inc †	623,287	-	623,287
70,695	-	70,695	Health Management Associates Inc, Class A †	549,300	-	549,300
22,745	-	22,745	Healthsouth Corp †	425,559	-	425,559
3,600	-	3,600	LifePoint Hospitals Inc †	113,040	-	113,040
4,865	-	4,865	Universal Health Services Inc, Class B	185,600	-	185,600
				1,896,786	-	1,896,786
			Health Care Providers & Services — 1.8%
5,540	-	5,540	Amedisys Inc †	243,594	-	243,594
14,895	-	14,895	Catalyst Health Solutions Inc †	513,877	-	513,877
2,720	-	2,720	DaVita Inc †	169,837	-	169,837
8,965	-	8,965	Emergency Medical Services Corp, Class A †	439,554	-	439,554
33,365	-	33,365	Express Scripts Inc †	1,568,822	-	1,568,822
-	290,609	290,609	Health Grades Inc †		1,743,654	1,743,654
1,250	-	1,250	HMS Holdings Corp †	67,775	-	67,775
3,145	-	3,145	Laboratory Corp of America Holdings †	236,976	-	236,976
11,832	-	11,832	Lincare Holdings Inc †	384,658	-	384,658
24,910	-	24,910	Medco Health Solutions Inc †	1,372,043	-	1,372,043
2,165	-	2,165	Mednax Inc †	120,396	-	120,396
2,810	-	2,810	Quest Diagnostics Inc/DE	139,854	-	139,854
				5,257,386	1,743,654	7,001,040

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Healthcare	Opportunities	Combined		Healthcare	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
			Health Care Supplies — 0.1%
5,355	-	5,355	Cooper Cos Inc/The	213,075	-	213,075

			Health Care Technology — 0.6%
-	75,000	75,000	athenahealth Inc †		1,959,750	1,959,750
3,135	-	3,135	Cerner Corp †	237,915	-	237,915
2,180	-	2,180	MedAssets Inc †	50,315	-	50,315
				288,230	1,959,750	2,247,980
			Life Sciences Tools & Services — 4.4%
44,405	-	44,405	Bruker Corp †	539,965	-	539,965
2,790	87,000	89,790	Illumina Inc †	121,449	3,787,110	3,908,559
5,105	105,000	110,105	Life Technologies Corp †	241,211	4,961,250	5,202,461
3,710	-	3,710	Mettler-Toledo International Inc †	414,147	-	414,147
23,305	107,500	130,805	Thermo Fisher Scientific Inc †	1,143,110	5,272,875	6,415,985
9,150	-	9,150	Waters Corp †	592,005	-	592,005
				3,051,887	14,021,235	17,073,122
			Managed Health Care — 0.9%
11,915	-	11,915	Aetna Inc	314,318	-	314,318
12,480	-	12,480	CIGNA Corp	387,629	-	387,629
15,060	-	15,060	Humana Inc †	687,790	-	687,790
43,197	-	43,197	UnitedHealth Group Inc	1,226,795	-	1,226,795
15,070	-	15,070	WellPoint Inc †	737,375	-	737,375
				3,353,907	-	3,353,907
			Pharmaceuticals — 8.0%
47,885	135,000	182,885	Abbott Laboratories	2,240,060	6,315,300	8,555,360
9,800	-	9,800	Allergan Inc/United States	570,948	-	570,948
64,570	-	64,570	Bristol-Myers Squibb Co	1,610,376	-	1,610,376
42,535	-	42,535	Eli Lilly & Co	1,424,922	-	1,424,922
5,995	-	5,995	Endo Pharmaceuticals Holdings Inc †	130,811	-	130,811
42,810	-	42,810	Johnson & Johnson	2,528,359	-	2,528,359
69,416	-	69,416	Merck & Co Inc	2,427,478	-	2,427,478
2,860	-	2,860	Mylan Inc/PA †	48,734	-	48,734
129,452	-	129,452	Pfizer Inc	1,845,986	-	1,845,986
4,670	201,500	206,170	Teva Pharmaceutical Industries Ltd, ADR	242,793	10,475,985	10,718,778
3,115	-	3,115	Valeant Pharmaceuticals International †	162,883	-	162,883
16,290	-	16,290	Vivus Inc †	156,383	-	156,383
20,490	-	20,490	Warner Chilcott PLC, Class A †	468,197	-	468,197
15,870	-	15,870	Watson Pharmaceuticals Inc †	643,846	-	643,846
				14,501,776	16,791,285	31,293,061

			Total Health Care	47,054,930	38,808,356	85,863,286

			Industrials — 5.7%
			Commercial Services & Supplies — 0.1%
-	845,570	845,570	Intermap Technologies Corp †	-	548,066	548,066

			Construction & Engineering — 1.3%
-	248,000	248,000	Quanta Services Inc †	-	5,121,200	5,121,200

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Healthcare	Opportunities	Combined		Healthcare	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
			Electrical Equipment — 1.0%
-	147,000	147,000	General Cable Corp †	-	3,917,550	3,917,550

			Professional Services — 3.3%
-	329,454	329,454	51job Inc, ADR †	-	6,855,938	6,855,938
-	97,000	97,000	FTI Consulting Inc †	-	4,228,230	4,228,230
-	280,000	280,000	Seek Ltd	-	1,652,187	1,652,187
				-	12,736,355	12,736,355

			Total Industrials	-	22,323,171	22,323,171

			Information Technology — 53.1%
			Communications Equipment — 4.2%
-	402,020	402,020	Cisco Systems Inc †	-	8,567,046	8,567,046
-	79,000	79,000	DG FastChannel Inc †	-	2,573,820	2,573,820
-	153,590	153,590	QUALCOMM Inc	-	5,043,896	5,043,896
				-	16,184,762	16,184,762
			Computers & Peripherals — 6.6%
-	74,780	74,780	Apple Inc †	-	18,809,414	18,809,414
-	94,700	94,700	EMC Corp/Massachusetts †	-	1,733,010	1,733,010
-	78,690	78,690	Hewlett-Packard Co	-	3,405,703	3,405,703
-	45,820	45,820	NetApp Inc †	-	1,709,544	1,709,544
				-	25,657,671	25,657,671
			Information Technology Services — 0.8%
-	118,250	118,250	Amdocs Ltd †	-	3,175,012	3,175,012
		-
			Internet Software & Services — 29.4%
-	111,300	111,300	Akamai Technologies Inc †	-	4,515,441	4,515,441
-	181,000	181,000	Baidu Inc/China, ADR †	-	12,322,480	12,322,480
-	210,000	210,000	Earthlink Inc	-	1,671,600	1,671,600
-	262,161	262,161	eBay Inc †	-	5,140,977	5,140,977
-	24,788	24,788	Google Inc, Class A †	-	11,029,421	11,029,421
-	90,200	90,200	GSI Commerce Inc †	-	2,597,760	2,597,760
-	175,000	175,000	Internet Brands Inc, Class A †	-	1,807,750	1,807,750
-	151,028	151,028	LoopNet Inc †	-	1,862,175	1,862,175
-	5,786	5,786	Mainstream Data Inc †, (b), (d), (e), (f)	-	-	-
-	687,920	687,920	Monster Worldwide Inc †	-	8,014,268	8,014,268
-	5,715,750	5,715,750	Move Inc †	-	11,717,287	11,717,287
-	144,700	144,700	Netease.com, ADR †	-	4,588,437	4,588,437
-	293,100	293,100	NIC Inc	-	1,878,771	1,878,771
-	144,500	144,500	Sina Corp/China †	-	5,095,070	5,095,070
-	238,950	238,950	Sohu.com Inc †	-	9,818,455	9,818,455
-	632,371	632,371	TechTarget Inc †	-	3,402,156	3,402,156
-	88,800	88,800	Tencent Holdings Ltd	-	1,488,192	1,488,192
-	1,758,740	1,758,740	TheStreet.com Inc (c)	-	5,065,171	5,065,171
-	130,200	130,200	VeriSign Inc †	-	3,456,810	3,456,810
-	56,950	56,950	WebMD Health Corp †	-	2,644,189	2,644,189
-	1,181,120	1,181,120	Yahoo! Inc †	-	16,334,890	16,334,890
				-	114,451,300	114,451,300

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Healthcare	Opportunities	Combined		Healthcare	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
			Semiconductors & Semiconductor Equipment — 3.0%
-	260,000	260,000	Applied Materials Inc	-	3,125,200	3,125,200
-	147,200	147,200	ARM Holdings PLC, ADR	-	1,825,280	1,825,280
-	221,030	221,030	Intel Corp	-	4,299,033	4,299,033
-	110,000	110,000	Texas Instruments Inc	-	2,560,800	2,560,800
				-	11,810,313	11,810,313
			Software — 9.1%
-	88,670	88,670	Adobe Systems Inc †	-	2,343,548	2,343,548
-	162,890	162,890	BMC Software Inc †	-	5,640,881	5,640,881
-	148,780	148,780	Check Point Software Technologies Ltd †	-	4,386,034	4,386,034
-	508,140	508,140	Microsoft Corp	-	11,692,301	11,692,301
-	162,775	162,775	Oracle Corp	-	3,493,152	3,493,152
-	60,040	60,040	Red Hat Inc †	-	1,737,558	1,737,558
-	299,670	299,670	Synopsys Inc †	-	6,254,113	6,254,113
				-	35,547,587	35,547,587

			Total Information Technology	-	206,826,645	206,826,645

			Telecommunication Services — 1.9%
			Diversified Telecommunication Services — 1.9%
-	1,380,000	1,380,000	Qwest Communications International Inc	-	7,245,000	7,245,000

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

	Munder	Pro			Munder	Pro
Munder	Growth	Forma		Munder	Growth	Forma
Healthcare	Opportunities	Combined		Healthcare	Opportunities	Combined
Fund	Fund	(Note 1)		Fund	Fund	(Note 1)
Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)
			Utilities — 2.8%
			Electric Utilities — 1.9%
-	135,000	135,000	ITC Holdings Corp	-	7,142,850	7,142,850

			Independent Power Producers & Energy Traders — 0.9%
-	285,000	285,000	Calpine Corp †	-	3,625,200	3,625,200

			Total Utilities	-	10,768,050	10,768,050

			TOTAL COMMON STOCKS	47,054,930	342,150,318	389,205,248
			(Cost $45,586,287 and $407,543,515, respectively)

			INVESTMENT COMPANY SECURITY — 0.7%
			(Cost $188,906 and $2,541,901, respectively)
188,906	2,541,901	2,730,807	State Street Institutional Liquid Reserves Fund	188,906	2,541,901	2,730,807

			TOTAL INVESTMENTS - 100.7%	47,243,836	344,692,219	391,936,055
			(Cost $45,775,193 and $410,085,416, repectively)

			OTHER ASSETS AND LIABILITIES (Net) - (0.7)%	(110,888)	(2,487,096)	(2,597,984)

			NET ASSETS - 100.0%	$47,132,948	342,205,123	$389,338,071

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

†	Non-income producing security.
(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(b)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(c)	Affiliated company security.
(d)
Security valued at fair value as of June 30, 2010 in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At June 30, 2010, these securities represent $0, 0.0% of net assets.

(e)
Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(f)
Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

Security	Acquisition Date	Cost

Mainstream Data Services Inc	08/29/00	$213,440

ABBREVIATION:

ADR - American Depositary Receipt

See Notes to Pro Forma Financial Statements.

At June 30, 2010, the country diversification (based on the country in which the company's headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

				Pro
		Munder	Pro	Forma
	Munder	Growth	Forma	Combined
	Healthcare	Opportunities	Combined	(Note 1)
	Fund	Fund	(Note 1)	% of
COMMON STOCK:	Value	Value	Value	Net Assets
United States	$46,343,940	$267,835,597	$314,179,537	80.7%
China	-	52,252,156	52,252,156	13.4%
Israel	242,793	14,862,019	15,104,812	3.9%
Guernsey	-	3,175,013	3,175,013	0.8%
United Kingdom	-	1,825,280	1,825,280	0.5%
Australia	-	1,652,187	1,652,187	0.4%
Canada	-	548,066	548,066	0.2%
Ireland	468,197	-	468,197	0.1%
TOTAL COMMON STOCK	47,054,930	342,150,318	389,205,248	100.0%
INVESTMENT COMPANY SECURITY	188,906	2,541,901	2,730,807	0.7%
TOTAL INVESTMENTS	47,243,836	344,692,219	391,936,055	100.7%
OTHER ASSETS AND LIABILITIES (Net)	(110,888)	(2,487,096)	(2,597,984)	(0.7)%
NET ASSETS	$47,132,948	$342,205,123	$389,338,071	100.0%

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

	Munder	Munder			Pro Forma
	Healthcare	Growth Opportunities			Combined
	Fund	Fund	Adjustments		(Note 1)
ASSETS:
Investments, at value (see accompanying schedules)
Securities of unaffiliated companies (a)	$47,243,836	$339,627,048	$-		$386,870,884
Securities of affiliated company (b)	-	5,065,171	-		5,065,171
Total Investments	47,243,836	344,692,219	-		391,936,055
Dividends receivable	57,317	9,834	-		67,151
Receivable for investment securities sold	982,392	12,638,301	-		13,620,693
Receivable for Fund shares sold	1,527	42,087			43,614
Prepaid expenses and other assets	88,142	64,812	-		152,954
Total Assets	48,373,214	357,447,253	-		405,820,467

LIABILITIES:
Payable for investment securities purchased	917,910	13,443,176	-		14,361,086
Payable for Fund shares redeemed	102,187	637,474	-		739,661
Transfer agency/record keeping fees payable	42,508	485,014	-		527,522
Trustees' fees and expenses payable	117,584	341,055	-		458,639
Distribution and shareholder servicing fees payable - Class A,
B, C and R Shares, as applicable	18,602	118,545	14	(c)	137,161
Administration fees payable	6,866	38,935	-		45,801
Custody fees payable	1,358	8,300	-		9,658
Investment advisory fees payable	1,306	9,469	-		10,775
Shareholder servicing fees payable - Class K Shares	14	-	(14	) (c)	-
Accrued expenses and other payables	31,931	160,162	-		192,093
Total Liabilities	1,240,266	15,242,130	-		16,482,396
NET ASSETS	$47,132,948	$342,205,123	$-		$389,338,071
Investments, at cost	$45,775,193	$410,085,416	$-		$455,860,609
Foreign currency, at cost	$-	$-	$-		$-

NET ASSETS CONSIST OF:
Accumulated net investment loss	$(74,443)	$(158,696)	$-		$(233,139)
Accumulated net realized loss on investments sold	(129,782,725)	(1,367,562,050)	-		(1,497,344,775)
Net unrealized appreciation/(depreciation) of investments	1,468,643	(65,393,012)	-		(63,924,369)
Par Value	2,225	-	(2,225	) (d)	-
Paid-in capital	175,519,248	1,775,318,881	2,225	(d)	1,950,840,354
TOTAL NET ASSETS:	$47,132,948	$342,205,123	$-		$389,338,071

Class Y:
Net assets	$3,116,216	$10,751,528	$-		$13,867,744
Shares outstanding	138,215	477,185	99	(e)	615,499
Net asset value per share	$22.55	$22.53	$-		$22.53

Class A:
Net assets	$29,754,266	$262,009,645	$51,359	(c)	$291,815,270
Shares outstanding	1,363,533	12,010,547	3,071	(c), (e)	13,377,151
Net asset value and redemption price per share	$21.82	$21.81	$-		$21.81
Maximum offering price per share	$23.09	$23.08	$-		$23.08

Class B:
Net assets	$3,950,461	$14,693,616	$-		$18,644,077
Shares outstanding	200,231	736,933	(2,114	) (e)	935,050
Net asset value per share	$19.73	$19.94	$-		$19.94

Class C:
Net assets	$10,209,005	$54,588,323	$-		$64,797,328
Shares outstanding	517,959	2,736,546	(6,229	) (e)	3,248,276
Net asset value per share	$19.71	$19.95	$-		$19.95

Class K:
Net assets	$51,359	N/A	$(51,359	) (c)	$-
Shares outstanding	2,357	N/A	(2,357	) (c)	-
Net asset value per share	$21.79	N/A	$-		$-

Class R:
Net assets	$51,641	$162,011	$-		$213,652
Shares outstanding	2,403	7,541	1	(e)	9,945
Net asset value per share	$21.49	$21.48	$-		$21.48

(a)	Cost of securities of unaffiliated companies for Munder Healthcare Fund, Munder Growth Opportunities Fund and Pro Forma Combined is $45,775,193, $401,534,940 and $447,310,133, respectively.

(b)	Cost of securities of affiliated company for Munder Healthcare Fund, Munder Growth Opportunities Fund, and Pro Forma Combined is $0, $8,550,476 and $8,550,476, respectively.

(c)	Class K Shares of Munder Healthcare Fund will be exchanged for Class A Shares of Munder Growth Opportunities Fund.

(d)	Shares of Munder Healthcare Fund with par value of $0.001 per share will be exchanged for shares of the Growth Opportunities Fund which have no par value.

(e)	Adjustment to reflect the issuance of Munder Growth Opportunities Fund shares in exchange for shares of Munder Healthcare Fund in connection with the proposed reorganization.

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Pro Forma Combining Statement of Operations
For the Year Ended June 30, 2010
(Unaudited)

	Munder	Munder			Pro Forma
	Healthcare	Growth Opportunities			Combined
	Fund	Fund	Adjustments		(Note 1)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$891,105	$1,417,049	$-		$2,308,154
Dividends on securities of affiliated company	-	141,908	-		141,908
Other Income	25,533	162,907	-		188,440
Total Investment Income	916,638	1,721,864	-		2,638,502

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	86,549	643,407	153	(b)	730,109
Class B Shares	53,725	155,315	-		209,040
Class C Shares	117,876	509,281	-		627,157
Class R Shares	273	396	-		669
Shareholder servicing fees:
Class K Shares	153	-	(153	)(b)	-
Transfer agency/record keeping fees	245,205	2,439,863	(45,628	)(c)	2,639,440
Investment advisory fees	550,550	3,371,641	(588,328	)(d)	3,333,863
Printing and mailing fees	64,729	223,966	(38,473	)(c)	250,222
Administration fees	92,235	443,651	(34,978	)(e)	500,908
Registration and filing fees	63,318	52,483	(63,318	)(c)	52,483
Legal and audit fees	30,032	29,536	(29,975	)(c)	29,593
Trustees' fees and expenses	63,995	77,105	(63,675	)(f)	77,425
Custody fees	24,527	73,235	(19,021	)(c)	78,741
Other	22,270	38,178	-		60,448
Total Expenses	1,415,437	8,058,057	(883,396)		8,590,098
NET INVESTMENT INCOME/(LOSS)	(498,799)	(6,336,193)	883,396		(5,951,596)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	1,883,881	30,318,736	-		32,202,617
Foreign currency-related transactions	-	(58,110)	-		(58,110)
Litigation proceeds	-	15,072,130	-		15,072,130
Net change in unrealized appreciation/(depreciation) of:
Securities	2,340,751	22,288,051	-		24,628,802
Foreign currency-related transactions	-	(263)	-		(263)
Net realized and unrealized loss on investments	4,224,632	67,620,544	-		71,845,176
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,725,833	$61,284,351	$883,396		$65,893,580

(a)	Dividends for Munder Healthcare Fund and Munder Growth Opportunities Fund are net of foreign withholding taxes of $1,316 and $1,299, respectively.

(b)	Adjustment reflects the Class K Shares of the Munder Healthcare Fund converting to Class A Shares of the Munder Growth Opportunities Fund.

(c)	Reductions reflect elimination of duplicate charges when the two funds become one.

(d)	Reduction reflects the impact of the revised advisory fee contract effective October 31, 2010, which results in an effective advisory fee rate of 0.85% based on average net assets.

(e)	Reduction reflects the lower effective admininistration fee rate due to combining the assets of both funds.

(f)	Reduction includes the effect of the Trustees' fees and expenses being allocated to the remaining 14 funds after the merger.

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Growth Opportunities Fund
Notes to Pro Forma Financial Statements
June 30, 2010
(Unaudited)

1.  Basis of Combination

At a meeting held on August 17, 2010, the Board of Trustees of Munder Series Trust II (“MST II”) approved the merger of the Munder Healthcare Fund (“Healthcare Fund”) with and into the Munder Growth Opportunities Fund (“Growth Opportunities Fund”), a series of Munder Series Trust (“MST”) , subject to approval of shareholders of the Healthcare Fund. The Healthcare Fund will transfer all of its assets, subject to its liabilities, to the Growth Opportunities Fund, in exchange for a number of shares of the Growth Opportunities Fund equal in value to the assets less liabilities of the Healthcare Fund (the “Exchange”). The Growth Opportunities Fund shares will then be distributed to the Healthcare Fund’s shareholders on a pro-rata basis in liquidation of the Healthcare Fund. The Healthcare Fund shareholders will receive shares of the corresponding class of the Growth Opportunities Fund in the Exchange.

The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of Healthcare Fund and Growth Opportunities Fund on June 30, 2010. The unaudited pro forma statement of operations reflects the results of operations of Healthcare Fund and Growth Opportunities Fund for the year ended June 30, 2010. These statements have been derived from Healthcare Fund’s and Growth Opportunities Fund’s respective books and records utilized in calculating daily net asset value at the dates indicated above in accordance with U.S. generally accepted accounting principles. For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Growth Opportunities Fund for pre-combination periods will not be restated. The fiscal year end is June 30 for both funds.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of Healthcare Fund and Growth Opportunities Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on June 30, 2010. The pro forma financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the Exchange, the Growth Opportunities Fund will be the accounting survivor.

2.  Portfolio Valuation

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Munder Healthcare Fund
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Healthcare Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Healthcare Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Healthcare Fund’s investments as of June 30, 2010:

Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$47,243,836
Level 2 —Other Significant Observable Inputs	—
Level 3 —Significant Unobservable Inputs	—
Total	$47,243,836

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Healthcare Fund’s investments by sector and industry.

Munder Growth Opportunities Fund
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Growth Opportunities Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Growth Opportunities Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Healthcare Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$344,692,219
Level 2 —Other Significant Observable Inputs	—
Level 3 —Significant Unobservable Inputs	—	*
Total	$344,692,219

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock and
	Preferred Stock –
	Information
	Technology
Balance as of 6/30/2009	$—	*
Transfer in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999
Balance as of 6/30/2010	$—	*
Net change in unrealized appreciation/(depreciation) from investments
still held at the end of the period	$—

* Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Healthcare Fund’s investments by sector and industry.

Munder Healthcare Fund / Munder Growth Opportunities Fund Pro Forma Combined (“Combined Fund”)
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Combined Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Combined Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Combined Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$391,936,055
Level 2 —Other Significant Observable Inputs	—
Level 3 —Significant Unobservable Inputs	—	*
Total	$391,936,055

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock and
	Preferred Stock –
	Information
	Technology
Balance as of 6/30/2009	$—	*
Transfer in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999
Balance as of 6/30/2010	$—	*
Net change in unrealized appreciation/(depreciation) from investments
still held at the end of the period	$—

* Level 3 valuation inputs were used to value certain securities held by Combined Fund at zero.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Combined Fund’s investments by sector and industry.

3.  Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Growth Opportunities Fund which would have been issued at June 30, 2010 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of each class of shares of Healthcare Fund as of June 30, 2010 divided by the net asset value per share of the corresponding class of shares of Growth Opportunities Fund as of June 30, 2010, except with respect to Class A Shares. The number of Class A Shares assumed to be issued is equal to the net asset value of both the Class A Shares and Class K Shares of the Healthcare Fund as of June 30, 2010 divided by the net asset value per share of the Class A Shares of the Growth Opportunities Fund as of June 30, 2010. The pro forma total number of shares outstanding of 18,185,921 consists of 2,217,169 additional shares assumed issued in the reorganization plus 15,968,752 shares of Growth Opportunities Fund outstanding at June 30, 2010.

4.  Pro Forma Operating Expenses

The accompanying pro forma statement of operations reflects changes in fund expenses as if the Exchange had taken place on July 1, 2009. Munder Capital Management, the advisor to both funds, will bear the expenses of the Exchange.

5.  Federal Income Taxes

Each fund has qualified as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code. After the Exchange, the Growth Opportunities Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. Neither Fund incurred any such interest or penalties during the year ended June 30, 2010. The tax cost of investments will remain unchanged for the Combined Fund.

The Funds are not subject to examination by U.S. federal or state tax authorities for tax years before 2007.

6.  Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which Combined Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of Combined Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of Combined Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the year ended June 30, 2010, Combined Fund did not utilize the revolving line of credit. For the year ended June 30, 2010, total commitment fees for Healthcare Fund and Growth Opportunities Fund were $816 and $4,585, respectively.

Munder Series Trust
Munder Growth Opportunities Fund

Pro Forma Combining Financial Statements
(Combining Munder Healthcare Fund, Munder Energy Fund &
Munder Growth Opportunities Fund)

June 30, 2010

(Unaudited)

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

		Munder	Pro				Munder	Pro
Munder	Munder	Growth	Forma		Munder	Munder	Growth	Forma
Healthcare	Energy	Opportunities	Combined		Healthcare	Energy	Opportunities	Combined
Fund	Fund	Fund	(Note 1)		Fund	Fund	Fund	(Note 1)
Shares	Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)	Value (a)
				COMMON STOCKS - 98.9%

				Consumer Discretionary — 9.2%
-	3,500	-	3,500	Auto Parts & Equipment — 0.0%#	-	90,825	-	90,825

				Hotels, Restaurants & Leisure — 2.2%
-	-	182,400	182,400	Ctrip.com International Ltd, ADR †	-	-	6,850,944	6,850,944
-	-	66,000	66,000	Home Inns & Hotels Management Inc, ADR †	-	-	2,576,640	2,576,640
					-	-	9,427,584	9,427,584
				Internet & Catalog Retail — 6.9%
-	-	83,100	83,100	Amazon.com Inc †	-	-	9,079,506	9,079,506
-	-	318,045	318,045	Expedia Inc	-	-	5,972,885	5,972,885
-	-	14,622	14,622	Netflix Inc †	-	-	1,588,680	1,588,680
-	-	92,806	92,806	PetMed Express Inc	-	-	1,651,947	1,651,947
-	-	48,666	48,666	priceline.com Inc †	-	-	8,591,496	8,591,496
-	-	130,850	130,850	Shutterfly Inc †	-	-	3,135,166	3,135,166
					-	-	30,019,680	30,019,680
				Media — 0.1%
-	-	175,000	175,000	interCLICK Inc †	-	-	644,000	644,000

				Total Consumer Discretionary	-	90,825	40,091,264	40,182,089

				Energy — 10.4%
				Coal & Consumable Fuels — 0.4%
-	5,800	-	5,800	Alpha Natural Resources Inc †	-	196,446	-	196,446
-	4,200	-	4,200	Arch Coal Inc	-	83,202	-	83,202
-	47,600	-	47,600	Cloud Peak Energy Inc †	-	631,176	-	631,176
-	25,400	-	25,400	International Coal Group Inc †	-	97,790	-	97,790
-	11,900	-	11,900	Patriot Coal Corp †	-	139,825	-	139,825
-	16,900	-	16,900	Peabody Energy Corp	-	661,297	-	661,297
-	800	-	800	Yanzhou Coal Mining Co Ltd, ADR	-	15,320	-	15,320
					-	1,825,056	-	1,825,056
				Energy Equipment & Services — 0.8%
-	-	101,000	101,000	National Oilwell Varco Inc	-	-	3,340,070	3,340,070

				Integrated Oil & Gas — 3.4%
-	5,100	-	5,100	BP PLC, ADR	-	147,288	-	147,288
-	35,225	-	35,225	Chevron Corp	-	2,390,369	-	2,390,369
-	50,644	-	50,644	ConocoPhillips	-	2,486,114	-	2,486,114
-	6,100	-	6,100	ENI SpA, ADR	-	222,955	-	222,955
-	58,283	-	58,283	Exxon Mobil Corp	-	3,326,211	-	3,326,211
-	23,700	-	23,700	Hess Corp	-	1,193,058	-	1,193,058
-	3,200	-	3,200	Lukoil OAO, ADR	-	164,800	-	164,800
-	44,700	-	44,700	Marathon Oil Corp	-	1,389,723	-	1,389,723
-	19,400	-	19,400	Murphy Oil Corp	-	961,270	-	961,270
-	31,800	-	31,800	Occidental Petroleum Corp	-	2,453,370	-	2,453,370
-	7,279	-	7,279	Provident Energy Trust	-	49,846	-	49,846
					-	14,785,004	-	14,785,004
				Oil, Gas & Consumable Fuels — 0.6%
-	-	320,000	320,000	China Integrated Energy Inc †	-	-	2,656,000	2,656,000

				Oil & Gas Drilling — 0.2%
-	2,500	-	2,500	Helmerich & Payne Inc	-	91,300	-	91,300
-	11,900	-	11,900	Nabors Industries Ltd †	-	209,678	-	209,678
-	6,700	-	6,700	Noble Corp	-	207,097	-	207,097
-	16,000	-	16,000	Parker Drilling Co †	-	63,200	-	63,200
-	15,700	-	15,700	Pioneer Drilling Co †	-	89,019	-	89,019
-	1,700	-	1,700	Rowan Cos Inc †	-	37,298	-	37,298
-	14,886	-	14,886	Seahawk Drilling Inc †	-	144,692	-	144,692
-	1,267	-	1,267	Transocean Ltd †	-	58,700	-	58,700
					-	900,984	-	900,984

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

		Munder	Pro				Munder	Pro
Munder	Munder	Growth	Forma		Munder	Munder	Growth	Forma
Healthcare	Energy	Opportunities	Combined		Healthcare	Energy	Opportunities	Combined
Fund	Fund	Fund	(Note 1)		Fund	Fund	Fund	(Note 1)
Shares	Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)	Value (a)
				Oil & Gas Equipment & Services — 2.4%
-	11,600	-	11,600	Acergy SA, ADR	-	171,564	-	171,564
-	18,650	-	18,650	Baker Hughes Inc	-	775,280	-	775,280
-	171,000	-	171,000	Boots & Coots Inc †	-	504,450	-	504,450
-	4,200	-	4,200	Bristow Group Inc †	-	123,480	-	123,480
-	20,300	-	20,300	Cal Dive International Inc †	-	118,755	-	118,755
-	26,800	-	26,800	Cameron International Corp †	-	871,536	-	871,536
-	1,900	-	1,900	Dawson Geophysical Co †	-	40,413	-	40,413
-	4,000	-	4,000	FMC Technologies Inc †	-	210,640	-	210,640
-	25,100	-	25,100	Geokinetics Inc †	-	96,133	-	96,133
-	4,300	-	4,300	Gulf Island Fabrication Inc	-	66,736	-	66,736
-	60,800	-	60,800	Halliburton Co	-	1,492,640	-	1,492,640
-	15,600	-	15,600	Matrix Service Co †	-	145,236	-	145,236
-	43,000	-	43,000	National Oilwell Varco Inc	-	1,422,010	-	1,422,010
-	6,400	-	6,400	Newpark Resources Inc †	-	38,720	-	38,720
-	17,000	-	17,000	Oil States International Inc †	-	672,860	-	672,860
-	3,800	-	3,800	Petroleum Geo-Services ASA, ADR †	-	32,186	-	32,186
-	5,400	-	5,400	PHI Inc †	-	76,086	-	76,086
-	37,500	-	37,500	Schlumberger Ltd	-	2,075,250	-	2,075,250
-	14,100	-	14,100	Smith International Inc	-	530,865	-	530,865
-	24,000	-	24,000	Tesco Corp †	-	294,720	-	294,720
-	11,500	-	11,500	Tetra Technologies Inc †	-	104,420	-	104,420
-	4,200	-	4,200	Total Energy Services Inc	-	32,510	-	32,510
-	34,600	-	34,600	Willbros Group Inc †	-	256,040	-	256,040
					-	10,152,530	-	10,152,530
				Oil & Gas Exploration & Production — 1.9%
-	31,000	-	31,000	Anadarko Petroleum Corp	-	1,118,790	-	1,118,790
-	21,836	-	21,836	Apache Corp	-	1,838,373	-	1,838,373
-	5,700	-	5,700	Bill Barrett Corp †	-	175,389	-	175,389
-	248,200	-	248,200	BMB Munai Inc †	-	158,848	-	158,848
-	1,800	-	1,800	Calvalley Petroleums Inc, Class A †	-	5,766	-	5,766
-	22,400	-	22,400	Chesapeake Energy Corp	-	469,280	-	469,280
-	17,900	-	17,900	China North East Petroleum Holdings Ltd †,(b),(e)	-	96,886	-	96,886
-	6,500	-	6,500	Comstock Resources Inc †	-	180,180	-	180,180
-	33,048	-	33,048	Denbury Resources Inc †	-	483,823	-	483,823
-	22,800	-	22,800	Devon Energy Corp	-	1,388,976	-	1,388,976
-	55,900	-	55,900	Endeavour International Corp †	-	59,254	-	59,254
-	9,133	-	9,133	Equal Energy Ltd †	-	53,019	-	53,019
-	8,600	-	8,600	EOG Resources Inc	-	845,982	-	845,982
-	9,000	-	9,000	Freehold Royalty Trust	-	133,916	-	133,916
-	28,800	-	28,800	Galleon Energy Inc, Class A †	-	116,601	-	116,601
-	5,400	-	5,400	Gran Tierra Energy Inc †	-	26,784	-	26,784
-	10,341	-	10,341	NAL Oil & Gas Trust	-	102,968	-	102,968
-	4,300	-	4,300	Noble Energy Inc	-	259,419	-	259,419
-	5,900	-	5,900	NuVista Energy Ltd	-	56,309	-	56,309
-	39,800	-	39,800	Pan Orient Energy Corp †	-	192,541	-	192,541
-	3,956	-	3,956	Pengrowth Energy Trust	-	36,158	-	36,158
-	39,200	-	39,200	ProspEx Resources Ltd †	-	54,866	-	54,866
-	2,900	-	2,900	Whiting Petroleum Corp †	-	227,418	-	227,418
-	19,383	-	19,383	Zargon Energy Trust	-	331,016	-	331,016
					-	8,412,562	-	8,412,562
				Oil & Gas Refining & Marketing — 0.4%
-	80,300	-	80,300	China Integrated Energy Inc †	-	666,490	-	666,490
-	17,700	-	17,700	CVR Energy Inc †	-	133,104	-	133,104
-	23,200	-	23,200	Green Plains Renewable Energy Inc †	-	237,104	-	237,104
-	8,449	-	8,449	Keyera Facilities Income Fund	-	212,862	-	212,862
-	18,800	-	18,800	World Fuel Services Corp	-	487,672	-	487,672
					-	1,737,232	-	1,737,232
				Oil & Gas Storage & Transportation — 0.3%
-	49,500	-	49,500	Crosstex Energy Inc †	-	317,295	-	317,295
-	2,900	-	2,900	Overseas Shipholding Group Inc	-	107,416	-	107,416
-	300	-	300	Spectra Energy Corp	-	6,021	-	6,021
-	2,500	-	2,500	Teekay Tankers Ltd, Class A	-	27,825	-	27,825
-	14,800	-	14,800	Tsakos Energy Navigation Ltd	-	209,716	-	209,716
-	40,100	-	40,100	Williams Cos Inc/The	-	733,028	-	733,028
					-	1,401,301	-	1,401,301

				Total Energy	-	39,214,669	5,996,070	45,210,739

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

		Munder	Pro				Munder	Pro
Munder	Munder	Growth	Forma		Munder	Munder	Growth	Forma
Healthcare	Energy	Opportunities	Combined		Healthcare	Energy	Opportunities	Combined
Fund	Fund	Fund	(Note 1)		Fund	Fund	Fund	(Note 1)
Shares	Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)	Value (a)
				Financials — 2.3%
				Capital Markets — 1.0%
-	-	276,700	276,700	TD Ameritrade Holding Corp †	-	-	4,233,510	4,233,510

				Real Estate Investment Trusts (REITs) — 1.2%
-	-	91,500	91,500	Digital Realty Trust Inc	-	-	5,277,720	5,277,720

				Real Estate Management & Development — 0.1%
-	-	222,426	222,426	ZipRealty Inc †	-	-	580,532	580,532

				Total Financials	-	-	10,091,762	10,091,762

				Health Care — 19.8%
				Biotechnology — 1.8%
11,125	-	-	11,125	Alexion Pharmaceuticals Inc †	569,489	-	-	569,489
42,935	-	-	42,935	Amgen Inc †	2,258,381	-	-	2,258,381
7,420	-	-	7,420	Biogen Idec Inc †	352,079	-	-	352,079
29,120	-	-	29,120	Celgene Corp †	1,479,878	-	-	1,479,878
6,805	-	-	6,805	Cephalon Inc †	386,184	-	-	386,184
5,670	-	-	5,670	Dendreon Corp †	183,311	-	-	183,311
11,135	-	-	11,135	Genzyme Corp †	565,324	-	-	565,324
39,380	-	-	39,380	Gilead Sciences Inc †	1,349,946	-	-	1,349,946
7,660	-	-	7,660	Human Genome Sciences Inc †	173,576	-	-	173,576
8,505	-	-	8,505	Vertex Pharmaceuticals Inc †	279,814	-	-	279,814
					7,597,982	-	-	7,597,982
				Health Care Distributors — 0.5%
25,430	-	-	25,430	AmerisourceBergen Corp	807,403	-	-	807,403
6,105	-	-	6,105	Cardinal Health Inc	205,189	-	-	205,189
15,465	-	-	15,465	McKesson Corp	1,038,629	-	-	1,038,629
9,105	-	-	9,105	Patterson Cos Inc	259,766	-	-	259,766
					2,310,987	-	-	2,310,987
				Health Care Equipment & Supplies — 3.0%
20,875	-	-	20,875	Baxter International Inc	848,360	-	-	848,360
5,315	-	-	5,315	Becton Dickinson and Co	359,400	-	-	359,400
32,650	-	-	32,650	Boston Scientific Corp †	189,370	-	-	189,370
1,065	-	-	1,065	CareFusion Corp †	24,175	-	-	24,175
4,360	-	-	4,360	CR Bard Inc	338,031	-	-	338,031
4,790	-	-	4,790	Edwards Lifesciences Corp †	268,336	-	-	268,336
7,120	-	-	7,120	Hill-Rom Holdings Inc	216,661	-	-	216,661
12,000	-	-	12,000	Hospira Inc †	689,400	-	-	689,400
8,335	-	-	8,335	IDEXX Laboratories Inc †	507,601	-	-	507,601
1,005	-	13,600	14,605	Intuitive Surgical Inc †	317,198	-	4,292,432	4,609,630
8,620	-	-	8,620	Kinetic Concepts Inc †	314,716	-	-	314,716
41,125	-	-	41,125	Medtronic Inc	1,491,604	-	-	1,491,604
5,270	-	-	5,270	ResMed Inc †	320,469	-	-	320,469
15,325	-	-	15,325	Sirona Dental Systems Inc †	533,923	-	-	533,923
14,530	-	-	14,530	St Jude Medical Inc †	524,388	-	-	524,388
16,265	-	-	16,265	Stryker Corp	814,226	-	-	814,226
2,320	-	-	2,320	Thoratec Corp †	99,134	-	-	99,134
10,060	-	-	10,060	Varian Medical Systems Inc †	525,937	-	-	525,937
3,700	-	-	3,700	Zimmer Holdings Inc †	199,985	-	-	199,985
					8,582,914	-	4,292,432	12,875,346
				Health Care Facilities — 0.4%
18,435	-	-	18,435	Community Health Systems Inc †	623,287	-	-	623,287
70,695	-	-	70,695	Health Management Associates Inc, Class A †	549,300	-	-	549,300
22,745	-	-	22,745	Healthsouth Corp †	425,559	-	-	425,559
3,600	-	-	3,600	LifePoint Hospitals Inc †	113,040	-	-	113,040
4,865	-	-	4,865	Universal Health Services Inc, Class B	185,600	-	-	185,600
					1,896,786	-	-	1,896,786
See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

		Munder	Pro				Munder	Pro
Munder	Munder	Growth	Forma		Munder	Munder	Growth	Forma
Healthcare	Energy	Opportunities	Combined		Healthcare	Energy	Opportunities	Combined
Fund	Fund	Fund	(Note 1)		Fund	Fund	Fund	(Note 1)
Shares	Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)	Value (a)
				Health Care Providers & Services — 1.6%
5,540	-	-	5,540	Amedisys Inc †	243,594	-	-	243,594
14,895	-	-	14,895	Catalyst Health Solutions Inc †	513,877	-	-	513,877
2,720	-	-	2,720	DaVita Inc †	169,837	-	-	169,837
8,965	-	-	8,965	Emergency Medical Services Corp, Class A †	439,554	-	-	439,554
33,365	-	-	33,365	Express Scripts Inc †	1,568,822	-	-	1,568,822
-	-	290,609	290,609	Health Grades Inc †	-	-	1,743,654	1,743,654
1,250	-	-	1,250	HMS Holdings Corp †	67,775	-	-	67,775
3,145	-	-	3,145	Laboratory Corp of America Holdings †	236,976	-	-	236,976
11,832	-	-	11,832	Lincare Holdings Inc †	384,658	-	-	384,658
24,910	-	-	24,910	Medco Health Solutions Inc †	1,372,043	-	-	1,372,043
2,165	-	-	2,165	Mednax Inc †	120,396	-	-	120,396
2,810	-	-	2,810	Quest Diagnostics Inc/DE	139,854	-	-	139,854
					5,257,386	-	1,743,654	7,001,040
				Health Care Supplies — 0.1%
5,355	-	-	5,355	Cooper Cos Inc/The	213,075	-	-	213,075

				Health Care Technology — 0.5%
-	-	75,000	75,000	athenahealth Inc †	-	-	1,959,750	1,959,750
3,135	-	-	3,135	Cerner Corp †	237,915	-	-	237,915
2,180	-	-	2,180	MedAssets Inc †	50,315	-	-	50,315
					288,230	-	1,959,750	2,247,980
				Life Sciences Tools & Services — 3.9%
44,405	-	-	44,405	Bruker Corp †	539,965	-	-	539,965
2,790	-	87,000	89,790	Illumina Inc †	121,449	-	3,787,110	3,908,559
5,105	-	105,000	110,105	Life Technologies Corp †	241,211	-	4,961,250	5,202,461
3,710	-	-	3,710	Mettler-Toledo International Inc †	414,147	-	-	414,147
23,305	-	107,500	130,805	Thermo Fisher Scientific Inc †	1,143,110	-	5,272,875	6,415,985
9,150	-	-	9,150	Waters Corp †	592,005	-	-	592,005
					3,051,887	-	14,021,235	17,073,122
				Managed Health Care — 0.8%
11,915	-	-	11,915	Aetna Inc	314,318	-	-	314,318
12,480	-	-	12,480	CIGNA Corp	387,629	-	-	387,629
15,060	-	-	15,060	Humana Inc †	687,790	-	-	687,790
43,197	-	-	43,197	UnitedHealth Group Inc	1,226,795	-	-	1,226,795
15,070	-	-	15,070	WellPoint Inc †	737,375	-	-	737,375
					3,353,907	-	-	3,353,907
				Pharmaceuticals — 7.2%
47,885	-	135,000	182,885	Abbott Laboratories	2,240,060	-	6,315,300	8,555,360
9,800	-	-	9,800	Allergan Inc/United States	570,948	-	-	570,948
64,570	-	-	64,570	Bristol-Myers Squibb Co	1,610,376	-	-	1,610,376
42,535	-	-	42,535	Eli Lilly & Co	1,424,922	-	-	1,424,922
5,995	-	-	5,995	Endo Pharmaceuticals Holdings Inc †	130,811	-	-	130,811
42,810	-	-	42,810	Johnson & Johnson	2,528,359	-	-	2,528,359
69,416	-	-	69,416	Merck & Co Inc	2,427,478	-	-	2,427,478
2,860	-	-	2,860	Mylan Inc/PA †	48,734	-	-	48,734
129,452	-	-	129,452	Pfizer Inc	1,845,986	-	-	1,845,986
4,670	-	201,500	206,170	Teva Pharmaceutical Industries Ltd, ADR	242,793	-	10,475,985	10,718,778
3,115	-	-	3,115	Valeant Pharmaceuticals International †	162,883	-	-	162,883
16,290	-	-	16,290	Vivus Inc †	156,383	-	-	156,383
20,490	-	-	20,490	Warner Chilcott PLC, Class A †	468,197	-	-	468,197
15,870	-	-	15,870	Watson Pharmaceuticals Inc †	643,846	-	-	643,846
					14,501,776	-	16,791,285	31,293,061

				Total Health Care	47,054,930	-	38,808,356	85,863,286

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

		Munder	Pro				Munder	Pro
Munder	Munder	Growth	Forma		Munder	Munder	Growth	Forma
Healthcare	Energy	Opportunities	Combined		Healthcare	Energy	Opportunities	Combined
Fund	Fund	Fund	(Note 1)		Fund	Fund	Fund	(Note 1)
Shares	Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)	Value (a)
				Industrials — 5.2%
				Commercial Services & Supplies — 0.1%
-	-	845,570	845,570	Intermap Technologies Corp †	-	-	548,066	548,066

				Construction & Engineering — 1.2%
-	-	248,000	248,000	Quanta Services Inc †	-	-	5,121,200	5,121,200

				Electrical Components & Equipment — 1.0%
-	93,800	-	93,800	China BAK Battery Inc †	-	163,212	-	163,212
-	-	147,000	147,000	General Cable Corp †	-	-	3,917,550	3,917,550
					-	163,212	3,917,550	4,080,762
				Professional Services — 2.9%
-	-	329,454	329,454	51job Inc, ADR †	-	-	6,855,938	6,855,938
-	-	97,000	97,000	FTI Consulting Inc †	-	-	4,228,230	4,228,230
-	-	280,000	280,000	Seek Ltd	-	-	1,652,187	1,652,187
					-	-	12,736,355	12,736,355

				Total Industrials	-	163,212	22,323,171	22,486,383

				Information Technology — 47.6%
				Communications Equipment — 3.7%
-	-	402,020	402,020	Cisco Systems Inc †	-	-	8,567,046	8,567,046
-	-	79,000	79,000	DG FastChannel Inc †	-	-	2,573,820	2,573,820
-	-	153,590	153,590	QUALCOMM Inc	-	-	5,043,896	5,043,896
					-	-	16,184,762	16,184,762
				Computers & Peripherals — 5.9%
-	-	74,780	74,780	Apple Inc †	-	-	18,809,414	18,809,414
-	-	94,700	94,700	EMC Corp/Massachusetts †	-	-	1,733,010	1,733,010
-	-	78,690	78,690	Hewlett-Packard Co	-	-	3,405,703	3,405,703
-	-	45,820	45,820	NetApp Inc †	-	-	1,709,544	1,709,544
					-	-	25,657,671	25,657,671
				Information Technology Services — 0.7%
-	-	118,250	118,250	Amdocs Ltd †	-	-	3,175,012	3,175,012

				Internet Software & Services — 26.4%
-	-	111,300	111,300	Akamai Technologies Inc †	-	-	4,515,441	4,515,441
-	-	181,000	181,000	Baidu Inc/China, ADR †	-	-	12,322,480	12,322,480
-	-	210,000	210,000	Earthlink Inc	-	-	1,671,600	1,671,600
-	-	262,161	262,161	eBay Inc †	-	-	5,140,977	5,140,977
-	-	24,788	24,788	Google Inc, Class A †	-	-	11,029,421	11,029,421
-	-	90,200	90,200	GSI Commerce Inc †	-	-	2,597,760	2,597,760
-	-	175,000	175,000	Internet Brands Inc, Class A †	-	-	1,807,750	1,807,750
-	-	151,028	151,028	LoopNet Inc †	-	-	1,862,175	1,862,175
-	-	5,786	5,786	Mainstream Data Inc †, (c), (e), (f), (g)	-	-	-	-
-	-	687,920	687,920	Monster Worldwide Inc †	-	-	8,014,268	8,014,268
-	-	5,715,750	5,715,750	Move Inc †	-	-	11,717,287	11,717,287
-	-	144,700	144,700	Netease.com, ADR †	-	-	4,588,437	4,588,437
-	-	293,100	293,100	NIC Inc	-	-	1,878,771	1,878,771
-	-	144,500	144,500	Sina Corp/China †	-	-	5,095,070	5,095,070
-	-	238,950	238,950	Sohu.com Inc †	-	-	9,818,455	9,818,455
-	-	632,371	632,371	TechTarget Inc †	-	-	3,402,156	3,402,156
-	-	88,800	88,800	Tencent Holdings Ltd	-	-	1,488,192	1,488,192
-	-	1,758,740	1,758,740	TheStreet.com Inc (d)	-	-	5,065,171	5,065,171
-	-	130,200	130,200	VeriSign Inc †	-	-	3,456,810	3,456,810
-	-	56,950	56,950	WebMD Health Corp †	-	-	2,644,189	2,644,189
-	-	1,181,120	1,181,120	Yahoo! Inc †	-	-	16,334,890	16,334,890
					-	-	114,451,300	114,451,300
				Semiconductors & Semiconductor Equipment — 2.7%
-	-	260,000	260,000	Applied Materials Inc	-	-	3,125,200	3,125,200
-	-	147,200	147,200	ARM Holdings PLC, ADR	-	-	1,825,280	1,825,280
-	-	221,030	221,030	Intel Corp	-	-	4,299,033	4,299,033
-	-	110,000	110,000	Texas Instruments Inc	-	-	2,560,800	2,560,800
-	4,900	-	4,900	Trina Solar Ltd, ADR †	-	84,672		84,672
					-	84,672	11,810,313	11,894,985

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

		Munder	Pro				Munder	Pro
Munder	Munder	Growth	Forma		Munder	Munder	Growth	Forma
Healthcare	Energy	Opportunities	Combined		Healthcare	Energy	Opportunities	Combined
Fund	Fund	Fund	(Note 1)		Fund	Fund	Fund	(Note 1)
Shares	Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)	Value (a)
				Software — 8.2%
-	-	88,670	88,670	Adobe Systems Inc †	-	-	2,343,548	2,343,548
-	-	162,890	162,890	BMC Software Inc †	-	-	5,640,881	5,640,881
-	-	148,780	148,780	Check Point Software Technologies Ltd †	-	-	4,386,034	4,386,034
-	-	508,140	508,140	Microsoft Corp	-	-	11,692,301	11,692,301
-	-	162,775	162,775	Oracle Corp	-	-	3,493,152	3,493,152
-	-	60,040	60,040	Red Hat Inc †	-	-	1,737,558	1,737,558
-	-	299,670	299,670	Synopsys Inc †	-	-	6,254,113	6,254,113
					-	-	35,547,587	35,547,587

				Total Information Technology	-	84,672	206,826,645	206,911,317

				Materials — 0.0%#
				Specialty Chemicals — 0.0%#
-	3,200	-	3,200	OM Group Inc †	-	76,352	-	76,352

				Telecommunication Services — 1.7%
				Diversified Telecommunication Services — 1.7%
-	-	1,380,000	1,380,000	Qwest Communications International Inc	-	-	7,245,000	7,245,000

				Utilities — 2.7%
				Electric Utilities — 1.7%
-	3,300	-	3,300	IDACORP Inc	-	109,791	-	109,791
-	-	135,000	135,000	ITC Holdings Corp	-	-	7,142,850	7,142,850
					-	109,791	7,142,850	7,252,641
				Independent Power Producers & Energy Traders — 1.0%
-	58,000	285,000	343,000	Calpine Corp †	-	737,760	3,625,200	4,362,960

				Total Utilities	-	847,551	10,768,050	11,615,601

				TOTAL COMMON STOCKS	47,054,930	40,477,281	342,150,318	429,682,529
				(Cost $45,586,287, $31,745,524 and $407,543,515, respectively)

				TRUST/PARTNERSHIP INTERESTS — 1.0%
				Energy — 1.0%
				Integrated Oil & Gas — 0.0%#
-	7,400	-	7,400	Targa Resources Partners LP	-	189,736	-	189,736

				Oil & Gas Exploration & Production — 0.3%
-	15,600	-	15,600	BreitBurn Energy Partners LP	-	232,752	-	232,752
-	6,000	-	6,000	Encore Energy Partners LP	-	102,840	-	102,840
-	17,900	-	17,900	EV Energy Partner LP	-	558,480	-	558,480
-	10,200	-	10,200	Pioneer Southwest Energy Partners LP	-	252,450	-	252,450
					-	1,146,522	-	1,146,522
				Oil & Gas Refining & Marketing — 0.1%
-	11,200	-	11,200	Calumet Specialty Products Partners LP	-	198,016	-	198,016
-	2,300	-	2,300	Crosstex Energy LP †	-	24,242	-	24,242
-	1,900	-	1,900	NuStar Energy LP	-	109,041	-	109,041
					-	331,299	-	331,299
				Oil & Gas Storage & Transportation — 0.6%
-	29,000	-	29,000	Atlas Pipeline Partners LP †	-	280,140	-	280,140
-	3,850	-	3,850	DCP Midstream Partners LP	-	122,969	-	122,969
-	5,400	-	5,400	Enbridge Energy Partners LP	-	283,068	-	283,068
-	5,300	-	5,300	Genesis Energy LP	-	101,548	-	101,548
-	11,400	-	11,400	Global Partners LP/MA	-	256,386	-	256,386
-	8,600	-	8,600	MarkWest Energy Partners LP	-	281,392	-	281,392
-	4,800	-	4,800	Martin Midstream Partners LP	-	148,800	-	148,800
-	2,600	-	2,600	Plains All American Pipeline LP	-	152,620	-	152,620
-	10,100	-	10,100	Regency Energy Partners LP	-	244,016	-	244,016
-	6,400	-	6,400	Sunoco Logistics Partners LP	-	460,800	-	460,800
-	8,100	-	8,100	Williams Partners LP	-	353,322	-	353,322
					-	2,685,061	-	2,685,061

				TOTAL TRUST/PARTNERSHIP INTERESTS	-	4,352,618	-	4,352,618
				(Cost $0, $3,593,557 and $0, respectively)
See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Schedule of Investments
June 30, 2010
(Unaudited)

		Munder	Pro				Munder	Pro
Munder	Munder	Growth	Forma		Munder	Munder	Growth	Forma
Healthcare	Energy	Opportunities	Combined		Healthcare	Energy	Opportunities	Combined
Fund	Fund	Fund	(Note 1)		Fund	Fund	Fund	(Note 1)
Shares	Shares	Shares	Shares	Description	Value (a)	Value (a)	Value (a)	Value (a)
				INVESTMENT COMPANY SECURITY — 0.7%
-	1,800	-	1,800	Energy Select Sector SPDR Fund	-	89,424	-	89,424
188,906	-	2,541,901	2,730,807	State Street Institutional Liquid Reserves Fund	188,906	-	2,541,901	2,730,807
-	1,240	-	1,240	Vanguard Energy ETF	-	90,322	-	90,322
				TOTAL INVESTMENT COMPANY SECURITIES	188,906	179,746	2,541,901	2,910,553
				(Cost $188,906, $207,912 and $2,541,901, respectively)

				TOTAL INVESTMENTS - 100.6%	47,243,836	45,009,645	344,692,219	436,945,700
				(Cost $45,775,193, $35,546,993 and $410,085,416, repectively)

				OTHER ASSETS AND LIABILITIES (Net) - (0.6)%	(110,888)	(11,175)	(2,487,096)	(2,609,159)

				NET ASSETS - 100.0%	47,132,948	44,998,470	342,205,123	434,336,541

†	Non-income producing security.
#	Amount represents less than 0.05% of net assets.
(a)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(b)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(c)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).
(d)	Affiliated company security.
(e)
Security valued at fair value as of June 30, 2010 in accordance with guidelines approved by the Board of Trustees (see Notes to Financial Statements, Note 2). At June 30, 2010, these securities represent $96,886, 0.03% of net assets.

(f)
Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(g)
Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At June 30, 2010, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

Security	Acquisition Date	Cost
Mainstream Data Services Inc	08/29/00	$213,440

ABBREVIATION:

ADR - American Depositary Receipt

See Notes to Pro Forma Financial Statements.

At June 30, 2010, the country diversification (based on the country in which the company's headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

					Pro
			Munder	Pro	Forma
	Munder	Munder	Growth	Forma	Combined
	Healthcare	Energy	Opportunities	Combined	(Note 1)
	Fund	Fund	Fund	(Note 1)	% of
COMMON STOCK:	Value	Value	Value	Value	Net Assets
United States	$46,343,940	$36,237,047	$267,835,597	$350,416,584	80.7%
China	-	929,694	52,252,156	53,181,850	12.2%
Israel	242,793	-	14,862,019	15,104,812	3.5%
Guernsey	-	-	3,175,013	3,175,013	0.7%
Canada	-	1,699,883	548,066	2,247,949	0.5%
United Kingdom	-	318,852	1,825,280	2,144,132	0.5%
Australia	-	-	1,652,187	1,652,187	0.4%
Ireland	468,197	-	-	468,197	0.1%
Switzerland	-	265,797	-	265,797	0.1%
Italy	-	222,955	-	222,955	0.1%
Greece	-	209,716	-	209,716	0.1%
Bermuda	-	209,678	-	209,678	0.0	% #
Russian Federation	-	164,800	-	164,800	0.0	% #
Kazakhstan	-	158,848	-	158,848	0.0	% #
Norway	-	32,186	-	32,186	0.0	% #
Bahamas	-	27,825	-	27,825	0.0	% #
TOTAL COMMON STOCK	47,054,930	40,477,281	342,150,318	429,682,529	98.9%
TRUST/PARTNERSHIP INTERESTS	-	4,352,618	-	4,352,618	1.0%
INVESTMENT COMPANY SECURITY	188,906	179,746	2,541,901	2,910,553	0.7%
TOTAL INVESTMENTS	47,243,836	45,009,645	344,692,219	436,945,700	100.6%
OTHER ASSETS AND LIABILITIES (Net)	(110,888)	(11,175)	(2,487,096)	(2,609,159)	(0.6)%
NET ASSETS	$47,132,948	$44,998,470	$342,205,123	$434,336,541	100.0%

#	Amount represents less than 0.05% of net assets.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Statement of Assets and Liabilities
June 30, 2010
(Unaudited)

	Munder	Munder	Munder			Pro Forma
	Healthcare	Energy	Growth Opportunities			Combined
	Fund	Fund	Fund	Adjustments		(Note 1)
ASSETS:
Investments, at value (see accompanying schedules)
Securities of unaffiliated companies (a)	$47,243,836	$45,009,645	$339,627,048	$-		$431,880,529
Securities of affiliated company (b)	-	-	5,065,171	-		5,065,171
Total Investments	47,243,836	45,009,645	344,692,219	-		436,945,700
Foreign currency, at value	-	61,290	-	-		61,290
Dividends receivable	57,317	57,817	9,834	-		124,968
Receivable for investment securities sold	982,392	93,830	12,638,301	-		13,714,523
Receivable for Fund shares sold	1,527	39,303	42,087			82,917
Prepaid expenses and other assets	88,142	45,090	64,812	-		198,044
Total Assets	48,373,214	45,306,975	357,447,253	-		451,127,442

LIABILITIES:
Due to custodian	-	34,320	-	-		34,320
Payable for investment securities purchased	917,910	-	13,443,176	-		14,361,086
Payable for Fund shares redeemed	102,187	77,357	637,474	-		817,018
Transfer agency/record keeping fees payable	42,508	29,210	485,014	-		556,732
Trustees' fees and expenses payable	117,584	101,349	341,055	-		559,988
Distribution and shareholder servicing fees payable - Class A, B, C and R Shares, as applicable	18,602	18,666	118,545	14	(c)	155,827
Administration fees payable	6,866	6,711	38,935	-		52,512
Custody fees payable	1,358	2,081	8,300	-		11,739
Investment advisory fees payable	1,306	931	9,469	-		11,706
Shareholder servicing fees payable - Class K Shares	14	-	-	(14)	(c)	-
Accrued expenses and other payables	31,931	37,880	160,162	-		229,973
Total Liabilities	1,240,266	308,505	15,242,130	-		16,790,901
NET ASSETS	$47,132,948	$44,998,470	$342,205,123	$-		$434,336,541
Investments, at cost	$45,775,193	$35,546,993	$410,085,416	$-		$491,407,602
Foreign currency, at cost	$-	$61,421	$-	$-		$61,421

NET ASSETS CONSIST OF:
Accumulated net investment loss	$(74,443)	$(76,221)	$(158,696)	$-		$(309,360)
Accumulated net realized loss on investments sold	(129,782,725)	(1,175,470)	(1,367,562,050)	-		(1,498,520,245)
Net unrealized appreciation/(depreciation) of investments	1,468,643	9,462,312	(65,393,012)	-		(54,462,057)
Par Value	2,225	-	-	(2,225)	(d)	-
Paid-in capital	175,519,248	36,787,849	1,775,318,881	2,225	(d)	1,987,628,203
TOTAL NET ASSETS:	$47,132,948	$44,998,470	$342,205,123	$-		$434,336,541

Class Y:
Net assets	$3,116,216	$1,083,230	$10,751,528	$-		$14,950,974
Shares outstanding	138,215	71,261	477,185	(23,082)	(e)	663,579
Net asset value per share	$22.55	$15.20	$22.53	$-		$22.53

Class A:
Net assets	$29,754,266	$30,249,534	$262,009,645	$51,359	(c)	$322,064,804
Shares outstanding	1,363,533	2,036,124	12,010,547	(646,096)	(c), (e)	14,764,108
Net asset value and redemption price per share	$21.82	$14.86	$21.81	$-		$21.81
Maximum offering price per share	$23.09	$15.72	$23.08	$-		$23.08

Class B:
Net assets	$3,950,461	$3,752,976	$14,693,616	$-		$22,397,053
Shares outstanding	200,231	271,152	736,933	(85,052)	(e)	1,123,264
Net asset value per share	$19.73	$13.84	$19.94	$-		$19.94

Class C:
Net assets	$10,209,005	$9,912,730	$54,588,323	$-		$74,710,058
Shares outstanding	517,959	715,799	2,736,546	(225,150)	(e)	3,745,154
Net asset value per share	$19.71	$13.85	$19.95	$-		$19.95

Class K:
Net assets	$51,359	N/A	N/A	$(51,359)	(c)	N/A
Shares outstanding	2,357	N/A	N/A	(2,357)	(c)	N/A
Net asset value per share	$21.79	N/A	N/A	$-		N/A

Class R:
Net assets	$51,641	N/A	$162,011	$-		$213,652
Shares outstanding	2,403	N/A	7,541	1	(e)	9,945
Net asset value per share	$21.49	N/A	$21.48	$-		$21.48

(a)
Cost of securities of unaffiliated companies for Munder Healthcare Fund, Munder Energy Fund, Munder Growth Opportunities Fund and Pro Forma Combined is $45,775,193, $35,546,993, $401,534,940 and $482,857,126, respectively.

(b)	Cost of securities of affiliated company for Munder Healthcare Fund, Munder Energy Fund, Munder Growth Opportunities Fund and Pro Forma Combined is $0, $0, $8,550,476 and $8,550,476, respectively.

(c)	Class K Shares of Munder Healthcare Fund will be exchanged for Class A Shares of Munder Growth Opportunities Fund.

(d)	Shares of Munder Healthcare Fund with par value of $0.001 per share will be exchanged for shares of Growth Opportunities Fund which have no par value.

(e)	Adjustment to reflect the issuance of Munder Growth Opportunities Fund shares in exchange for shares of Munder Healthcare Fund and Munder Energy Fund in connection with the proposed reorganization.

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Pro Forma Combining Statement of Operations
For the Year Ended June 30, 2010
(Unaudited)

	Munder	Munder	Munder			Pro Forma
	Healthcare	Energy	Growth Opportunities			Combined
	Fund	Fund	Fund	Adjustments		(Note 1)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$891,105	$1,172,654	$1,417,049	$-		$3,480,808
Dividends on securities of affiliated company	-	-	141,908	-		141,908
Other Income	25,533	6,016	162,907	-		194,456
Total Investment Income	916,638	1,178,670	1,721,864	-		3,817,172

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	86,549	90,458	643,407	153	(b)	820,567
Class B Shares	53,725	53,510	155,315	-		262,550
Class C Shares	117,876	116,163	509,281	-		743,320
Class R Shares	273	-	396	-		669
Shareholder servicing fees:
Class K Shares	153	-	-	(153)	(b)	-
Transfer agency/record keeping fees	245,205	171,753	2,439,863	(76,616)	(c)	2,780,205
Investment advisory fees	550,550	406,688	3,371,641	(534,104)	(d)	3,794,775
Printing and mailing fees	64,729	43,599	223,966	(74,833)	(c)	257,461
Administration fees	92,235	90,965	443,651	(69,549)	(e)	557,302
Registration and filing fees	63,318	53,257	52,483	(116,575)	(c)	52,483
Legal and audit fees	30,032	30,664	29,536	(60,524)	(c)	29,708
Trustees' fees and expenses	63,995	61,034	77,105	(123,779)	(f)	78,355
Custody fees	24,527	32,919	73,235	(46,518)	(c)	84,163
Other	22,270	21,182	38,178	-		81,630
Total Expenses	1,415,437	1,172,192	8,058,057	(1,102,498)		9,543,188
NET INVESTMENT INCOME/(LOSS)	(498,799)	6,478	(6,336,193)	1,102,498		(5,726,016)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	1,883,881	7,148,312	30,318,736	-		39,350,929
Foreign currency-related transactions	-	(9,106)	(58,110)	-		(67,216)
Litigation proceeds	-	-	15,072,130	-		15,072,130
Net change in unrealized appreciation/(depreciation) of:
Securities	2,340,751	(2,560,242)	22,288,051	-		22,068,560
Foreign currency-related transactions	-	(272)	(263)	-		(535)
Net realized and unrealized loss on investments	4,224,632	4,578,692	67,620,544	-		76,423,868
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,725,833	$4,585,170	$61,284,351	$1,102,498		$70,697,852

(a)	Dividends for Munder Healthcare Fund, Munder Energy Fund and Munder Growth Opportunities Fund are net of foreign withholding taxes of $1,316, $25,176 and $1,299, respectively.

(b)	Adjustment reflects the Class K Shares of the Munder Healthcare Fund converting to Class A Shares of the Munder Growth Opportunities Fund.

(c)	Reductions reflect elimination of duplicate charges when the three funds become one.

(d)	Reduction reflects the impact of the revised advisory fee contract effective October 31, 2010 which results in an effective advisory fee rate of 0.85% based on average net assets.

(e)	Reduction reflects the lower effective admininistration fee rate due to combining the assets of the three funds.

(f)	Reduction includes the effect of the Trustees' fees and expenses being allocated to the remaining 13 funds after the merger.

See Notes to Pro Forma Financial Statements.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund
Notes to Pro Forma Financial Statements
June 30, 2010
(Unaudited)

1.  Basis of Combination

At a meeting held on August 17, 2010, the Board of Trustees of Munder Series Trust (“MST”) approved the merger of the Munder Energy Fund (“Energy Fund”) and the Board of Trustees of Munder Series Trust II (“MST II”) approved the merger of the Munder Healthcare Fund (“Healthcare Fund”) each with and into the Munder Growth Opportunities Fund (“Growth Opportunities Fund”),  a separate series of MST, subject to approval of shareholders of the Healthcare Fund and the Energy Fund. Both the Healthcare Fund and the Energy Fund will transfer all of their assets, subject to their liabilities, to the Growth Opportunities Fund, in exchange for a number of shares of the Growth Opportunities Fund equal in value to the assets less liabilities of the Healthcare Fund and the Energy Fund (the “Exchange”). The Growth Opportunities Fund shares will then be distributed to the shareholders of the Healthcare Fund and the Energy Fund on a pro-rata basis in liquidation of the Healthcare Fund and the Energy Fund. The Healthcare Fund shareholders and the Energy Fund shareholders will receive shares of the corresponding class of the Growth Opportunities Fund in the Exchange.

The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of Healthcare Fund, Energy Fund and Growth Opportunities Fund on June 30, 2010. The unaudited pro forma statement of operations reflects the results of operations of Healthcare Fund, Energy Fund and Growth Opportunities Fund for the year ended June 30, 2010. These statements have been derived from the respective books and records of Healthcare Fund, Energy Fund and Growth Opportunities Fund utilized in calculating daily net asset value at the dates indicated above in accordance with U.S. generally accepted accounting principles. For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as a Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Growth Opportunities Fund for pre-combination periods will not be restated. The fiscal year end is June 30 for all the funds.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of Healthcare Fund, Energy Fund and Growth Opportunities Fund included or incorporated by reference in the Statement of Additional Information of which the pro forma combined financial statements form a part. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on June 30, 2010. The pro forma financial statements were prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the Exchange, the Growth Opportunities Fund will be the accounting survivor.

2.  Portfolio Valuation

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Munder Healthcare Fund
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Healthcare Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Healthcare Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Healthcare Fund’s investments as of June 30, 2010:

Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$47,243,836
Level 2 —Other Significant Observable Inputs	—
Level 3 —Significant Unobservable Inputs	—
Total	$47,243,836

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Healthcare Fund’s investments by sector and industry.

Munder Energy Fund
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Energy Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Energy Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Energy Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$44,912,759
Level 2 —Other Significant Observable Inputs	96,886	*
Level 3 —Significant Unobservable Inputs	—
Total	$45,009,645

*
Security value transferred from Level 1 to Level 2 during the period ended June 30, 2010 as the lack of a readily available quoted price caused the security to be fair valued using other significant observable inputs on June 30, 2010.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Energy Fund’s investments by sector and industry.

Munder Growth Opportunities Fund
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Growth Opportunities Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Growth Opportunities Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Growth Opportunities Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$344,692,219
Level 2 —Other Significant Observable Inputs	—
Level 3 —Significant Unobservable Inputs	—	*
Total	$344,692,219

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock and
	Preferred Stock –
	Information
	Technology
Balance as of 6/30/2009	$—	*
Transfer in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999
Balance as of 6/30/2010	$—	*
Net change in unrealized appreciation/(depreciation) from investments
still held at the end of the period	$—

* Level 3 valuation inputs were used to value certain securities held by Growth Opportunities Fund at zero.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Growth Opportunities Fund’s investments by sector and industry.

Munder Healthcare Fund / Munder Energy Fund / Munder Growth Opportunities Fund Pro Forma Combined (“Combined Fund”)
Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of Combined Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1—quoted prices in active markets for identical securities
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including Combined Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Combined Fund’s investments as of June 30, 2010:

	Investments in
Valuation Inputs	Securities
Level 1 —Quoted Prices	$436,848,814
Level 2 —Other Significant Observable Inputs	96,886	*
Level 3 —Significant Unobservable Inputs	—	**
Total	$436,945,700

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Common Stock and
	Preferred Stock –
	Information
	Technology
Balance as of 6/30/2009	$—	**
Transfer in and/or out of Level 3	—
Net purchases/(sales)	(195,555)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(804,444)
Change in unrealized appreciation/(depreciation)	999,999
Balance as of 6/30/2010	$—	**
Net change in unrealized appreciation/(depreciation) from investments
still held at the end of the period	$—

*
Security value transferred from Level 1 to Level 2 during the period ended June 30, 2010 as the lack of a readily available quoted price caused the security to be fair valued using other significant observable inputs on June 30, 2010.

**	Level 3 valuation inputs were used to value certain securities held by Combined Fund at zero.

The level of input used to value each security is identified in the Pro Forma Schedule of Investments, which also includes a breakdown of Combined Fund’s investments by sector and industry.

3.  Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Growth Opportunities Fund which would have been issued at June 30, 2010 in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of each class of shares of Healthcare Fund and Energy Fund as of June 30, 2010 divided by the net asset value per share of the corresponding class of shares of Growth Opportunities Fund as of June 30, 2010, except with respect to Class A Shares. The number of Class A Shares assumed to be issued is equal to the net asset value of both the Class A Shares and Class K Shares of the Healthcare Fund and the net asset value of Class A Shares of the Energy Fund as of June 30, 2010 divided by the net asset value per share of the Class A Shares of the Growth Opportunities Fund as of June 30, 2010. The pro forma total number of shares outstanding of 20,306,050 consists of 4,337,298 additional shares assumed issued in the reorganization plus 15,968,752 shares of Growth Opportunities Fund outstanding at June 30, 2010.

4.  Pro Forma Operating Expenses

The accompanying pro forma statement of operations reflects changes in fund expenses as if the Exchange had taken place on July 1, 2009. Munder Capital Management, the advisor to both funds, will bear the expenses of the Exchange.

5.  Federal Income Taxes

All three funds have qualified as regulated investment companies by complying with the requirements of Subchapter M of the Internal Revenue Code. After the Exchange, Growth Opportunities Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. None of the Funds have incurred any such interest or penalties during the year ended June 30, 2010. The tax cost of investments will remain unchanged for the Combined Fund.

The Funds are not subject to examination by U.S. federal or state tax authorities for tax years before 2007.

6.  Revolving Line of Credit

Effective December 9, 2009, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which Combined Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of Combined Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes an annual commitment fee equal to 0.15% per annum through December 8, 2010 on the daily amount of the unused commitment. Prior to December 9, 2009, borrowings under the line were limited to the lesser of $75,000,000 or 25% of Combined Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest was payable on outstanding borrowings at the higher of (a) the federal funds rate plus 0.50% or (b) the overnight LIBOR rate plus 0.50%, and the annual commitment fee was equal to 0.11% per annum on the daily amount of the unused commitment. During the year ended June 30, 2010, Combined Fund did not utilize the revolving line of credit. For the year ended June 30, 2010, total commitment fees for Healthcare Fund, Energy Fund and Growth Opportunities Fund were $816, $798 and $4,585, respectively.

MUNDER SERIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

Item 16.	Exhibits

(1)	(a)
Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(b)
Amended Schedule A dated April 30, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(2)
Amended and Restated By-Laws of the Registrant dated May 16, 2006, are incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization filed herewith as Exhibit D to the Proxy Statement/Prospectus.

(5)	Not Applicable.

(6)
Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(a)
Amendment No. 1 dated August 14, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(b)
Amendment No. 2 dated August 15, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

C-1

(c)
Amendment No. 3 dated November 13, 2007 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 17, 2008.

(d)
Amendment No. 4 dated May 13, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(e)
Amendment No. 5 dated June 14, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(f)
Amendment No. 6 dated June 30, 2008 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

	(g)	Amendment No. 7 dated March 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is filed herein.

(h)
Amendment No. 8 dated May 1, 2009 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(i)
Amendment No. 9 dated January 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on August 27, 2010.

(j)
Amendment No. 10 dated July 1, 2010 to the Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II and Munder Capital Management is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on August 27, 2010.

(7)
Combined Distribution Agreement dated March 31, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(i)
Amendment No. 1 dated May 1, 2009 to the Distribution Agreement dated March 1, 2009, between Registrant, Munder Series Trust II and Funds Distributor, LLC is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(8)	Not Applicable.

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(9)
Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(a)
Amendment No. 1 to Master Custodian Agreement dated June 1, 2002, by and among The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(b)
Amendment No. 2 to Master Custodian Agreement dated April 30, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(c)
Amendment No. 3 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(d)
Amendment No. 4 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (formerly The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(e)
Amendment No. 5 to Master Custodian Agreement dated February 25, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

(f)
Amendment No. 6 to Master Custodian Agreement dated May 17, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(g)
Amendment No. 7 to Master Custodian Agreement dated August 15, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2005.

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(h)
Amendment No. 8 to Master Custodian Agreement dated April 17, 2006, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(i)
Amendment No. 9 to Master Custodian Agreement dated August 14, 2007, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 1, 2007.

(j)
Amendment No. 10 to Master Custodian Agreement dated September 28, 2007, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on July 1, 2008.

(k)
Amendment No. 11 to Master Custodian Agreement dated June 30, 2008, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2008.

(l)
Amendment No. 12 to Master Custodian Agreement dated May 1, 2009, by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(10)	(a) Combined Distribution and Service Plan dated April 23, 2010 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on August 27, 2010.

(b)
Amended and Restated Multi-Class Plan dated May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 28, 2009.

(11)	Form of opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters to filed by amendment.

(12)	Form of opinion of Dechert LLP regarding tax matters to be filed by amendment.

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(15)	Not Applicable.

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(16)
Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003, to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004 and to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

(17)	Form of Proxy Card is filed herewith.

Item 17.	Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Birmingham, in the State of Michigan, on the 29th day of September, 2010.

MUNDER SERIES TRUST

By:	/s/ James V. Fitzgerald
James V. Fitzgerald, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
*	Trustee	September 29, 2010
John Engler

*	Trustee	September 29, 2010
Joseph E. Champagne

*	Trustee	September 29, 2010
Thomas D. Eckert

*	Trustee	September 29, 2010
John Rakolta, Jr.

*	Trustee	September 29, 2010
David J. Brophy

*	Trustee	September 29, 2010
Michael T. Monahan

*	Trustee	September 29, 2010
Arthur T. Porter

*	Trustee	September 29, 2010
Lisa A. Payne

/s/ James V. Fitzgerald	President	September 29, 2010
James V. Fitzgerald	(Principal Executive Officer)

/s/ Peter K. Hoglund	Vice President	September 29, 2010
Peter K. Hoglund	(Principal Financial Officer)

/s/ David Rumph	Treasurer	September 29, 2010
David Rumph	(Principal Accounting Officer)

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg
as Attorney-in-Fact

INDEX OF EXHIBITS

Item 16.	Exhibits

(17)	Form of Proxy Card